Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q3PH

Statements of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 29
Franklin Global Real Estate VIP Fund 34
Franklin Growth and Income VIP Fund 37
Franklin Income VIP Fund 42
Franklin Large Cap Growth VIP Fund 50
Franklin Mutual Global Discovery VIP Fund 55
Franklin Mutual Shares VIP Fund 61
Franklin Rising Dividends VIP Fund 67
Franklin Small Cap Value VIP Fund 70
Franklin Small-Mid Cap Growth VIP Fund 74
Franklin Strategic Income VIP Fund 80
Franklin U.S. Government Securities VIP Fund 104
Franklin VolSmart Allocation VIP Fund 108
Templeton Developing Markets VIP Fund 117
Templeton Foreign VIP Fund 121
Templeton Global Bond VIP Fund 125
Templeton Growth VIP Fund 135
Notes to Statements of Investments 139

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Allocation VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.5%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 85,871 $ 650,319
BWX Technologies, Inc. ................................ United States 5,865 315,889
Dassault Aviation SA ................................... France 3,640 409,152
General Dynamics Corp. ................................ United States 4,141 811,760
Huntington Ingalls Industries, Inc. ......................... United States 1,707 329,553
Lockheed Martin Corp. ................................. United States 3,597 1,241,325
MTU Aero Engines AG ................................. Germany 5,700 1,281,429
Northrop Grumman Corp. ............................... United States 5,869 2,113,720
Raytheon Technologies Corp. ............................ United States 24,611 2,115,562
a
Rolls-Royce Holdings plc ............................... United Kingdom 322,274 601,850
Textron, Inc. ......................................... United States 1,311 91,521
9,962,080
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. ............................ United States 1,053 91,611
Deutsche Post AG ..................................... Germany 12,328 773,053
DSV A/S ............................................ Denmark 5,000 1,196,764
Expeditors International of Washington, Inc. ................. United States 2,040 243,025
United Parcel Service, Inc., B ............................ United States 10,775 1,962,128
4,266,581
Airlines 0.1%
a
International Consolidated Airlines Group SA ................. United Kingdom 173,795 414,892
a
Southwest Airlines Co. ................................. United States 1,855 95,403
510,295
Auto Components 0.2%
Aisin Corp. .......................................... Japan 1,800 65,226
a
Aptiv plc ............................................ United States 2,400 357,528
a
Continental AG ....................................... Germany 3,858 418,801
Gentex Corp. ........................................ United States 1,995 65,795
Toyota Industries Corp. ................................. Japan 3,675 302,379
Valeo .............................................. France 20,451 570,719
1,780,448
Automobiles 0.6%
Bayerische Motoren Werke AG ........................... Germany 7,859 746,408
Daimler AG .......................................... Germany 7,310 644,946
a
General Motors Co. .................................... United States 1,624 85,601
Honda Motor Co. Ltd. .................................. Japan 27,200 836,232
Isuzu Motors Ltd. ..................................... Japan 58,300 758,496
Stellantis NV ......................................... United States 31,674 602,766
Toyota Motor Corp. .................................... Japan 41,500 739,421
4,413,870
Banks 2.1%
Bank Leumi Le-Israel BM ............................... Israel 13,913 117,800
Bank of America Corp. ................................. United States 3,446 146,283
Barclays plc ......................................... United Kingdom 147,333 374,328
BNP Paribas SA ...................................... France 16,027 1,025,374
CaixaBank SA ........................................ Spain 81,512 252,760
Citigroup, Inc. ........................................ United States 1,364 95,726
Citizens Financial Group, Inc. ............................ United States 15,065 707,754
Commonwealth Bank of Australia ......................... Australia 8,163 605,528
DBS Group Holdings Ltd. ............................... Singapore 35,600 788,818
a
FinecoBank Banca Fineco SpA ........................... Italy 72,897 1,316,600
ING Groep NV ....................................... Netherlands 109,162 1,586,985

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
JPMorgan Chase & Co. ................................. United States 8,105 $ 1,326,707
Kasikornbank PCL .................................... Thailand 105,492 413,375
KB Financial Group, Inc. ................................ South Korea 19,106 888,367
KeyCorp ............................................ United States 4,696 101,528
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 39,100 231,133
People's United Financial, Inc. ............................ United States 1,354 23,654
PNC Financial Services Group, Inc. (The) ................... United States 8,697 1,701,481
Shinhan Financial Group Co. Ltd. ......................... South Korea 21,181 715,319
Standard Chartered plc ................................. United Kingdom 140,883 823,479
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 23,000 809,125
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 98,300 689,083
a
SVB Financial Group ................................... United States 171 110,616
Truist Financial Corp. .................................. United States 1,699 99,646
US Bancorp ......................................... United States 1,681 99,919
15,051,388
Beverages 0.8%
Anheuser-Busch InBev SA/NV ........................... Belgium 4,895 277,620
a
Boston Beer Co., Inc. (The), A ............................ United States 37 18,861
Brown-Forman Corp., A ................................. United States 350 21,935
Brown-Forman Corp., B ................................ United States 7,919 530,652
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 16,400 41,656
Coca-Cola Co. (The) ................................... United States 7,817 410,158
Constellation Brands, Inc., A ............................. United States 2,304 485,430
Kirin Holdings Co. Ltd. ................................. Japan 14,443 268,060
a
Monster Beverage Corp. ................................ United States 13,697 1,216,704
PepsiCo, Inc. ........................................ United States 11,209 1,685,946
Pernod Ricard SA ..................................... France 2,100 462,953
5,419,975
Biotechnology 1.2%
AbbVie, Inc. ......................................... United States 17,201 1,855,471
Amgen, Inc. ......................................... United States 5,911 1,256,974
a
Biogen, Inc. ......................................... United States 1,134 320,911
CSL Ltd. ............................................ Australia 7,544 1,575,523
a
Deciphera Pharmaceuticals, Inc. .......................... United States 2,400 81,552
a
Galapagos NV ....................................... Belgium 2,621 137,508
a
Genmab A/S ......................................... Denmark 2,600 1,135,944
Gilead Sciences, Inc. .................................. United States 7,809 545,459
a
Iovance Biotherapeutics , Inc. ............................. United States 1,500 36,990
a
Mirati Therapeutics, Inc. ................................ United States 1,000 176,910
a
Moderna , Inc. ........................................ United States 678 260,935
a
Neurocrine Biosciences, Inc. ............................. United States 1,509 144,728
a
PTC Therapeutics, Inc. ................................. United States 1,400 52,094
a
Regeneron Pharmaceuticals, Inc. ......................... United States 959 580,368
a
United Therapeutics Corp. ............................... United States 78 14,397
a
Vertex Pharmaceuticals, Inc. ............................. United States 3,319 602,033
8,777,797
Building Products 0.7%
A O Smith Corp. ...................................... United States 2,863 174,843
AGC, Inc. ........................................... Japan 9,500 489,556
Allegion plc .......................................... United States 3,184 420,861
Carlisle Cos., Inc. ..................................... United States 2,200 437,338
Cie de Saint-Gobain ................................... France 7,935 533,979
Fortune Brands Home & Security, Inc. ...................... United States 938 83,876
Geberit AG .......................................... Switzerland 1,101 808,487
Johnson Controls International plc ......................... United States 14,935 1,016,775

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Lennox International, Inc. ............................... United States 193 $ 56,775
Masco Corp. ......................................... United States 1,495 83,047
Trane Technologies plc ................................. United States 5,066 874,645
a
Trex Co., Inc. ........................................ United States 473 48,213
Xinyi Glass Holdings Ltd. ............................... Hong Kong 50,000 149,152
5,177,547
Capital Markets 2.2%
3i Group plc ......................................... United Kingdom 29,983 514,953
Bank of New York Mellon Corp. (The) ...................... United States 3,226 167,236
BlackRock, Inc. ....................................... United States 1,072 899,044
Charles Schwab Corp. (The) ............................. United States 12,531 912,758
Deutsche Boerse AG ................................... Germany 5,900 957,332
Evercore , Inc., A ...................................... United States 158 21,120
FactSet Research Systems, Inc. .......................... United States 276 108,959
Goldman Sachs Group, Inc. (The) ......................... United States 5,788 2,188,038
Hargreaves Lansdown plc ............................... United Kingdom 8,348 160,269
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 4,200 258,090
Intercontinental Exchange, Inc. ........................... United States 5,655 649,307
Intermediate Capital Group plc ........................... United Kingdom 43,000 1,177,323
Invesco Ltd. ......................................... United States 16,456 396,754
Jefferies Financial Group, Inc. ............................ United States 876 32,526
Julius Baer Group Ltd. ................................. Switzerland 860 57,147
Lazard Ltd., A ........................................ United States 761 34,854
MarketAxess Holdings, Inc. .............................. United States 400 168,276
Moody's Corp. ........................................ United States 1,196 424,712
Morgan Stanley ....................................... United States 1,033 100,521
Nasdaq, Inc. ......................................... United States 3,300 636,966
Partners Group Holding AG .............................. Switzerland 751 1,172,229
S&P Global, Inc. ...................................... United States 4,418 1,877,164
SEI Investments Co. ................................... United States 744 44,119
Singapore Exchange Ltd. ............................... Singapore 24,400 178,623
T Rowe Price Group, Inc. ............................... United States 7,366 1,448,892
Tradeweb Markets, Inc., A ............................... United States 3,900 315,042
UBS Group AG ....................................... Switzerland 52,795 842,829
15,745,083
Chemicals 2.5%
Air Products and Chemicals, Inc. .......................... United States 8,383 2,146,970
Albemarle Corp. ...................................... United States 5,530 1,210,904
BASF SE ........................................... Germany 1,743 132,132
Celanese Corp. ....................................... United States 1,234 185,890
b
Covestro AG, 144A, Reg S .............................. Germany 10,853 739,609
a
Danimer Scientific, Inc. ................................. United States 700 11,438
Dow, Inc. ........................................... United States 12,136 698,548
Eastman Chemical Co. ................................. United States 802 80,793
Ecolab, Inc. .......................................... United States 6,321 1,318,687
EMS- Chemie Holding AG ............................... Switzerland 261 246,638
Huntsman Corp. ...................................... United States 818 24,205
Koninklijke DSM NV ................................... Netherlands 6,600 1,319,785
Linde plc ............................................ United Kingdom 8,585 2,518,667
LyondellBasell Industries NV, A ........................... United States 11,910 1,117,754
Mitsubishi Chemical Holdings Corp. ....................... Japan 18,900 172,061
Mitsubishi Gas Chemical Co., Inc. ......................... Japan 7,400 145,925
Mitsui Chemicals, Inc. .................................. Japan 8,800 293,999
Mosaic Co. (The) ..................................... United States 2,998 107,089
NewMarket Corp. ..................................... United States 53 17,955
Nitto Denko Corp. ..................................... Japan 6,700 476,950

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Sherwin-Williams Co. (The) .............................. United States 2,814 $ 787,160
Sika AG ............................................ Switzerland 3,000 948,672
Sumitomo Chemical Co. Ltd. ............................. Japan 31,700 164,531
Symrise AG ......................................... Germany 8,400 1,100,950
Tosoh Corp. ......................................... Japan 12,700 230,146
Umicore SA ......................................... Belgium 22,000 1,301,455
Valvoline, Inc. ........................................ United States 954 29,746
17,528,659
Commercial Services & Supplies 0.3%
Cintas Corp. ......................................... United States 3,082 1,173,194
a
Copart , Inc. .......................................... United States 1,532 212,519
Downer EDI Ltd. ...................................... Australia 26,870 122,423
Republic Services, Inc. ................................. United States 3,514 421,891
Rollins, Inc. .......................................... United States 4,141 146,301
2,076,328
Communications Equipment 0.1%
a
Arista Networks, Inc. ................................... United States 244 83,848
Cisco Systems, Inc. ................................... United States 9,857 536,516
a
F5 Networks, Inc. ..................................... United States 452 89,849
Motorola Solutions, Inc. ................................. United States 1,165 270,653
980,866
Construction & Engineering 0.1%
Quanta Services, Inc. .................................. United States 251 28,569
Sinopec Engineering Group Co. Ltd., H ..................... China 547,500 277,462
Taisei Corp. ......................................... Japan 17,100 547,914
853,945
Construction Materials 0.1%
Eagle Materials, Inc. ................................... United States 73 9,575
James Hardie Industries plc, CDI ......................... United States 2,306 81,762
Martin Marietta Materials, Inc. ............................ United States 1,463 499,878
591,215
Consumer Finance 0.1%
Capital One Financial Corp. ............................. United States 5,122 829,610
Discover Financial Services ............................. United States 746 91,646
Synchrony Financial ................................... United States 1,067 52,155
973,411
Containers & Packaging 0.1%
Amcor plc ........................................... United States 2,854 33,078
Avery Dennison Corp. .................................. United States 350 72,524
Ball Corp. ........................................... United States 1,168 105,085
International Paper Co. ................................. United States 1,262 70,571
Packaging Corp. of America ............................. United States 641 88,099
Silgan Holdings, Inc. ................................... United States 148 5,677
Sonoco Products Co. .................................. United States 702 41,825
416,859
Distributors 0.0%
†
Genuine Parts Co. .................................... United States 990 120,018
a
LKQ Corp. .......................................... United States 1,803 90,727

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Distributors (continued)
Pool Corp. .......................................... United States 310 $ 134,667
345,412
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. ............................ United States 182 16,009
H&R Block, Inc. ....................................... United States 17,886 447,150
463,159
Diversified Financial Services 0.3%
a
Berkshire Hathaway, Inc., B .............................. United States 2,705 738,303
EXOR NV ........................................... Netherlands 3,542 297,222
Investor AB, B ........................................ Sweden 35,887 771,939
a
Kinnevik AB, B ....................................... Sweden 8,221 289,082
2,096,546
Diversified Telecommunication Services 0.5%
AT&T, Inc. ........................................... United States 14,625 395,021
a
BT Group plc ........................................ United Kingdom 67,054 143,735
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 19,000 1,173,010
Deutsche Telekom AG .................................. Germany 25,784 517,055
Lumen Technologies, Inc. ............................... United States 3,168 39,252
Nippon Telegraph & Telephone Corp. ...................... Japan 39,200 1,086,200
Verizon Communications, Inc. ............................ United States 7,633 412,258
3,766,531
Electric Utilities 0.3%
Alliant Energy Corp. ................................... United States 1,605 89,848
American Electric Power Co., Inc. ......................... United States 3,261 264,728
Evergy , Inc. .......................................... United States 1,320 82,104
Exelon Corp. ......................................... United States 2,903 140,331
Hawaiian Electric Industries, Inc. .......................... United States 733 29,928
NextEra Energy, Inc. ................................... United States 8,692 682,496
OGE Energy Corp. .................................... United States 361 11,899
PPL Corp. ........................................... United States 3,290 91,725
Southern Co. (The) .................................... United States 7,558 468,369
Xcel Energy, Inc. ...................................... United States 2,372 148,250
2,009,678
Electrical Equipment 0.4%
Acuity Brands, Inc. .................................... United States 62 10,749
AMETEK, Inc. ........................................ United States 2,618 324,658
a
Array Technologies, Inc. ................................ United States 19,900 368,548
Eaton Corp. plc ....................................... United States 1,773 264,727
Emerson Electric Co. .................................. United States 6,834 643,763
a
Generac Holdings, Inc. ................................. United States 534 218,230
Hubbell, Inc. ......................................... United States 162 29,268
Mitsubishi Electric Corp. ................................ Japan 45,700 635,120
nVent Electric plc ..................................... United States 9,500 307,135
Rockwell Automation, Inc. ............................... United States 891 261,990
3,064,188
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., A .................................... United States 11,866 868,947
Cognex Corp. ........................................ United States 1,387 111,265
Keyence Corp. ....................................... Japan 400 238,748
a
Keysight Technologies, Inc. .............................. United States 2,762 453,769
TE Connectivity Ltd. ................................... United States 7,749 1,063,318

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Vontier Corp. ......................................... United States 1,686 $ 56,650
2,792,697
Energy Equipment & Services 0.2%
Halliburton Co. ....................................... United States 4,613 99,733
SBM Offshore NV ..................................... Netherlands 49,597 884,186
a
Tecnicas Reunidas SA ................................. Spain 14,942 141,269
1,125,188
Entertainment 0.6%
Activision Blizzard, Inc. ................................. United States 4,929 381,455
a
CTS Eventim AG & Co. KGaA ............................ Germany 18,000 1,354,260
Electronic Arts, Inc. .................................... United States 3,444 489,909
Nintendo Co. Ltd. ..................................... Japan 1,000 477,883
a
Walt Disney Co. (The) .................................. United States 7,112 1,203,137
World Wrestling Entertainment, Inc., A ...................... United States 81 4,557
3,911,201
Equity Real Estate Investment Trusts (REITs) 0.8%
CoreSite Realty Corp. .................................. United States 155 21,474
Crown Castle International Corp. .......................... United States 4,685 812,004
CubeSmart .......................................... United States 364 17,636
Equinix , Inc. ......................................... United States 115 90,865
Extra Space Storage, Inc. ............................... United States 969 162,782
Goodman Group ...................................... Australia 39,407 606,107
Life Storage, Inc. ...................................... United States 137 15,719
National Retail Properties, Inc. ........................... United States 1,296 55,974
Nomura Real Estate Master Fund, Inc. ..................... Japan 49 70,524
Public Storage ....................................... United States 7,139 2,120,997
Realty Income Corp. ................................... United States 2,453 159,102
SBA Communications Corp. ............................. United States 272 89,915
SL Green Realty Corp. ................................. United States 138 9,776
Spirit Realty Capital, Inc. ................................ United States 790 36,372
STORE Capital Corp. .................................. United States 1,569 50,255
VICI Properties, Inc. ................................... United States 1,625 46,166
Weyerhaeuser Co. .................................... United States 27,712 985,716
WP Carey, Inc. ....................................... United States 1,147 83,777
5,435,161
Food & Staples Retailing 0.7%
Casey's General Stores, Inc. ............................. United States 247 46,547
Costco Wholesale Corp. ................................ United States 1,159 520,797
Koninklijke Ahold Delhaize NV ............................ Netherlands 7,317 243,632
Kroger Co. (The) ...................................... United States 32,068 1,296,509
Lawson, Inc. ......................................... Japan 2,300 112,982
Sundrug Co. Ltd. ...................................... Japan 19,043 580,888
Walgreens Boots Alliance, Inc. ........................... United States 4,900 230,545
Walmart, Inc. ........................................ United States 13,482 1,879,121
4,911,021
Food Products 0.4%
Archer-Daniels-Midland Co. ............................. United States 1,003 60,190
Bunge Ltd. .......................................... United States 251 20,411
Campbell Soup Co. .................................... United States 791 33,072
Conagra Brands, Inc. .................................. United States 821 27,807
Flowers Foods, Inc. .................................... United States 1,396 32,987
General Mills, Inc. ..................................... United States 4,598 275,052

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Hershey Co. (The) .................................... United States 1,212 $ 205,131
Hormel Foods Corp. ................................... United States 2,113 86,633
Ingredion, Inc. ........................................ United States 461 41,034
J M Smucker Co. (The) ................................. United States 714 85,701
Kellogg Co. .......................................... United States 1,527 97,606
Lamb Weston Holdings, Inc. ............................. United States 2,032 124,704
McCormick & Co., Inc. ................................. United States 8,721 706,663
Nestle SA ........................................... Switzerland 6,195 746,556
Tyson Foods, Inc., A ................................... United States 2,023 159,696
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 62,000 44,147
2,747,390
Gas Utilities 0.1%
Atmos Energy Corp. ................................... United States 804 70,913
National Fuel Gas Co. .................................. United States 164 8,613
Osaka Gas Co. Ltd. ................................... Japan 18,300 334,397
Tokyo Gas Co. Ltd. .................................... Japan 17,500 325,628
UGI Corp. ........................................... United States 383 16,323
755,874
Health Care Equipment & Supplies 3.1%
Abbott Laboratories .................................... United States 14,160 1,672,721
Alcon, Inc. ........................................... Switzerland 16,000 1,295,741
Becton Dickinson and Co. ............................... United States 5,067 1,245,570
Cochlear Ltd. ........................................ Australia 6,000 938,386
Coloplast A/S, B ...................................... Denmark 2,513 392,921
Danaher Corp. ....................................... United States 7,042 2,143,867
DiaSorin SpA ........................................ Italy 755 158,099
a
Edwards Lifesciences Corp. ............................. United States 5,740 649,825
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 8,367 183,985
GN Store Nord A/S .................................... Denmark 12,000 829,919
a
Haemonetics Corp. .................................... United States 4,024 284,054
a
Hologic , Inc. ......................................... United States 1,241 91,598
Hoya Corp. .......................................... Japan 5,600 873,705
a
IDEXX Laboratories, Inc. ................................ United States 3,232 2,009,981
a
Intuitive Surgical, Inc. .................................. United States 1,922 1,910,756
Koninklijke Philips NV .................................. Netherlands 3,193 141,849
Medtronic plc ........................................ United States 10,800 1,353,780
Olympus Corp. ....................................... Japan 6,800 148,838
a
Quidel Corp. ......................................... United States 146 20,608
ResMed , Inc. ........................................ United States 1,016 267,767
b
Siemens Healthineers AG, 144A, Reg S .................... Germany 2,586 167,709
Sonova Holding AG .................................... Switzerland 1,474 557,127
STERIS plc .......................................... United States 429 87,636
Stryker Corp. ........................................ United States 8,592 2,265,882
Teleflex, Inc. ......................................... United States 2,528 951,918
West Pharmaceutical Services, Inc. ........................ United States 3,865 1,640,847
22,285,089
Health Care Providers & Services 0.8%
Cardinal Health, Inc. ................................... United States 546 27,005
Chemed Corp. ....................................... United States 109 50,698
CVS Health Corp. ..................................... United States 4,872 413,438
Fresenius Medical Care AG & Co. KGaA .................... Germany 9,703 680,581
Fresenius SE & Co. KGaA ............................... Germany 1,980 94,769
a
Guardant Health, Inc. .................................. United States 700 87,507
HCA Healthcare, Inc. ................................... United States 3,845 933,258
Humana, Inc. ........................................ United States 502 195,353

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
Laboratory Corp. of America Holdings ...................... United States 3,374 $ 949,579
Premier, Inc., A ....................................... United States 498 19,302
Quest Diagnostics, Inc. ................................. United States 1,105 160,568
Sinopharm Group Co. Ltd., H ............................ China 87,600 229,560
UnitedHealth Group, Inc. ................................ United States 5,258 2,054,511
5,896,129
Health Care Technology 0.2%
Cerner Corp. ......................................... United States 12,991 916,125
a
Certara , Inc. ......................................... United States 1,000 33,100
a
Veeva Systems, Inc., A ................................. United States 1,748 503,721
1,452,946
Hotels, Restaurants & Leisure 0.5%
a
Airbnb, Inc., A ........................................ United States 1,000 167,750
a
Booking Holdings, Inc. ................................. United States 292 693,170
a
Chipotle Mexican Grill, Inc. .............................. United States 65 118,139
Domino's Pizza, Inc. ................................... United States 357 170,275
a
Las Vegas Sands Corp. ................................. United States 10,680 390,888
McDonald's Corp. ..................................... United States 6,048 1,458,233
Starbucks Corp. ...................................... United States 809 89,241
a
Wynn Resorts Ltd. .................................... United States 988 83,733
Yum! Brands, Inc. ..................................... United States 890 108,856
3,280,285
Household Durables 0.4%
Barratt Developments plc ............................... United Kingdom 29,020 256,502
DR Horton, Inc. ....................................... United States 1,573 132,085
Garmin Ltd. .......................................... United States 1,104 171,628
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 51,500 308,256
Iida Group Holdings Co. Ltd. ............................. Japan 7,300 187,769
Lennar Corp., A ....................................... United States 2,448 229,329
a
NVR, Inc. ........................................... United States 23 110,264
Persimmon plc ....................................... United Kingdom 1,765 63,118
PulteGroup, Inc. ...................................... United States 3,069 140,928
Sekisui House Ltd. .................................... Japan 19,400 406,255
Sony Group Corp. ..................................... Japan 8,548 948,988
Taylor Wimpey plc ..................................... United Kingdom 48,185 100,488
Whirlpool Corp. ....................................... United States 111 22,628
3,078,238
Household Products 0.4%
Church & Dwight Co., Inc. ............................... United States 1,794 148,130
Clorox Co. (The) ...................................... United States 1,056 174,884
Colgate-Palmolive Co. ................................. United States 18,084 1,366,789
Kimberly-Clark Corp. ................................... United States 648 85,821
Procter & Gamble Co. (The) ............................. United States 8,802 1,230,520
3,006,144
Industrial Conglomerates 1.2%
3M Co. ............................................. United States 4,626 811,493
CK Hutchison Holdings Ltd. .............................. United Kingdom 181,500 1,210,802
Hitachi Ltd. .......................................... Japan 31,946 1,889,948
Honeywell International, Inc. ............................. United States 7,751 1,645,382
Roper Technologies, Inc. ................................ United States 5,100 2,275,263
Siemens AG ......................................... Germany 2,329 380,894
8,213,782

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 0.5%
Admiral Group plc ..................................... United Kingdom 5,305 $ 221,637
AIA Group Ltd. ....................................... Hong Kong 68,446 787,425
Allstate Corp. (The) .................................... United States 751 95,610
Arthur J Gallagher & Co. ................................ United States 678 100,785
Assured Guaranty Ltd. ................................. United States 131 6,132
CNP Assurances ...................................... France 8,227 129,842
Erie Indemnity Co., A ................................... United States 1,800 321,156
Lincoln National Corp. .................................. United States 1,514 104,087
MetLife, Inc. ......................................... United States 2,410 148,769
NN Group NV ........................................ Netherlands 4,987 261,219
Old Republic International Corp. .......................... United States 520 12,028
Progressive Corp. (The) ................................ United States 2,456 221,998
Prudential plc, (GBP Traded) ............................. United Kingdom 30,612 593,973
c
Prudential plc, (HKD Traded) ............................. United Kingdom 7,400 142,233
Unum Group ......................................... United States 3,448 86,407
3,233,301
Interactive Media & Services 2.5%
a
Alphabet, Inc., A ...................................... United States 2,806 7,501,897
a
Alphabet, Inc., C ...................................... United States 1,493 3,979,308
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 25,763 203,150
a
Baidu, Inc., ADR ...................................... China 1,985 305,194
a
Facebook, Inc., A ..................................... United States 14,550 4,938,124
a
IAC/InterActiveCorp ................................... United States 1,007 131,202
Kakaku.com, Inc. ..................................... Japan 2,000 64,586
a
Match Group, Inc. ..................................... United States 3,440 540,046
REA Group Ltd. ....................................... Australia 2,468 277,857
a
Vimeo, Inc. .......................................... United States 1,721 50,546
17,991,910
Internet & Direct Marketing Retail 1.5%
a
Alibaba Group Holding Ltd. .............................. China 47,493 879,277
a
Alibaba Group Holding Ltd., ADR ......................... China 2,245 332,372
a
Amazon.com, Inc. ..................................... United States 1,750 5,748,820
a
boohoo Group plc ..................................... United Kingdom 305,000 890,088
eBay, Inc. ........................................... United States 2,199 153,204
a,b
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 9,925 725,129
a
MercadoLibre , Inc. .................................... Argentina 780 1,309,932
Qurate Retail, Inc., A ................................... United States 1,241 12,646
a,b
Zalando SE, 144A, Reg S ............................... Germany 1,225 111,717
ZOZO, Inc. .......................................... Japan 3,300 123,635
10,286,820
IT Services 3.1%
Accenture plc, A ...................................... United States 15,550 4,974,756
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 683 1,909,151
a
Akamai Technologies, Inc. ............................... United States 629 65,787
a
Amadeus IT Group SA ................................. Spain 29,363 1,931,175
Amdocs Ltd. ......................................... United States 992 75,104
Automatic Data Processing, Inc. .......................... United States 3,590 717,713
Cognizant Technology Solutions Corp., A .................... United States 4,718 350,123
a
DXC Technology Co. ................................... United States 22,964 771,820
a
EPAM Systems, Inc. ................................... United States 103 58,759
Fujitsu Ltd. .......................................... Japan 4,400 795,127
International Business Machines Corp. ..................... United States 2,982 414,289
Jack Henry & Associates, Inc. ............................ United States 570 93,514
a
Keywords Studios plc .................................. Ireland 33,000 1,294,653
a
Marqeta , Inc., A ....................................... United States 3,700 81,844

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Mastercard , Inc., A .................................... United States 6,979 $ 2,426,459
a
Okta , Inc. ........................................... United States 1,300 308,542
Paychex, Inc. ........................................ United States 2,575 289,559
a
Paymentus Holdings, Inc., A ............................. United States 1,600 39,424
a
PayPal Holdings, Inc. .................................. United States 3,544 922,184
a
Shopify, Inc., A ....................................... Canada 760 1,030,393
a
Snowflake, Inc., A ..................................... United States 1,400 423,402
a
Twilio , Inc., A ......................................... United States 1,762 562,166
Visa, Inc., A .......................................... United States 11,454 2,551,379
22,087,323
Leisure Products 0.0%
†
Brunswick Corp. ...................................... United States 141 13,433
Polaris, Inc. .......................................... United States 105 12,564
25,997
Life Sciences Tools & Services 1.3%
a
10X Genomics, Inc., A .................................. United States 1,300 189,254
Agilent Technologies, Inc. ............................... United States 5,887 927,379
a
Bio-Rad Laboratories, Inc., A ............................. United States 218 162,617
a
Charles River Laboratories International, Inc. ................. United States 269 111,008
a
Illumina, Inc. ......................................... United States 2,446 992,122
a
Mettler -Toledo International, Inc. .......................... United States 2,309 3,180,324
PerkinElmer, Inc. ...................................... United States 508 88,031
Sartorius Stedim Biotech ................................ France 881 492,286
Thermo Fisher Scientific, Inc. ............................ United States 2,701 1,543,162
a
Waters Corp. ........................................ United States 2,586 923,978
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 38,500 624,478
9,234,639
Machinery 1.5%
Allison Transmission Holdings, Inc. ........................ United States 669 23,629
Atlas Copco AB, A ..................................... Sweden 11,426 690,155
Atlas Copco AB, B ..................................... Sweden 5,088 258,677
Caterpillar, Inc. ....................................... United States 2,697 517,743
CNH Industrial NV ..................................... United Kingdom 10,669 179,328
Cummins, Inc. ........................................ United States 1,100 247,016
Deere & Co. ......................................... United States 3,206 1,074,234
Donaldson Co., Inc. ................................... United States 5,200 298,532
Dover Corp. ......................................... United States 5,984 930,512
Epiroc AB, A ......................................... Sweden 20,522 426,760
Epiroc AB, B ......................................... Sweden 8,308 147,190
Fortive Corp. ......................................... United States 4,417 311,708
Graco , Inc. .......................................... United States 1,209 84,594
Illinois Tool Works, Inc. ................................. United States 5,942 1,227,796
a
Ingersoll Rand, Inc. .................................... United States 5,426 273,525
Komatsu Ltd. ........................................ Japan 20,026 479,591
Kurita Water Industries Ltd. .............................. Japan 1,400 67,366
Lincoln Electric Holdings, Inc. ............................ United States 230 29,622
Makita Corp. ......................................... Japan 2,800 153,951
Otis Worldwide Corp. .................................. United States 2,916 239,929
PACCAR, Inc. ........................................ United States 1,749 138,031
Pentair plc .......................................... United States 8,400 610,092
Snap-on, Inc. ........................................ United States 2,335 487,898
Stanley Black & Decker, Inc. ............................. United States 3,624 635,323
Techtronic Industries Co. Ltd. ............................ Hong Kong 20,500 405,109
Toro Co. (The) ....................................... United States 822 80,071

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Xylem, Inc. .......................................... United States 2,400 $ 296,832
10,315,214
Marine 0.0%
†
AP Moller - Maersk A/S, A ............................... Denmark 139 358,192
Media 0.7%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 220,000 1,213,340
Cable One, Inc. ....................................... United States 361 654,540
Comcast Corp., A ..................................... United States 13,214 739,059
CyberAgent , Inc. ...................................... Japan 59,000 1,138,257
Fox Corp., A ......................................... United States 3,378 135,492
Fox Corp., B ......................................... United States 5,829 216,372
Hakuhodo DY Holdings, Inc. ............................. Japan 10,800 185,857
a
Informa plc .......................................... United Kingdom 51,454 378,349
Interpublic Group of Cos., Inc. (The) ....................... United States 5,229 191,747
Omnicom Group, Inc. .................................. United States 1,553 112,530
Publicis Groupe SA .................................... France 1,446 97,135
5,062,678
Metals & Mining 0.8%
Anglo American plc .................................... South Africa 3,532 123,778
ArcelorMittal SA ...................................... Luxembourg 22,153 678,132
BHP Group Ltd. ...................................... Australia 8,375 223,586
BHP Group plc ....................................... Australia 4,268 107,517
Evraz plc ........................................... Russia 23,591 187,150
Fortescue Metals Group Ltd. ............................. Australia 11,370 121,063
Newmont Corp. ....................................... United States 3,049 165,561
Norsk Hydro ASA ..................................... Norway 8,286 61,851
Nucor Corp. ......................................... United States 12,721 1,252,891
Reliance Steel & Aluminum Co. ........................... United States 318 45,290
Rio Tinto Ltd. ........................................ Australia 3,758 267,425
Rio Tinto plc ......................................... Australia 7,305 478,805
Southern Copper Corp. ................................. Peru 263 14,765
Steel Dynamics, Inc. ................................... United States 1,251 73,159
Sumitomo Metal Mining Co. Ltd. .......................... Japan 24,190 874,725
voestalpine AG ....................................... Austria 2,749 101,540
Wheaton Precious Metals Corp. .......................... Brazil 18,717 704,445
5,481,683
Multiline Retail 0.5%
Dollar General Corp. ................................... United States 1,759 373,154
Next plc ............................................ United Kingdom 3,959 435,445
Seria Co. Ltd. ........................................ Japan 11,468 400,837
Target Corp. ......................................... United States 11,158 2,552,616
3,762,052
Multi-Utilities 0.4%
Ameren Corp. ........................................ United States 1,417 114,777
Consolidated Edison, Inc. ............................... United States 2,282 165,650
Dominion Energy, Inc. .................................. United States 4,235 309,240
DTE Energy Co. ...................................... United States 3,164 353,450
E.ON SE ............................................ Germany 88,284 1,077,522
NiSource, Inc. ........................................ United States 7,354 178,187
Public Service Enterprise Group, Inc. ...................... United States 5,073 308,946
Sempra Energy ....................................... United States 712 90,068

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
WEC Energy Group, Inc. ................................ United States 1,214 $ 107,075
2,704,915
Oil, Gas & Consumable Fuels 1.4%
BP plc .............................................. United Kingdom 404,258 1,841,131
Cabot Oil & Gas Corp. ................................. United States 17,045 370,899
Cenovus Energy, Inc. .................................. Canada 39,520 398,366
Chevron Corp. ....................................... United States 4,400 446,380
EOG Resources, Inc. .................................. United States 24,214 1,943,658
Equinor ASA ......................................... Norway 32,485 826,181
Exxon Mobil Corp. ..................................... United States 19,073 1,121,874
Galp Energia SGPS SA, B .............................. Portugal 19,334 219,586
Inpex Corp. .......................................... Japan 25,200 196,216
Lundin Energy AB ..................................... Sweden 8,575 318,402
Marathon Petroleum Corp. .............................. United States 1,680 103,841
Royal Dutch Shell plc, B ................................ Netherlands 52,579 1,164,843
a
Thungela Resources Ltd. ............................... South Africa 353 2,191
TotalEnergies SE ..................................... France 13,382 639,605
9,593,173
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ................................. United States 203 12,458
Oji Holdings Corp. ..................................... Japan 40,500 204,069
216,527
Personal Products 0.4%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,213 663,745
L'Oreal SA .......................................... France 3,286 1,359,702
Unilever plc .......................................... United Kingdom 11,471 620,952
2,644,399
Pharmaceuticals 2.5%
Astellas Pharma, Inc. .................................. Japan 8,600 141,548
AstraZeneca plc ...................................... United Kingdom 5,699 686,754
AstraZeneca plc, ADR .................................. United Kingdom 8,314 499,339
Bayer AG ........................................... Germany 19,707 1,069,561
Bristol-Myers Squibb Co. ................................ United States 7,896 467,206
a
Catalent , Inc. ........................................ United States 12,858 1,711,014
Eli Lilly & Co. ........................................ United States 7,136 1,648,773
Hikma Pharmaceuticals plc .............................. Jordan 34,000 1,118,341
Ipsen SA ............................................ France 1,809 172,372
a
Jazz Pharmaceuticals plc ............................... United States 110 14,323
Johnson & Johnson ................................... United States 22,677 3,662,336
Merck & Co., Inc. ..................................... United States 10,001 751,175
Novo Nordisk A/S, B ................................... Denmark 11,708 1,128,476
Organon & Co. ....................................... United States 9,964 326,720
Orion OYJ, B ........................................ Finland 5,131 203,132
Otsuka Holdings Co. Ltd. ............................... Japan 6,200 265,129
Pfizer, Inc. ........................................... United States 23,624 1,016,068
Roche Holding AG .................................... Switzerland 4,673 1,705,779
Sanofi .............................................. France 2,935 282,523
Sumitomo Dainippon Pharma Co. Ltd. ...................... Japan 4,300 76,858
Takeda Pharmaceutical Co. Ltd., ADR ...................... Japan 38,404 629,058
Zoetis, Inc. .......................................... United States 1,832 355,664
17,932,149

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 1.0%
Adecco Group AG ..................................... Switzerland 17,944 $ 899,242
Booz Allen Hamilton Holding Corp. ........................ United States 759 60,227
a
Clarivate plc ......................................... United States 54,000 1,182,600
a
CoStar Group, Inc. .................................... United States 6,500 559,390
Equifax, Inc. ......................................... United States 1,890 478,964
Experian plc ......................................... United Kingdom 30,000 1,256,564
a
FTI Consulting, Inc. .................................... United States 133 17,915
IHS Markit Ltd. ....................................... United States 3,909 455,868
ManpowerGroup , Inc. .................................. United States 1,947 210,821
Persol Holdings Co. Ltd. ................................ Japan 4,100 102,209
Randstad NV ........................................ Netherlands 5,578 375,534
Robert Half International, Inc. ............................ United States 5,194 521,114
Verisk Analytics, Inc. ................................... United States 2,361 472,838
Wolters Kluwer NV .................................... Netherlands 4,415 467,954
7,061,240
Real Estate Management & Development 0.4%
a
CBRE Group, Inc., A ................................... United States 6,834 665,358
China Overseas Land & Investment Ltd. .................... China 151,500 342,859
CK Asset Holdings Ltd. ................................. Hong Kong 98,830 570,223
Henderson Land Development Co. Ltd. ..................... Hong Kong 68,000 259,651
LEG Immobilien SE .................................... Germany 2,736 386,454
Sun Hung Kai Properties Ltd. ............................ Hong Kong 38,000 474,478
Swire Pacific Ltd., A ................................... Hong Kong 53,500 316,560
3,015,583
Road & Rail 0.7%
AMERCO ........................................... United States 16 10,337
Canadian Pacific Railway Ltd. ............................ Canada 8,660 563,506
JB Hunt Transport Services, Inc. .......................... United States 4,330 724,063
Landstar System, Inc. .................................. United States 288 45,452
Nippon Express Co. Ltd. ................................ Japan 3,100 213,498
Norfolk Southern Corp. ................................. United States 2,600 622,050
Old Dominion Freight Line, Inc. ........................... United States 1,193 341,174
Schneider National, Inc., B .............................. United States 230 5,230
a
Uber Technologies, Inc. ................................. United States 4,038 180,902
Union Pacific Corp. .................................... United States 10,348 2,028,311
4,734,523
Semiconductors & Semiconductor Equipment 3.3%
a
Alphawave IP Group plc ................................ United Kingdom 10,266 32,088
Analog Devices, Inc. ................................... United States 12,049 2,017,967
Applied Materials, Inc. .................................. United States 6,110 786,540
ASML Holding NV ..................................... Netherlands 1,907 1,424,579
ASML Holding NV, NYRS ............................... Netherlands 1,822 1,357,590
Broadcom, Inc. ....................................... United States 193 93,592
Intel Corp. ........................................... United States 25,930 1,381,550
KLA Corp. ........................................... United States 1,422 475,673
Lam Research Corp. ................................... United States 811 461,581
Micron Technology, Inc. ................................. United States 17,488 1,241,298
Monolithic Power Systems, Inc. ........................... United States 2,180 1,056,602
NVIDIA Corp. ........................................ United States 12,111 2,508,915
NXP Semiconductors NV ............................... China 6,777 1,327,411
a
Qorvo , Inc. .......................................... United States 481 80,418
QUALCOMM, Inc. ..................................... United States 5,701 735,315
a
Renesas Electronics Corp. .............................. Japan 10,100 124,304
Skyworks Solutions, Inc. ................................ United States 4,857 800,337
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 49,586 1,026,371

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. ........................................ United States 1,226 $ 133,843
Texas Instruments, Inc. ................................. United States 29,413 5,653,473
Tokyo Electron Ltd. .................................... Japan 1,500 662,668
Xilinx, Inc. ........................................... United States 1,763 266,195
23,648,310
Software 5.6%
a
Adobe, Inc. .......................................... United States 3,894 2,241,854
a
AppLovin Corp., A ..................................... United States 1,100 79,607
a
Aspen Technology, Inc. ................................. United States 429 52,681
a
Atlassian Corp. plc, A .................................. United States 900 352,278
a
Autodesk, Inc. ........................................ United States 3,242 924,521
a
Avalara, Inc. ......................................... United States 2,780 485,861
AVEVA Group plc ..................................... United Kingdom 23,000 1,111,493
a
Bill.com Holdings, Inc. .................................. United States 4,400 1,174,580
a
Cadence Design Systems, Inc. ........................... United States 10,385 1,572,704
a
Check Point Software Technologies Ltd. .................... Israel 1,400 158,256
a
Crowdstrike Holdings, Inc., A ............................. United States 300 73,734
a
CyberArk Software Ltd. ................................. United States 9,400 1,483,508
a
Fair Isaac Corp. ...................................... United States 109 43,374
a
Fortinet, Inc. ......................................... United States 566 165,295
Intuit, Inc. ........................................... United States 8,150 4,397,006
Microsoft Corp. ....................................... United States 53,151 14,984,330
Oracle Corp. ......................................... United States 20,786 1,811,084
a
Paycom Software, Inc. ................................. United States 935 463,526
a
Procore Technologies, Inc. .............................. United States 300 26,802
a
PTC, Inc. ........................................... United States 4,921 589,487
Sage Group plc (The) .................................. United Kingdom 85,000 809,251
a
salesforce.com, Inc. ................................... United States 2,353 638,181
SAP SE ............................................ Germany 3,633 491,267
a
ServiceNow , Inc. ...................................... United States 3,855 2,398,851
SimCorp A/S ......................................... Denmark 7,500 886,113
a
Synopsys, Inc. ....................................... United States 2,554 764,693
a
Tyler Technologies, Inc. ................................. United States 796 365,085
a
VMware, Inc., A ....................................... United States 293 43,569
a
Workday, Inc., A ...................................... United States 3,220 804,646
a
Zoom Video Communications, Inc., A ...................... United States 397 103,815
39,497,452
Specialty Retail 1.1%
a
AutoNation, Inc. ...................................... United States 95 11,567
a
AutoZone, Inc. ....................................... United States 214 363,370
Bath & Body Works, Inc. ................................ United States 10,050 633,452
Best Buy Co., Inc. ..................................... United States 10,118 1,069,574
Dick's Sporting Goods, Inc. .............................. United States 132 15,810
Foot Locker, Inc. ...................................... United States 853 38,948
Home Depot, Inc. (The) ................................. United States 4,529 1,486,690
Kingfisher plc ........................................ United Kingdom 82,374 371,785
Lowe's Cos., Inc. ...................................... United States 8,912 1,807,888
a
Olaplex Holdings, Inc. .................................. United States 1,600 39,200
a
O'Reilly Automotive, Inc. ................................ United States 707 432,019
Penske Automotive Group, Inc. ........................... United States 59 5,935
Ross Stores, Inc. ..................................... United States 7,600 827,260
Tractor Supply Co. .................................... United States 1,445 292,771
a
Victoria's Secret & Co. ................................. United States 2,731 150,915
Williams-Sonoma, Inc. ................................. United States 636 112,782

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Yamada Holdings Co. Ltd. ............................... Japan 33,600 $ 141,106
7,801,072
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. .......................................... United States 65,406 9,254,949
Brother Industries Ltd. .................................. Japan 8,400 184,844
Elecom Co. Ltd. ...................................... Japan 12,400 199,243
Hewlett Packard Enterprise Co. ........................... United States 50,447 718,870
HP, Inc. ............................................. United States 55,860 1,528,330
Logitech International SA ............................... Switzerland 2,789 248,169
NetApp, Inc. ......................................... United States 1,731 155,375
Samsung Electronics Co. Ltd. ............................ South Korea 18,428 1,142,171
Xerox Holdings Corp. .................................. United States 617 12,445
13,444,396
Textiles, Apparel & Luxury Goods 0.4%
Burberry Group plc .................................... United Kingdom 2,611 63,536
Carter's, Inc. ......................................... United States 299 29,075
NIKE, Inc., B ......................................... United States 15,827 2,298,555
Pandora A/S ......................................... Denmark 1,640 199,086
2,590,252
Thrifts & Mortgage Finance 0.1%
Housing Development Finance Corp. Ltd. ................... India 25,240 933,540
New York Community Bancorp, Inc. ........................ United States 810 10,425
943,965
Tobacco 0.5%
Altria Group, Inc. ...................................... United States 10,602 482,603
Imperial Brands plc .................................... United Kingdom 44,963 940,370
Philip Morris International, Inc. ........................... United States 19,030 1,803,854
3,226,827
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 16,168 834,430
Ferguson plc ......................................... United States 10,149 1,408,747
Marubeni Corp. ....................................... Japan 74,600 617,182
Mitsui & Co. Ltd. ...................................... Japan 6,000 131,202
MSC Industrial Direct Co., Inc., A .......................... United States 320 25,661
a
United Rentals, Inc. .................................... United States 258 90,540
Watsco , Inc. ......................................... United States 236 62,450
WW Grainger, Inc. ..................................... United States 2,344 921,333
4,091,545
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 2,719 459,620
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 20,400 671,632
Total Common Stocks (Cost $288,917,305) .....................................
407,280,395
Management Investment Companies 3.1%
Capital Markets 3.1%
Schwab U.S. TIPS ETF ................................. United States 234,247 14,659,177

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies
(continued)
Capital Markets (continued)
d
Templeton Global Bond VIP Fund, Class 1 .................. United States 511,021 $ 7,098,082
21,757,259
Total Management Investment Companies (Cost $22,621,280) ....................
21,757,259
Preferred Stocks 0.1%
Automobiles 0.0%
†
e
Bayerische Motoren Werke AG, 2.93% ..................... Germany 2,748 208,444
Chemicals 0.0%
†
e
FUCHS PETROLUB SE, 2.45% .......................... Germany 3,301 154,548
Health Care Equipment & Supplies 0.1%
a
Sartorius AG ......................................... Germany 382 243,174
a
Total Preferred Stocks (Cost $604,298) .........................................
606,166
Principal
Amount
*
Corporate Bonds 10.9%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.5%, 3/01/39 ............................ United States 300,000 301,322
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 352,659
Lockheed Martin Corp. , Senior Bond , 4.7% , 5/15/46 ........... United States 200,000 262,285
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........ United States 100,000 140,420
Raytheon Technologies Corp. , Senior Bond , 4.5% , 6/01/42 ...... United States 300,000 368,177
1,424,863
Air Freight & Logistics 0.2%
b
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 200,000 198,422
FedEx Corp. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 511,073
Senior Bond, 4.75%, 11/15/45 .......................... United States 100,000 122,130
United Parcel Service, Inc. ,
Senior Bond, 3.75%, 11/15/47 .......................... United States 100,000 116,270
Senior Bond, 5.3%, 4/01/50 ............................ United States 100,000 144,611
1,092,506
Airlines 0.1%
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 525,000 561,905
Banks 1.6%
Bancolombia SA , Senior Note , 3% , 1/29/25 .................. Colombia 650,000 656,507
Bank of America Corp. ,
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 960,000 1,070,778
Sub. Note, 4.2%, 8/26/24 ............................. United States 400,000 437,693
b
BNP Paribas SA , Senior Bond , 144A, 3.052% to 1/13/30, FRN
thereafter , 1/13/31 ................................... France 200,000 209,632
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 700,000 713,933
Senior Note, 3.352% to 4/24/24, FRN thereafter, 4/24/25 ...... United States 1,100,000 1,168,638
Credit Suisse Group Funding Guernsey Ltd. , Senior Note , 3.8% ,
9/15/22 ........................................... Switzerland 1,200,000 1,239,467

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
HSBC Holdings plc ,
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 200,000 $ 197,904
Senior Note, 1.645% to 8/18/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 528,022
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 300,000 300,179
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,311,510
Sub. Bond, 2.956% to 5/13/30, FRN thereafter, 5/13/31 ....... United States 300,000 312,282
f
PNC Financial Services Group, Inc. (The) , T , Junior Sub. Bond , 3.4%
to 9/15/26, FRN thereafter , Perpetual ..................... United States 400,000 400,000
b
Standard Chartered plc , Senior Note, 144A, 4.05% , 4/12/26 ..... United Kingdom 470,000 516,217
SVB Financial Group , Senior Note, 3.125% , 6/05/30 ........... United States 100,000 107,085
Truist Bank , Sub. Note , 2.25% , 3/11/30 ..................... United States 400,000 402,371
Truist Financial Corp. , Sub. Note , 3.875% , 3/19/29 ............ United States 860,000 971,929
b
UniCredit SpA , Senior Note , 144A, 1.982% to 6/03/26, FRN
thereafter , 6/03/27 ................................... Italy 500,000 498,974
US Bancorp , Sub. Note , 3% , 7/30/29 ....................... United States 300,000 322,424
Wells Fargo & Co. , Senior Bond , 2.879% to 10/30/29, FRN
thereafter , 10/30/30 .................................. United States 200,000 208,984
11,574,529
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 100,000 123,110
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 460,301
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 250,000 353,818
Constellation Brands, Inc. , Senior Bond , 2.25% , 8/01/31 ........ United States 450,000 443,142
1,380,371
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 503,823
Senior Bond, 4.75%, 3/15/45 ........................... United States 300,000 375,184
Senior Bond, 4.25%, 11/21/49 .......................... United States 370,000 438,828
Senior Note, 3.2%, 11/21/29 ........................... United States 200,000 215,631
Amgen, Inc. , Senior Note, 2.45% , 2/21/30 ................... United States 980,000 1,001,615
2,535,081
Building Products 0.1%
Carrier Global Corp. , Senior Bond , 3.577% , 4/05/50 ........... United States 430,000 457,648
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) ,
Senior Note, 3.5%, 1/23/25 ............................ United States 625,000 669,711
Sub. Note, 4.25%, 10/21/25 ........................... United States 400,000 443,185
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 1,060,000 1,163,346
2,276,242
Chemicals 0.1%
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 .............. United States 300,000 367,919
Sherwin-Williams Co. (The) , Senior Bond , 2.3% , 5/15/30 ........ United States 400,000 404,266
Westlake Chemical Corp. , Senior Note, 3.375% , 6/15/30 ........ United States 100,000 107,934
b
Yara International ASA , Senior Note, 144A, 3.148% , 6/04/30 ..... Brazil 100,000 105,559
985,678

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 0.2%
Capital One Financial Corp. , Senior Note, 3.75% , 3/09/27 ....... United States 1,035,000 $ 1,145,770
Containers & Packaging 0.0%
†
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 .................... United States 235,000 246,410
Diversified Financial Services 0.3%
b
CK Hutchison International 19 Ltd. , Senior Note , 144A, 3.25% ,
4/11/24 ........................................... United Kingdom 635,000 672,899
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 700,000 688,520
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 503,335
Shell International Finance BV , Senior Bond , 4.125% , 5/11/35 .... Netherlands 500,000 590,405
2,455,159
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
Senior Bond, 3.5%, 6/01/41 ............................ United States 525,000 539,719
Senior Note, 3.8%, 2/15/27 ............................ United States 400,000 443,061
Senior Note, 2.3%, 6/01/27 ............................ United States 100,000 103,576
Bell Telephone Co. of Canada or Bell Canada (The) , Senior Bond ,
4.3% , 7/29/49 ...................................... Canada 275,000 328,123
Orange SA , Senior Bond , 8.75% , 3/01/31 ................... France 300,000 467,315
Verizon Communications, Inc. ,
Senior Bond, 1.75%, 1/20/31 ........................... United States 200,000 190,241
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 202,591
b
Senior Bond, 144A, 2.355%, 3/15/32 ..................... United States 710,000 702,570
Senior Bond, 2.85%, 9/03/41 ........................... United States 400,000 391,029
3,368,225
Electric Utilities 0.6%
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 ......... United States 200,000 235,267
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 ............. United States 200,000 213,992
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 ......... United States 200,000 292,226
b
Enel Finance International NV , Senior Bond , 144A, 3.5% , 4/06/28 . Italy 300,000 328,572
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 .................. United States 850,000 963,861
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 .............. United States 700,000 817,206
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............ United States 700,000 769,007
b
State Grid Overseas Investment BVI Ltd. , Senior Note, 144A, 3.5% ,
5/04/27 ........................................... China 600,000 659,458
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 247,246
4,526,835
Electronic Equipment, Instruments & Components 0.0%
†
Flex Ltd. , Senior Note, 4.875% , 5/12/30 ..................... United States 300,000 348,204
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08% , 12/15/47 .......................... United States 485,000 548,327
b
Schlumberger Holdings Corp. , Senior Note , 144A, 3.75% , 5/01/24 . United States 410,000 438,132
986,459
Entertainment 0.1%
NBCUniversal Media LLC , Senior Bond , 5.95% , 4/01/41 ........ United States 200,000 292,843
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ........... United States 200,000 208,945
501,788

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc. , Senior Bond , 4.9% , 12/15/30 United States 300,000 $ 363,083
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 .............. United States 360,000 364,101
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 ....... United States 595,000 648,960
1,376,144
Food & Staples Retailing 0.1%
b
Cencosud SA , Senior Bond , 144A, 5.15% , 2/12/25 ............ Chile 300,000 330,375
Kroger Co. (The) , Senior Bond , 5.4% , 1/15/49 ................ United States 400,000 547,571
877,946
Food Products 0.1%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 400,000 434,447
b
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 400,000 408,004
842,451
Health Care Equipment & Supplies 0.1%
STERIS Irish FinCo . UnLtd . Co. ,
Senior Bond, 3.75%, 3/15/51 ........................... United States 250,000 270,335
Senior Note, 2.7%, 3/15/31 ............................ United States 200,000 204,815
475,150
Health Care Providers & Services 0.6%
Anthem, Inc. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 518,345
Senior Note, 4.101%, 3/01/28 .......................... United States 400,000 453,104
Centene Corp. , Senior Note, 3% , 10/15/30 .................. United States 450,000 461,812
Cigna Corp. , Senior Note , 3.05% , 10/15/27 .................. United States 550,000 594,115
CVS Health Corp. ,
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 657,158
Senior Bond, 5.125%, 7/20/45 .......................... United States 200,000 258,074
HCA, Inc. ,
Senior Secured Bond, 4.5%, 2/15/27 ..................... United States 408,000 459,556
Senior Secured Note, 4.125%, 6/15/29 ................... United States 300,000 335,342
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ........... United States 600,000 627,359
4,364,865
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ........... United States 650,000 663,047
Household Durables 0.1%
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 .............. United States 156,000 152,228
Mohawk Industries, Inc. , Senior Note, 3.625% , 5/15/30 ......... United States 290,000 316,264
NVR, Inc. , Senior Bond , 3% , 5/15/30 ....................... United States 200,000 209,440
677,932
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 498,975
Independent Power and Renewable Electricity Producers 0.1%
b
Colbun SA ,
Senior Note, 144A, 3.95%, 10/11/27 ..................... Chile 200,000 218,443
Senior Note, 144A, 3.15%, 3/06/30 ...................... Chile 200,000 206,073
424,516

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.7%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 .................... United States 700,000 $ 917,400
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 ............. United States 500,000 610,220
Aon Corp. , Senior Note, 2.8% , 5/15/30 ..................... United States 500,000 522,761
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 ......... United States 800,000 874,074
Manulife Financial Corp. , Sub. Bond , 4.061% to 2/24/27, FRN
thereafter , 2/24/32 ................................... Canada 200,000 219,405
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ...... United States 250,000 336,993
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ............... United States 250,000 321,557
b
Metropolitan Life Global Funding I , Secured Note , 144A, 3.6% ,
1/11/24 ........................................... United States 940,000 1,003,296
Prudential plc , Senior Note, 3.125% , 4/14/30 ................. United Kingdom 425,000 458,159
5,263,865
Interactive Media & Services 0.1%
b
Tencent Holdings Ltd. ,
Senior Note, 144A, 3.595%, 1/19/28 ..................... China 500,000 535,827
Senior Note, 144A, 2.39%, 6/03/30 ...................... China 500,000 491,897
1,027,724
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
Senior Bond, 2.125%, 2/09/31 .......................... China 200,000 192,362
Senior Bond, 4%, 12/06/37 ............................ China 300,000 326,943
Senior Bond, 4.2%, 12/06/47 ........................... China 800,000 887,383
Amazon.com, Inc. , Senior Bond , 4.05% , 8/22/47 .............. United States 500,000 607,273
2,013,961
IT Services 0.2%
Fidelity National Information Services, Inc. , Senior Bond , 2.25% ,
3/01/31 ........................................... United States 650,000 645,703
Fiserv, Inc. ,
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 204,792
Senior Note, 3.5%, 7/01/29 ............................ United States 870,000 947,913
1,798,408
Machinery 0.1%
Caterpillar, Inc. ,
Senior Bond, 3.25%, 4/09/50 ........................... United States 200,000 217,886
Senior Note, 2.6%, 4/09/30 ............................ United States 300,000 315,546
533,432
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 350,000 351,079
c
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 100,000 97,946
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 351,030
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 582,542
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 100,000 127,832
Senior Note, 4.709%, 1/25/29 .......................... United States 400,000 466,281
1,976,710

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multiline Retail 0.1%
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 .................. United States 350,000 $ 383,223
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 .. United States 200,000 277,141
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ........... United States 1,050,000 1,193,987
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24 United States 1,000,000 1,053,518
2,524,646
Oil, Gas & Consumable Fuels 1.0%
b
Aker BP ASA , Senior Note, 144A, 3.75% , 1/15/30 ............. Norway 500,000 535,621
BP Capital Markets America, Inc. , Senior Note, 3.937% , 9/21/28 .. United States 100,000 112,917
Canadian Natural Resources Ltd. , Senior Bond , 3.9% , 2/01/25 ... Canada 200,000 216,494
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.125% , 6/30/27 ..................................... United States 200,000 231,360
b
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 300,000 363,000
Energy Transfer LP , Senior Bond , 6.05% , 6/01/41 ............. United States 500,000 621,293
Enterprise Products Operating LLC ,
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 429,851
Senior Bond, 6.125%, 10/15/39 ......................... United States 700,000 967,047
Kinder Morgan, Inc. ,
Senior Bond, 5.55%, 6/01/45 ........................... United States 300,000 382,760
Senior Note, 4.3%, 3/01/28 ............................ United States 400,000 453,705
MPLX LP ,
Senior Bond, 5.5%, 2/15/49 ............................ United States 325,000 412,698
Senior Note, 4.875%, 12/01/24 ......................... United States 200,000 221,620
Senior Note, 4.875%, 6/01/25 .......................... United States 100,000 111,799
b
Sinopec Group Overseas Development 2018 Ltd. , Senior Bond ,
144A, 3.35% , 5/13/50 ................................. China 200,000 204,649
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ...... Canada 500,000 569,620
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 7.85% ,
2/01/26 ........................................... United States 400,000 498,947
Valero Energy Corp. , Senior Note, 4% , 4/01/29 ............... United States 435,000 478,522
6,811,903
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 225,000 231,412
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 200,000 193,400
424,812
Pharmaceuticals 0.3%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 300,000 356,687
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 571,129
Royalty Pharma plc ,
Senior Note, 1.75%, 9/02/27 ........................... United States 100,000 99,655
Senior Note, 2.2%, 9/02/30 ............................ United States 200,000 195,739
Takeda Pharmaceutical Co. Ltd. ,
Senior Bond, 3.175%, 7/09/50 .......................... Japan 400,000 406,107
Senior Note, 5%, 11/26/28 ............................. Japan 300,000 358,641
1,987,958
Road & Rail 0.2%
Burlington Northern Santa Fe LLC , Senior Bond , 4.9% , 4/01/44 ... United States 200,000 261,952

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Road & Rail (continued)
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 200,000 $ 226,543
Senior Bond, 4.75%, 11/15/48 .......................... United States 525,000 678,692
1,167,187
Software 0.1%
Microsoft Corp. , Senior Note , 2.65% , 11/03/22 ................ United States 420,000 429,217
ServiceNow , Inc. , Senior Bond , 1.4% , 9/01/30 ................ United States 250,000 234,656
663,873
Specialty Retail 0.0%
†
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ............... United States 100,000 116,719
AutoZone, Inc. , Senior Bond , 1.65% , 1/15/31 ................. United States 265,000 252,058
368,777
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 .............. United States 575,000 580,124
Thrifts & Mortgage Finance 0.1%
b
BPCE SA , Sub. Bond , 144A, 5.15% , 7/21/24 ................. France 600,000 663,226
Radian Group, Inc. , Senior Note , 4.875% , 3/15/27 ............. United States 350,000 382,139
1,045,365
Tobacco 0.1%
b
Imperial Brands Finance plc ,
Senior Note, 144A, 3.5%, 7/26/26 ....................... United Kingdom 300,000 321,212
Senior Note, 144A, 4.25%, 7/21/25 ...................... United Kingdom 585,000 638,057
959,269
Wireless Telecommunication Services 0.2%
America Movil SAB de CV , Senior Bond , 3.625% , 4/22/29 ....... Mexico 300,000 326,353
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 200,000 193,798
Senior Secured Note, 3.75%, 4/15/27 .................... United States 325,000 358,277
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ............. United Kingdom 300,000 410,858
1,289,286
Total Corporate Bonds (Cost $73,478,857) ......................................
76,889,222
a
Foreign Government and Agency Securities 1.0%
b
African Export-Import Bank (The), Senior Note, 144A, 3.994%,
9/21/29 ........................................... Supranational
g
500,000 529,464
b
Banque Ouest Africaine de Developpement , Senior Note, 144A, 5%,
7/27/27 ........................................... Supranational
g
300,000 337,061
Colombia Government Bond, Senior Bond, 5%, 6/15/45 ........ Colombia 500,000 489,195
b
Comision Federal de Electricidad , Senior Bond, 144A, 3.348%,
2/09/31 ........................................... Mexico 300,000 295,378
b
Corp. Nacional del Cobre de Chile, Senior Bond, 144A, 4.5%,
8/01/47 ........................................... Chile 200,000 229,655
b
Electricite de France SA, Senior Note, 144A, 4.5%, 9/21/28 ...... France 655,000 754,613
b
Export-Import Bank of India, Senior Bond, 144A, 3.25%, 1/15/30 .. India 200,000 203,377
b
Indonesia Government Bond, Senior Bond, 144A, 4.35%, 1/08/27 . Indonesia 500,000 565,007
b
Kazakhstan Government Bond, Senior Bond, 144A, 5.125%, 7/21/25 Kazakhstan 350,000 402,789
Mexico Government Bond, Senior Bond, 3.6%, 1/30/25 ......... Mexico 200,000 218,098
Panama Notas del Tesoro, Senior Note, 3.75%, 4/17/26 ........ Panama 450,000 483,975
b
Pertamina Persero PT, Senior Bond, 144A, 4.7%, 7/30/49 ....... Indonesia 200,000 216,820

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 200,000 $ 198,420
Senior Bond, 6.55%, 3/14/37 ........................... Peru 200,000 270,473
Philippines Government Bond, Senior Bond, 3.95%, 1/20/40 ..... Philippines 310,000 338,715
b
Romania Government Bond, Senior Bond, 144A, 5.125%, 6/15/48 . Romania 200,000 237,230
b
Russia Government Bond, Senior Bond, 144A, 5.1%, 3/28/35 .... Russia 400,000 479,644
Uruguay Government Bond ,
Senior Bond, 4.5%, 8/14/24 ............................ Uruguay 400,000 429,184
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 150,000 173,810
Total Foreign Government and Agency Securities (Cost $6,763,596) ...............
6,852,908
U.S. Government and Agency Securities 19.1%
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 705,000 860,678
4.5%, 2/15/36 ...................................... United States 905,000 1,236,916
1.125%, 8/15/40 ..................................... United States 52,000 44,765
1.375%, 11/15/40 .................................... United States 2,147,000 1,929,281
2.875%, 5/15/43 ..................................... United States 3,370,000 3,868,523
3.375%, 5/15/44 ..................................... United States 15,000 18,649
3.125%, 8/15/44 ..................................... United States 725,000 867,876
3%, 11/15/44 ....................................... United States 160,000 187,906
2.5%, 5/15/46 ...................................... United States 5,465,000 5,915,222
2.25%, 8/15/46 ..................................... United States 5,575,000 5,759,454
3.375%, 11/15/48 .................................... United States 3,300,000 4,205,180
3%, 2/15/49 ........................................ United States 1,713,000 2,048,239
2.25%, 8/15/49 ..................................... United States 150,000 155,531
1.25%, 5/15/50 ..................................... United States 700,000 572,879
1.375%, 8/15/50 ..................................... United States 250,000 211,035
2.375%, 5/15/51 ..................................... United States 1,794,000 1,915,095
2%, 8/15/51 ........................................ United States 92,000 90,390
U.S. Treasury Notes ,
1.75%, 5/15/22 ..................................... United States 6,370,000 6,437,384
1.875%, 5/31/22 ..................................... United States 1,465,000 1,482,561
1.5%, 3/31/23 ...................................... United States 465,000 474,218
2.75%, 11/15/23 ..................................... United States 1,320,000 1,388,372
2.125%, 11/30/23 .................................... United States 1,120,000 1,163,750
2.125%, 3/31/24 ..................................... United States 18,837,000 19,642,723
2%, 4/30/24 ........................................ United States 1,345,000 1,399,798
2.25%, 4/30/24 ..................................... United States 125,000 130,874
2.5%, 5/15/24 ...................................... United States 5,710,000 6,019,589
2%, 5/31/24 ........................................ United States 1,705,000 1,775,464
1.75%, 6/30/24 ..................................... United States 178,000 184,314
2%, 6/30/24 ........................................ United States 2,255,000 2,349,869
1.75%, 7/31/24 ..................................... United States 13,225,000 13,702,856
2.375%, 8/15/24 ..................................... United States 1,640,000 1,728,598
1.25%, 8/31/24 ..................................... United States 700,000 715,258
1.5%, 10/31/24 ..................................... United States 2,920,000 3,006,459
1.5%, 11/30/24 ...................................... United States 510,000 525,041
h
0.125%, 4/15/25 ..................................... United States 750,000 850,680
0.25%, 6/30/25 ..................................... United States 600,000 589,453
0.25%, 9/30/25 ..................................... United States 310,000 303,425
0.375%, 11/30/25 .................................... United States 5,143,000 5,045,966
0.375%, 1/31/26 ..................................... United States 7,580,000 7,418,925
h
0.125%, 4/15/26 ..................................... United States 350,000 394,594
0.875%, 6/30/26 ..................................... United States 875,000 871,992
1.875%, 7/31/26 ..................................... United States 389,000 405,973
2.375%, 5/15/27 ..................................... United States 3,790,000 4,054,708

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.5%, 6/30/27 ...................................... United States 9,285,000 $ 8,965,103
2.25%, 11/15/27 ..................................... United States 5,375,000 5,715,347
1.25%, 4/30/28 ..................................... United States 1,700,000 1,699,203
3.125%, 11/15/28 .................................... United States 320,000 359,613
1.625%, 8/15/29 ..................................... United States 4,565,000 4,650,772
0.625%, 8/15/30 ..................................... United States 1,550,000 1,442,317
1.125%, 2/15/31 ..................................... United States 400,000 387,500
Total U.S. Government and Agency Securities (Cost $137,603,167) ................
135,170,318
Asset-Backed Securities 0.4%
Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28
United States 438,525 424,947
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 78,894 79,691
2019-2, A, 2.9%, 5/01/28 .............................. United States 191,137 190,628
2020-1, B, 4.875%, 7/15/27 ............................ United States 280,275 297,227
992,493
a a a a a a
Banks 0.1%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 600,000 612,067
Consumer Finance 0.2%
American Express Credit Account Master Trust , 2019-1 , A , 2.87% ,
10/15/24 .......................................... United States 600,000 608,194
Discover Card Execution Note Trust , 2019-A1 , A1 , 3.04% , 7/15/24
United States 500,000 504,153
1,112,347
a a a a a a
Total Asset-Backed Securities (Cost $2,708,389) ................................
2,716,907
Commercial Mortgage-Backed Securities 0.0%
Diversified Financial Services 0.0%
†
b,i
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN , 1.05% ,
( 1-month USD LIBOR + 0.95% ), 9/15/36 .................. United States 250,000 250,527
Total Commercial Mortgage-Backed Securities (Cost $250,000) ...................
250,527
Mortgage-Backed Securities 4.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 .................. United States 522,749 579,812
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 67,635 71,390
FHLMC Pool, 30 Year, 2.5%, 10/01/50 ...................... United States 754,502 782,233
FHLMC Pool, 30 Year, 3%, 3/01/50 ........................ United States 2,782,822 2,954,719
FHLMC Pool, 30 Year, 3.5%, 4/01/50 ....................... United States 1,808,243 1,959,724
FHLMC Pool, 30 Year, 3.5%, 2/01/47 ....................... United States 2,372,174 2,557,787
FHLMC Pool, 30 Year, 4%, 5/01/47 - 9/01/49 ................. United States 1,168,710 1,278,655
FHLMC Pool, 30 Year, 4.5%, 10/01/48 ...................... United States 541,974 602,137
10,786,457
Federal National Mortgage Association (FNMA) Fixed Rate 2.3%
FNMA, 15 Year, 2%, 7/01/36 - 8/01/36 ...................... United States 2,198,248 2,266,466
FNMA, 15 Year, 2.5%, 7/01/36 ........................... United States 1,041,589 1,088,726
FNMA, 30 Year, 2%, 5/01/51 - 10/01/51 ..................... United States 3,390,913 3,403,645
FNMA, 30 Year, 2.5%, 9/01/50 - 10/01/51 ................... United States 3,892,259 4,035,912
FNMA, 30 Year, 3%, 8/01/50 - 9/01/51 ...................... United States 2,003,069 2,112,987

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3.5%, 11/01/46 ........................... United States 390,236 $ 422,672
FNMA, 30 Year, 4%, 8/01/49 - 1/01/50 ...................... United States 1,535,369 1,679,677
FNMA, 30 Year, 4.5%, 2/01/50 ........................... United States 1,177,412 1,298,086
16,308,171
Government National Mortgage Association (GNMA) Fixed Rate 0.5%
GNMA II, Single-family, 30 Year, 2%, 6/20/51 - 8/20/51 ......... United States 773,923 785,990
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 - 7/20/51 ........ United States 1,661,147 1,715,861
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 1,010,897 1,059,841
3,561,692
Total Mortgage-Backed Securities (Cost $30,801,115) ............................
30,656,320
Municipal Bonds 0.7%
Arizona 0.1%
Maricopa County Union High School District No. 210-Phoenix , GO ,
2020 C , 5% , 7/01/31 ................................. United States 200,000 256,047
California 0.3%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 65,000 69,358
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 55,000 58,583
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 40,000 42,583
California State University , Revenue , 2021 B , Refunding , 2.719% ,
11/01/52 .......................................... United States 200,000 195,151
Foothill-Eastern Transportation Corridor Agency , Revenue , 2019 A ,
Refunding , 4.094% , 1/15/49 ............................ United States 35,000 36,981
Gilroy Unified School District , GO , 2019 , Refunding , 3.364% , 8/01/47 United States 140,000 144,414
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ...................
United States 485,000 475,738
GO, 2021, Refunding, 2.856%, 8/01/49 ...................
United States 285,000 277,383
State of California , GO , 2.5% , 10/01/29 ..................... United States 500,000 525,611
1,825,802
Florida 0.1%
County of Broward , Airport System , Revenue , 2019 C , Refunding ,
3.477% , 10/01/43 .................................... United States 70,000 73,687
County of Sarasota , Revenue , 2020 , 5% , 10/01/34 ............ United States 500,000 642,847
716,534
Illinois 0.0%
†
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 125,000 145,790
Massachusetts 0.0%
†
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 3.373% , 5/01/43 ............................ United States 230,000 241,482
New York 0.0%
†
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 95,000 106,063
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 163,999

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Pennsylvania 0.1%
Commonwealth Financing Authority , Revenue , 2021 A , 2.991% ,
6/01/42 ........................................... United States 625,000 $ 640,843
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 250,000 261,887
902,730
Texas 0.1%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 355,000 441,466
Total Municipal Bonds (Cost $4,689,741) .......................................
4,799,913
Total Long Term Investments (Cost $568,437,748) ...............................
686,979,935
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.1%
d,j
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 14,804,567 14,804,567
Total Money Market Funds (Cost $14,804,567) ..................................
14,804,567
Total Short Term Investments (Cost $14,804,567 ) ................................
14,804,567
a
Total Investments (Cost $583,242,315) 99.2% ...................................
$701,784,502
Other Assets, less Liabilities 0.8% .............................................
6,005,172
Net Assets 100.0% ...........................................................
$707,789,674
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $24,639,204, representing 3.5% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
See Note 9 regarding investments in affiliated management investment companies.
e
Variable rate security. The rate shown represents the yield at period end.
f
Perpetual security with no stated maturity date.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security is adjusted for inflation.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3 .
At September 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3 .
See Abbreviations on page 167 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 142 $ 30,514,025 12/17/21 $ (963,821)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 205 26,979,922 12/21/21 232,574
U.S. Treasury 10 Year Notes .................... Long 26 3,421,844 12/21/21 (37,634)
U.S. Treasury 10 Year Ultra Notes ................ Long 1 145,250 12/21/21 139
U.S. Treasury 5 Year Notes ..................... Long 5 613,711 12/31/21 814
U.S. Treasury Long Bonds ..................... Short 16 2,547,500 12/21/21 54,106
U.S. Treasury Ultra Bonds ...................... Long 1 191,062 12/21/21 (626)
Total Futures Contracts ...................................................................... $(714,448)
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 575,000 $ 2,439 $ 1,577 $ 862 BBB
Nordstrom, Inc. . 1.00% Quarterly CITI 6/20/26 200,000 (11,560) (12,274) 714 BB+
Nordstrom, Inc. . 1.00% Quarterly JPHQ 6/20/26 200,000 (11,560) (9,419) (2,141) BB+
Total OTC Swap Contracts .............................................. $(20,681) $(20,116) $(565)
Total Credit Default Swap Contracts .................................... $(20,681) $ (20,116) $(565)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin DynaTech VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Aerospace & Defense 0.5%
a
Axon Enterprise, Inc. ................................... United States 4,186 $ 732,634
a
TransDigm Group, Inc. ................................. United States 242 151,146
883,780
Automobiles 1.7%
a
Tesla, Inc. ........................................... United States 3,892 3,018,168
Banks 0.4%
a
SVB Financial Group ................................... United States 988 639,117
Biotechnology 2.0%
a
Applied Molecular Transport, Inc. ......................... United States 4,024 104,101
a
Argenx SE .......................................... Netherlands 1,992 601,923
a
BioNTech SE, ADR .................................... Germany 2,296 626,785
a
Intellia Therapeutics, Inc. ................................ United States 2,601 348,924
a
Moderna, Inc. ........................................ United States 3,241 1,247,331
a
Natera, Inc. .......................................... United States 6,609 736,507
3,665,571
Capital Markets 2.2%
Moody's Corp. ........................................ United States 1,971 699,922
MSCI, Inc. ........................................... United States 3,251 1,977,714
Tradeweb Markets, Inc., A ............................... United States 16,144 1,304,112
3,981,748
Diversified Consumer Services 0.3%
a
Chegg, Inc. .......................................... United States 5,207 354,180
a,b
Duolingo, Inc. ........................................ United States 500 83,180
437,360
Electric Utilities 0.6%
NextEra Energy, Inc. ................................... United States 14,550 1,142,466
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., A .................................... United States 7,854 575,149
Keyence Corp. ....................................... Japan 1,139 679,836
a
Keysight Technologies, Inc. .............................. United States 1,373 225,570
a
Zebra Technologies Corp., A ............................. United States 1,298 669,015
2,149,570
Entertainment 3.9%
Activision Blizzard, Inc. ................................. United States 7,213 558,214
a
Netflix, Inc. .......................................... United States 637 388,787
a
ROBLOX Corp., A ..................................... United States 12,735 962,129
a
Sea Ltd., ADR ........................................ Taiwan 16,229 5,172,669
7,081,799
Equity Real Estate Investment Trusts (REITs) 0.8%
Crown Castle International Corp. .......................... United States 3,321 575,596
SBA Communications Corp. ............................. United States 2,646 874,688
1,450,284
Health Care Equipment & Supplies 6.7%
Abbott Laboratories .................................... United States 8,399 992,174
a
CryoPort, Inc. ........................................ United States 1,752 116,526
Danaher Corp. ....................................... United States 10,023 3,051,402
a
DexCom, Inc. ........................................ United States 642 351,084
a
Edwards Lifesciences Corp. ............................. United States 7,959 901,038
a
IDEXX Laboratories, Inc. ................................ United States 4,235 2,633,746

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Inari Medical, Inc. ..................................... United States 3,296 $ 267,306
a
Inmode Ltd. ......................................... United States 1,338 213,344
a
Insulet Corp. ......................................... United States 255 72,479
a
Intuitive Surgical, Inc. .................................. United States 1,943 1,931,633
STERIS plc .......................................... United States 3,289 671,877
Stryker Corp. ........................................ United States 3,272 862,892
12,065,501
Health Care Providers & Services 0.6%
a
Accolade, Inc. ........................................ United States 866 36,519
a
Guardant Health, Inc. .................................. United States 3,297 412,158
UnitedHealth Group, Inc. ................................ United States 1,612 629,873
1,078,550
Health Care Technology 1.8%
a
Definitive Healthcare Corp. .............................. United States 1,900 81,377
a
Doximity, Inc., A ...................................... United States 1,353 109,187
a
Inspire Medical Systems, Inc. ............................ United States 4,955 1,153,921
a
Veeva Systems, Inc., A ................................. United States 6,612 1,905,380
3,249,865
Hotels, Restaurants & Leisure 0.7%
a
Airbnb, Inc., A ........................................ United States 3,297 553,072
a
Booking Holdings, Inc. ................................. United States 328 778,629
1,331,701
Industrial Conglomerates 0.3%
Roper Technologies, Inc. ................................ United States 1,332 594,245
Interactive Media & Services 8.9%
a
Adevinta ASA ........................................ France 6,283 107,676
a
Alphabet, Inc., A ...................................... United States 1,935 5,173,261
a
Alphabet, Inc., C ...................................... United States 431 1,148,749
a
Facebook, Inc., A ..................................... United States 11,605 3,938,621
a
Match Group, Inc. ..................................... United States 6,380 1,001,596
a
Pinterest, Inc., A ...................................... United States 6,632 337,900
a
Snap, Inc., A ......................................... United States 17,788 1,313,999
Tencent Holdings Ltd. .................................. China 32,966 1,968,017
a,c
Trustpilot Group plc, 144A, Reg S ......................... United Kingdom 11,374 59,088
a
VTEX, A ............................................ Brazil 1,000 20,570
a
ZoomInfo Technologies, Inc., A ........................... United States 14,562 891,049
15,960,526
Internet & Direct Marketing Retail 9.4%
a
Amazon.com, Inc. ..................................... United States 3,247 10,666,525
a,b
Chewy, Inc., A ........................................ United States 13,268 903,683
a,c
Delivery Hero SE, 144A, Reg S ........................... Saudi Arabia 4,619 589,152
a
DoorDash, Inc., A ..................................... United States 2,285 470,664
a
Fiverr International Ltd. ................................. Israel 5,163 943,177
a
MercadoLibre, Inc. .................................... Argentina 1,944 3,264,754
a
THG plc ............................................ United Kingdom 8,598 58,729
a,c
Zalando SE, 144A, Reg S ............................... Germany 1,121 102,233
16,998,917
IT Services 14.7%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 1,320 3,689,721
a
Afterpay Ltd. ......................................... Australia 3,981 345,706
a
Cloudflare, Inc., A ..................................... United States 641 72,209
a
Dlocal Ltd. .......................................... Uruguay 931 50,795

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Endava plc, ADR ...................................... United Kingdom 1,593 $ 216,409
a
EPAM Systems, Inc. ................................... United States 2,310 1,317,809
a
Globant SA .......................................... United States 1,658 465,915
Mastercard, Inc., A .................................... United States 6,489 2,256,095
a
MongoDB, Inc. ....................................... United States 1,721 811,469
a,c
Nuvei Corp., 144A, Reg S ............................... Canada 6,493 750,071
a
Okta, Inc. ........................................... United States 2,328 552,528
a
Paymentus Holdings, Inc., A ............................. United States 2,800 68,992
a
PayPal Holdings, Inc. .................................. United States 16,372 4,260,158
a
Remitly Global, Inc. .................................... United States 2,500 91,750
a
Shopify, Inc., A ....................................... Canada 3,242 4,399,662
a
Snowflake, Inc., A ..................................... United States 1,355 409,793
a
Square, Inc., A ....................................... United States 10,383 2,490,259
a
TaskUS, Inc., A ....................................... Philippines 566 37,565
a
Thoughtworks Holding, Inc. .............................. United States 3,600 103,356
a
Toast, Inc., A ......................................... United States 1,900 94,905
a
Twilio, Inc., A ......................................... United States 6,605 2,107,325
Visa, Inc., A .......................................... United States 8,562 1,907,185
26,499,677
Life Sciences Tools & Services 6.7%
a
10X Genomics, Inc., A .................................. United States 3,760 547,381
Agilent Technologies, Inc. ............................... United States 680 107,120
a
Avantor, Inc. ......................................... United States 1,795 73,416
a
Bio-Rad Laboratories, Inc., A ............................. United States 1,305 973,465
Bio-Techne Corp. ..................................... United States 1,292 626,064
a
Charles River Laboratories International, Inc. ................. United States 651 268,648
a
Evotec SE ........................................... Germany 3,162 149,926
a
Illumina, Inc. ......................................... United States 2,895 1,174,241
Lonza Group AG ...................................... Switzerland 1,657 1,243,132
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 11,125 546,015
a
Olink Holding AB, ADR ................................. Sweden 3,000 72,750
a
Repligen Corp. ....................................... United States 6,492 1,876,123
a,b
Seer, Inc. ........................................... United States 451 15,573
Thermo Fisher Scientific, Inc. ............................ United States 4,879 2,787,519
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 98,000 1,589,579
12,050,952
Media 0.8%
a
Charter Communications, Inc., A .......................... United States 941 684,634
a
Liberty Broadband Corp., A .............................. United States 4,926 829,292
1,513,926
Pharmaceuticals 1.1%
a
Catalent, Inc. ........................................ United States 9,845 1,310,074
Zoetis, Inc. .......................................... United States 3,247 630,373
1,940,447
Professional Services 0.5%
a
CoStar Group, Inc. .................................... United States 9,770 840,806
Semiconductors & Semiconductor Equipment 9.0%
Analog Devices, Inc. ................................... United States 6,487 1,086,443
ASML Holding NV, NYRS ............................... Netherlands 4,230 3,151,815
a
Enphase Energy, Inc. .................................. United States 1,299 194,811
Entegris, Inc. ......................................... United States 6,446 811,551
Intel Corp. ........................................... United States 4,883 260,166
KLA Corp. ........................................... United States 2,096 701,133
Lam Research Corp. ................................... United States 3,303 1,879,903

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. ........................... United States 3,292 $ 1,595,567
NVIDIA Corp. ........................................ United States 26,014 5,389,060
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 5,379 600,565
Teradyne, Inc. ........................................ United States 3,253 355,130
Texas Instruments, Inc. ................................. United States 457 87,840
16,113,984
Software 22.8%
a
Adobe, Inc. .......................................... United States 3,900 2,245,308
a
Amplitude, Inc., A ..................................... United States 1,800 97,812
a
ANSYS, Inc. ......................................... United States 2,871 977,432
a
Aspen Technology, Inc. ................................. United States 1,263 155,096
a
Atlassian Corp. plc, A .................................. United States 6,473 2,533,662
a
Autodesk, Inc. ........................................ United States 3,267 931,650
a
Avalara, Inc. ......................................... United States 7,091 1,239,294
Bentley Systems, Inc., B ................................ United States 2,542 154,147
a
Bill.com Holdings, Inc. .................................. United States 1,611 430,056
a
Cadence Design Systems, Inc. ........................... United States 7,902 1,196,679
a
Cerence, Inc. ........................................ United States 9,943 955,622
a
Coupa Software, Inc. ................................... United States 1,822 399,346
a
Crowdstrike Holdings, Inc., A ............................. United States 5,848 1,437,321
a
CS Disco, Inc. ........................................ United States 1,600 76,704
a
Datadog, Inc., A ...................................... United States 6,551 925,984
a
DocuSign, Inc. ....................................... United States 10,012 2,577,389
a
DoubleVerify Holdings, Inc. .............................. United States 1,900 64,904
a
Five9, Inc. ........................................... United States 2,789 445,515
a
Fortinet, Inc. ......................................... United States 499 145,728
a
Freshworks, Inc., A .................................... United States 4,000 170,760
a
HubSpot, Inc. ........................................ United States 5,156 3,485,920
Intuit, Inc. ........................................... United States 6,693 3,610,940
a
Lightspeed Commerce, Inc., (CAD Traded) .................. Canada 1,418 136,803
a
Lightspeed Commerce, Inc., (USD Traded) .................. Canada 1,289 124,298
Microsoft Corp. ....................................... United States 19,486 5,493,493
a
Monday.com Ltd. ...................................... United States 1,595 520,289
a
Palo Alto Networks, Inc. ................................ United States 304 145,616
a
Procore Technologies, Inc. .............................. United States 3,258 291,070
a
salesforce.com, Inc. ................................... United States 6,469 1,754,522
a
SentinelOne, Inc., A ................................... United States 4,236 226,923
a
ServiceNow, Inc. ...................................... United States 6,496 4,042,266
a,b
Sprinklr, Inc., A ....................................... United States 7,400 129,500
a
Sprout Social, Inc., A ................................... United States 311 37,926
a
Synopsys, Inc. ....................................... United States 6,470 1,937,183
a
Tyler Technologies, Inc. ................................. United States 1,639 751,727
a
Workday, Inc., A ...................................... United States 3,613 902,853
a
Zendesk, Inc. ........................................ United States 1,995 232,198
40,983,936
Specialty Retail 0.7%
a
Carvana Co. ......................................... United States 4,018 1,211,588
a
Olaplex Holdings, Inc. .................................. United States 3,200 78,400
1,289,988
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. .......................................... United States 10,560 1,494,240
Total Common Stocks (Cost $111,650,662) .....................................
178,457,124

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 167 .
Short Term Investments 1.5%
a a
Country Shares
a
Value
a
Money Market Funds 0.8%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,483,451 $ 1,483,451
Total Money Market Funds (Cost $1,483,451) ...................................
1,483,451
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,269,975 1,269,975
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,269,975) ............................................................
1,269,975
Total Short Term Investments (Cost $2,753,426 ) .................................
2,753,426
a
Total Investments (Cost $114,404,088) 100.6% ..................................
$181,210,550
Other Assets, less Liabilities (0.6)% ...........................................
(1,081,252)
Net Assets 100.0% ...........................................................
$180,129,298
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $6,779,844, representing 3.8% of net assets.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Global Real Estate VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Diversified Telecommunication Services 0.8%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 19,118 $ 1,180,296
Equity Real Estate Investment Trusts (REITs) 79.0%
Aedifica SA .......................................... Belgium 8,598 1,073,357
Alexandria Real Estate Equities, Inc. ....................... United States 20,013 3,823,884
Allied Properties Real Estate Investment Trust ................ Canada 30,168 957,775
American Assets Trust, Inc. .............................. United States 17,954 671,839
American Homes 4 Rent, A .............................. United States 83,731 3,191,826
Americold Realty Trust ................................. United States 19,242 558,980
AvalonBay Communities, Inc. ............................ United States 21,556 4,777,672
Boston Properties, Inc. ................................. United States 10,015 1,085,125
Broadstone Net Lease, Inc. .............................. United States 62,698 1,555,537
Camden Property Trust ................................. United States 25,079 3,698,400
Canadian Apartment Properties REIT ...................... Canada 49,012 2,286,853
Capital & Counties Properties plc ......................... United Kingdom 278,671 623,605
CapitaLand Integrated Commercial Trust .................... Singapore 897,689 1,336,662
City Office REIT, Inc. ................................... United States 41,615 743,244
Cousins Properties, Inc. ................................ United States 59,848 2,231,732
CyrusOne , Inc. ....................................... United States 16,723 1,294,527
Derwent London plc ................................... United Kingdom 29,434 1,363,670
Dexus .............................................. Australia 230,480 1,773,175
Equinix , Inc. ......................................... United States 5,411 4,275,393
Equity LifeStyle Properties, Inc. ........................... United States 35,302 2,757,086
First Industrial Realty Trust, Inc. .......................... United States 27,373 1,425,586
Gecina SA .......................................... France 12,550 1,688,358
GLP J- Reit .......................................... Japan 904 1,488,053
Goodman Group ...................................... Australia 168,841 2,596,893
GPT Group (The) ..................................... Australia 273,858 986,000
H&R Real Estate Investment Trust ........................ Canada 56,442 696,364
Healthcare Trust of America, Inc., A ........................ United States 39,640 1,175,722
Healthpeak Properties, Inc. .............................. United States 116,181 3,889,740
b
Host Hotels & Resorts, Inc. .............................. United States 81,261 1,326,992
Hulic Reit , Inc. ....................................... Japan 715 1,123,943
Ichigo Office REIT Investment Corp. ....................... Japan 902 727,853
Inmobiliaria Colonial Socimi SA ........................... Spain 100,446 974,985
Japan Hotel REIT Investment Corp. ........................ Japan 1,375 825,441
Kenedix Office Investment Corp. .......................... Japan 213 1,464,083
Kilroy Realty Corp. .................................... United States 24,415 1,616,517
Life Storage, Inc. ...................................... United States 10,147 1,164,267
Link REIT ........................................... Hong Kong 169,315 1,449,894
Mapletree Logistics Trust ............................... Singapore 947,640 1,416,607
MGM Growth Properties LLC, A ........................... United States 43,296 1,658,237
NETSTREIT Corp. .................................... United States 32,315 764,250
NTT UD REIT Investment Corp. .......................... Japan 805 1,106,296
Orix JREIT, Inc. ....................................... Japan 713 1,240,884
Prologis, Inc. ......................................... United States 71,518 8,970,503
Public Storage ....................................... United States 14,701 4,367,667
Realty Income Corp. ................................... United States 50,680 3,287,105
Regency Centers Corp. ................................. United States 47,678 3,210,160
Rexford Industrial Realty, Inc. ............................ United States 47,520 2,696,760
RPT Realty .......................................... United States 50,107 639,365
b
Ryman Hospitality Properties, Inc. ......................... United States 16,100 1,347,570
SBA Communications Corp. ............................. United States 3,389 1,120,302
Segro plc ........................................... United Kingdom 205,355 3,298,423
Simon Property Group, Inc. .............................. United States 18,253 2,372,342
Spirit Realty Capital, Inc. ................................ United States 52,484 2,416,363
b
Summit Hotel Properties, Inc. ............................ United States 43,938 423,123
UDR, Inc. ........................................... United States 73,029 3,869,076

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 167 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
UNITE Group plc (The) ................................. United Kingdom 91,463 $ 1,340,672
Welltower , Inc. ....................................... United States 48,456 3,992,774
114,239,512
Real Estate Management & Development 18.4%
Aroundtown SA ....................................... Germany 237,603 1,636,755
b
Capitaland Investment Ltd. .............................. Singapore 639,395 1,601,018
a
CTP NV, 144A, Reg S .................................. Netherlands 40,772 887,853
Fabege AB .......................................... Sweden 88,577 1,336,368
b
Fastighets AB Balder, B ................................. Sweden 31,256 1,878,896
Grainger plc ......................................... United Kingdom 442,430 1,815,212
Hang Lung Properties Ltd. ............................... Hong Kong 455,872 1,038,949
LEG Immobilien SE .................................... Germany 8,739 1,234,364
Mitsubishi Estate Co. Ltd. ............................... Japan 143,058 2,277,886
Mitsui Fudosan Co. Ltd. ................................ Japan 145,726 3,461,705
New World Development Co. Ltd. ......................... Hong Kong 189,335 770,069
Nomura Real Estate Holdings, Inc. ........................ Japan 44,687 1,161,796
Shurgard Self Storage SA ............................... Belgium 19,218 1,054,021
Sun Hung Kai Properties Ltd. ............................ Hong Kong 174,957 2,184,559
Vonovia SE .......................................... Germany 70,477 4,236,779
26,576,230
Total Common Stocks (Cost $94,036,625) ......................................
141,996,038
Short Term Investments 0.6%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.6%
c
Joint Repurchase Agreement, 0.028%, 10/01/21 (Maturity Value
$833,562)
BNP Paribas Securities Corp. (Maturity Value $514,866)
Deutsche Bank Securities, Inc. (Maturity Value $101,311)
HSBC Securities (USA), Inc. (Maturity Value $217,385)
Collateralized by U.S. Government Agency Securities, 2.5% - 4%,
4/20/27 - 4/20/51; and U.S. Treasury Notes, 0.25% - 2%, 6/30/25 -
8/15/25 (valued at $850,414) ........................... 833,561 833,561
Total Repurchase Agreements (Cost $833,561) ..................................
833,561
Total Short Term Investments (Cost $833,561 ) ..................................
833,561
a
Total Investments (Cost $94,870,186) 98.8% ....................................
$142,829,599
Other Assets, less Liabilities 1.2% .............................................
1,719,620
Net Assets 100.0% ...........................................................
$144,549,219
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $2,068,149, representing 1.4% of net assets.
b
Non-income producing.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Growth and Income VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.6%
Aerospace & Defense 3.7%
Lockheed Martin Corp. ................................. United States 1,715 $ 591,847
Raytheon Technologies Corp. ............................ United States 23,625 2,030,805
2,622,652
Air Freight & Logistics 2.5%
United Parcel Service, Inc., B ............................ United States 9,900 1,802,790
Banks 10.5%
Bank of America Corp. ................................. United States 57,200 2,428,140
Citigroup, Inc. ........................................ United States 13,745 964,624
JPMorgan Chase & Co. ................................. United States 18,720 3,064,277
Truist Financial Corp. .................................. United States 17,920 1,051,008
7,508,049
Beverages 3.5%
Coca-Cola Co. (The) ................................... United States 23,975 1,257,968
PepsiCo, Inc. ........................................ United States 8,580 1,290,518
2,548,486
Capital Markets 8.6%
Apollo Global Management, Inc. .......................... United States 17,270 1,063,659
Ares Management Corp. ................................ United States 17,350 1,280,951
BlackRock, Inc. ....................................... United States 1,285 1,077,678
Morgan Stanley ....................................... United States 28,245 2,748,521
6,170,809
Chemicals 3.8%
BASF SE ........................................... Germany 7,450 564,762
Huntsman Corp. ...................................... United States 29,480 872,313
Linde plc ............................................ United Kingdom 2,030 595,562
Sherwin-Williams Co. (The) .............................. United States 2,385 667,156
2,699,793
Commercial Services & Supplies 1.6%
Republic Services, Inc. ................................. United States 9,760 1,171,786
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 7,835 426,459
Diversified Telecommunication Services 0.9%
TELUS Corp. ........................................ Canada 13,320 292,717
Verizon Communications, Inc. ............................ United States 6,555 354,036
646,753
Electric Utilities 5.8%
Duke Energy Corp. .................................... United States 18,495 1,804,927
Entergy Corp. ........................................ United States 5,955 591,391
NextEra Energy, Inc. ................................... United States 20,100 1,578,252
Xcel Energy, Inc. ...................................... United States 3,400 212,500
4,187,070
Electrical Equipment 2.2%
Eaton Corp. plc ....................................... United States 7,070 1,055,622
Emerson Electric Co. .................................. United States 5,920 557,664
1,613,286
Equity Real Estate Investment Trusts (REITs) 1.3%
Prologis, Inc. ......................................... United States 5,005 627,777

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage ....................................... United States 920 $ 273,332
901,109
Food & Staples Retailing 1.2%
Walmart, Inc. ........................................ United States 6,270 873,913
Food Products 0.6%
Mondelez International, Inc., A ............................ United States 7,540 438,677
Health Care Equipment & Supplies 2.8%
Medtronic plc ........................................ United States 16,040 2,010,614
Health Care Providers & Services 2.6%
HCA Healthcare, Inc. ................................... United States 3,721 903,161
UnitedHealth Group, Inc. ................................ United States 2,490 972,943
1,876,104
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp. ..................................... United States 4,795 1,156,122
Household Products 2.4%
Procter & Gamble Co. (The) ............................. United States 12,415 1,735,617
Insurance 0.6%
Arthur J Gallagher & Co. ................................ United States 2,735 406,558
IT Services 1.4%
Fidelity National Information Services, Inc. ................... United States 3,960 481,853
Visa, Inc., A .......................................... United States 2,290 510,097
991,950
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc. ............................ United States 1,200 685,596
Machinery 1.8%
Fortive Corp. ......................................... United States 7,913 558,421
Illinois Tool Works, Inc. ................................. United States 2,100 433,923
Stanley Black & Decker, Inc. ............................. United States 1,788 313,454
1,305,798
Media 1.8%
Comcast Corp., A ..................................... United States 23,510 1,314,914
Multiline Retail 2.5%
Target Corp. ......................................... United States 7,720 1,766,104
Oil, Gas & Consumable Fuels 5.2%
Canadian Natural Resources Ltd. ......................... Canada 14,850 542,619
Chevron Corp. ....................................... United States 15,080 1,529,866
Royal Dutch Shell plc, ADR, A ............................ Netherlands 19,220 856,635
Suncor Energy, Inc. .................................... Canada 39,020 809,275
3,738,395
Pharmaceuticals 4.3%
Johnson & Johnson ................................... United States 13,560 2,189,940
Merck & Co., Inc. ..................................... United States 4,080 306,449
Pfizer, Inc. ........................................... United States 12,960 557,409
3,053,798
Road & Rail 1.3%
Norfolk Southern Corp. ................................. United States 4,010 959,393

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc. ....................................... United States 870 $ 421,889
Texas Instruments, Inc. ................................. United States 4,855 933,180
1,355,069
Software 2.2%
Microsoft Corp. ....................................... United States 2,640 744,269
Oracle Corp. ......................................... United States 9,370 816,408
1,560,677
Specialty Retail 2.9%
Lowe's Cos., Inc. ...................................... United States 5,210 1,056,900
TJX Cos., Inc. (The) ................................... United States 15,410 1,016,752
2,073,652
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. .......................................... United States 2,775 392,662
Total Common Stocks (Cost $35,804,478) ......................................
59,994,655
Equity-Linked Securities 9.1%
Banks 0.9%
a
Royal Bank of Canada into Bank of America Corp., 144A, 7.75%,
11/01/21 .......................................... United States 23,000 671,301
Chemicals 0.8%
a
Goldman Sachs International Bank into Linde plc, 144A, 6.5%,
10/25/21 .......................................... United Kingdom 2,037 554,358
Electrical Equipment 0.5%
a
Royal Bank of Canada into Eaton Corp. plc, 144A, 5.75%, 8/26/22 United States 2,200 336,794
Equity Real Estate Investment Trusts (REITs) 0.7%
a
Royal Bank of Canada into Healthpeak Properties, Inc., 144A, 9.5%,
12/01/21 .......................................... United States 16,000 531,293
Food & Staples Retailing 0.7%
a
Citigroup Global Markets Holdings, Inc. into Tesco plc, 144A, 6.5%,
1/10/22 ........................................... United Kingdom 3,150 509,762
Health Care Providers & Services 0.6%
a
Royal Bank of Canada into HCA Healthcare, Inc., Senior Note ,
144A, 6%, 7/15/22 ................................... United States 2,100 462,817
Internet & Direct Marketing Retail 0.9%
a
Credit Suisse AG into Amazon.com, Inc., 144A, 5%, 4/22/22 ..... United States 200 656,098
IT Services 0.7%
a
Credit Suisse AG into Visa, Inc., 144A, 5%, 11/30/21 ........... United States 1,500 331,458
a
Royal Bank of Canada into Fidelity National Information Services,
Inc., 144A, 5%, 5/27/22 ............................... United States 1,400 174,661
506,119
Life Sciences Tools & Services 0.6%
a
Credit Suisse AG into Thermo Fisher Scientific, Inc., 144A, 4.5%,
8/05/22 ........................................... United States 850 462,241
Machinery 0.8%
a
Credit Suisse AG into Stanley Black & Decker, Inc., 144A, 6.5%,
3/31/22 ........................................... United States 3,000 537,927
Multiline Retail 0.6%
a
Barclays Bank plc into Dollar Tree, Inc., 144A, 5.5%, 1/14/22 ..... United States 4,100 397,772

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Software 0.8%
a
Citigroup Global Markets Holdings, Inc. into salesforce.com, Inc.,
144A, 5%, 8/19/22 ................................... United States 2,100 $ 542,923
Specialty Retail 0.5%
a
BNP Paribas Issuance BV into TJX Cos., Inc. (The), 144A, 5.75%,
9/30/22 ........................................... United States 4,900 326,805
Total Equity-Linked Securities (Cost $6,247,547) ................................
6,496,210
Convertible Preferred Stocks 6.7%
Capital Markets 1.2%
KKR & Co., Inc., 6%, C ................................. United States 10,690 844,617
Health Care Equipment & Supplies 3.3%
b
Becton Dickinson and Co., 6%, B ......................... United States 13,350 720,633
Boston Scientific Corp., 5.5%, A .......................... United States 4,765 554,646
Danaher Corp., 4.75%, A ................................ United States 455 922,744
b
Danaher Corp., 5%, B .................................. United States 116 188,195
2,386,218
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc., 8%, A .................................. United States 675 1,034,107
Water Utilities 0.8%
Essential Utilities, Inc., 6% .............................. United States 9,970 572,178
Total Convertible Preferred Stocks (Cost $3,991,746) ............................
4,837,120
Total Long Term Investments (Cost $46,043,771) ................................
71,327,985
a
Short Term Investments 1.8%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.6%
c
Joint Repurchase Agreement, 0.028%, 10/01/21 (Maturity Value
$427,778)
BNP Paribas Securities Corp. (Maturity Value $264,226)
Deutsche Bank Securities, Inc. (Maturity Value $51,992)
HSBC Securities (USA), Inc. (Maturity Value $111,560)
Collateralized by U.S. Government Agency Securities, 2.5% - 4%,
4/20/27 - 4/20/51; and U.S. Treasury Notes, 0.25% - 2%, 6/30/25 -
8/15/25 (valued at $436,427) ........................... 427,778 427,778
Total Repurchase Agreements (Cost $427,778) ..................................
427,778
Investments from Cash Collateral Received for
Loaned Securities 1.2%
Country Shares
Money Market Funds 1.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 679,000 679,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

s
See Abbreviations on page 167 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 10/01/21
(Maturity Value $170,245)
Collateralized by U.S. Treasury Notes, 0.125% - 3%, 9/30/22 -
8/31/26; and U.S. Treasury Notes, Index Linked, 0.125%, 10/15/24
- 4/15/25 (valued at $173,650) .......................... 170,245 $ 170,245
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $849,245) .............................................................
849,245
Total Short Term Investments (Cost $1,277,023 ) .................................
1,277,023
a
Total Investments (Cost $47,320,794) 101.2% ...................................
$72,605,008
Other Assets, less Liabilities (1.2)% ...........................................
(823,182)
Net Assets 100.0% ...........................................................
$71,781,826
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $6,496,210, representing 9.0% of net assets.
b
A portion or all of the security is on loan at September 30, 2021.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2021, all repurchase agreements had been entered into on that date.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Income VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 45.4%
Aerospace & Defense 1.5%
Lockheed Martin Corp. ................................. United States 100,000 $ 34,510,000
Raytheon Technologies Corp. ............................ United States 225,000 19,341,000
53,851,000
Air Freight & Logistics 0.8%
United Parcel Service, Inc., B ............................ United States 157,700 28,717,170
Banks 4.6%
Bank of America Corp. ................................. United States 500,000 21,225,000
Barclays plc ......................................... United Kingdom 12,500,000 31,758,707
Citigroup, Inc. ........................................ United States 250,000 17,545,000
JPMorgan Chase & Co. ................................. United States 250,000 40,922,500
Truist Financial Corp. .................................. United States 495,000 29,031,750
US Bancorp ......................................... United States 325,000 19,318,000
159,800,957
Beverages 3.7%
Coca-Cola Co. (The) ................................... United States 1,150,000 60,340,500
PepsiCo, Inc. ........................................ United States 450,000 67,684,500
128,025,000
Biotechnology 2.0%
AbbVie, Inc. ......................................... United States 500,000 53,935,000
a
Amgen, Inc. ......................................... United States 70,000 14,885,500
68,820,500
Capital Markets 0.7%
Morgan Stanley ....................................... United States 266,500 25,933,115
Chemicals 0.7%
Air Products and Chemicals, Inc. .......................... United States 35,000 8,963,850
BASF SE ........................................... Germany 225,000 17,056,576
26,020,426
Diversified Telecommunication Services 2.1%
BCE, Inc. ........................................... Canada 466,000 23,339,543
Verizon Communications, Inc. ............................ United States 950,000 51,309,500
74,649,043
Electric Utilities 5.6%
American Electric Power Co., Inc. ......................... United States 350,000 28,413,000
Duke Energy Corp. .................................... United States 520,000 50,746,800
Edison International ................................... United States 770,000 42,711,900
Exelon Corp. ......................................... United States 300,000 14,502,000
Southern Co. (The) .................................... United States 900,000 55,773,000
Xcel Energy, Inc. ...................................... United States 67,500 4,218,750
196,365,450
Energy Equipment & Services 0.4%
b
Weatherford International plc ............................. United States 700,000 13,769,000
Health Care Providers & Services 0.6%
b
CHS/Community Health Systems, Inc. ...................... United States 500,000 5,850,000
CVS Health Corp. ..................................... United States 165,000 14,001,900
19,851,900
Household Products 1.4%
Procter & Gamble Co. (The) ............................. United States 360,000 50,328,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 0.9%
Honeywell International, Inc. ............................. United States 150,000 $ 31,842,000
Insurance 0.5%
MetLife, Inc. ......................................... United States 300,000 18,519,000
IT Services 0.8%
International Business Machines Corp. ..................... United States 199,679 27,741,403
Machinery 0.6%
Cummins, Inc. ........................................ United States 100,000 22,456,000
Media 0.3%
Comcast Corp., A ..................................... United States 200,000 11,186,000
Metals & Mining 0.3%
c
Rio Tinto plc, ADR ..................................... Australia 150,000 10,023,000
Multi-Utilities 2.8%
Dominion Energy, Inc. .................................. United States 706,638 51,598,707
DTE Energy Co. ...................................... United States 100,000 11,171,000
Sempra Energy ....................................... United States 273,060 34,542,090
97,311,797
Oil, Gas & Consumable Fuels 5.3%
Bonanza Creek Energy, Inc. ............................. United States 152,000 7,280,800
BP plc, ADR ......................................... United Kingdom 550,000 15,031,500
Chevron Corp. ....................................... United States 500,000 50,725,000
DT Midstream, Inc. .................................... United States 11,790 545,170
Exxon Mobil Corp. ..................................... United States 1,100,000 64,702,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 450,000 20,056,500
TotalEnergies SE, ADR ................................. France 550,000 26,361,500
184,702,470
Personal Products 0.5%
Unilever plc .......................................... United Kingdom 300,000 16,239,702
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co. ................................ United States 750,000 44,377,500
Johnson & Johnson ................................... United States 250,000 40,375,000
Merck & Co., Inc. ..................................... United States 950,000 71,354,500
Pfizer, Inc. ........................................... United States 1,398,200 60,136,582
216,243,582
Road & Rail 0.6%
Union Pacific Corp. .................................... United States 106,500 20,875,065
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc. ................................... United States 100,000 16,748,000
Intel Corp. ........................................... United States 25,000 1,332,000
Texas Instruments, Inc. ................................. United States 85,000 16,337,850
34,417,850
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 10,504,320
Tobacco 1.2%
Philip Morris International, Inc. ........................... United States 427,900 40,560,641
Total Common Stocks (Cost $1,190,342,643) ....................................
1,588,754,391

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities 15.9%
Automobiles 1.6%
d
National Bank of Canada into General Motors Co., 144A, 10%,
1/26/22 ........................................... United States 1,123,500 $ 55,233,920
Banks 2.2%
d
Citigroup Global Markets Holdings, Inc. into JPMorgan Chase & Co.,
144A, 8%, 8/15/22 ................................... United States 232,000 35,958,423
d
Credit Suisse AG into Bank of America Corp., 144A, 7.5%, 7/19/22 United States 1,015,000 41,617,555
77,575,978
Capital Markets 1.0%
d
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. United States 1,000,000 18,181,105
d
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 200,000 16,588,104
34,769,209
Chemicals 0.8%
d
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 106,000 27,822,995
Energy Equipment & Services 0.8%
d
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 900,000 26,111,696
Health Care Providers & Services 1.0%
d
J.P. Morgan Structured Products BV into CVS Health Corp., 144A,
Reg S, 8.5%, 1/25/22 ................................. United States 451,000 35,686,785
Insurance 0.8%
d
BNP Paribas Issuance BV into MetLife, Inc., 144A, 8.5%, 8/23/22 . United States 450,000 27,687,205
Internet & Direct Marketing Retail 0.7%
d
J.P. Morgan Structured Products BV into Amazon.com, Inc., 144A,
Reg S, 9.5%, 12/07/21 ................................ United States 8,000 26,074,457
Media 0.8%
d
Morgan Stanley Finance II Ltd. into Comcast Corp., 144A, 6%,
7/19/22 ........................................... United States 485,000 26,790,320
Metals & Mining 0.5%
d
National Bank of Canada into Rio Tinto Ltd., 144A, 12.5%, 7/28/22 Australia 260,000 18,714,057
Oil, Gas & Consumable Fuels 1.2%
d
UBS AG into Chevron Corp., 144A, 10%, 8/16/22 ............. United States 400,000 40,229,794
Road & Rail 0.2%
d
Goldman Sachs International Bank into Union Pacific Corp., 144A,
8%, 2/09/22 ........................................ United States 33,000 6,613,623
Semiconductors & Semiconductor Equipment 3.1%
d
Citigroup Global Markets Holdings, Inc. into Texas Instruments, Inc.,
144A, 8.5%, 1/27/22 ................................. United States 234,000 42,139,935
d
Credit Suisse AG into Intel Corp., 144A, 9%, 7/19/22 ........... United States 384,590 20,718,870
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 40,000 6,132,025
d
Royal Bank of Canada into Intel Corp., 144A, 8.5%, 12/14/21 .... United States 782,000 39,765,398
108,756,228
Software 0.6%
d
Societe Generale SA into Workday, Inc., 144A, 8%, 9/02/22 ...... United States 90,600 21,965,628
Technology Hardware, Storage & Peripherals 0.6%
d
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 164,000 22,111,171
Total Equity-Linked Securities (Cost $538,885,586) ..............................
556,143,066

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 4.3%
Capital Markets 0.2%
KKR & Co., Inc., 6%, C ................................. United States 85,000 $ 6,715,850
Electric Utilities 1.8%
American Electric Power Co., Inc., 6.125% .................. United States 300,000 14,301,000
NextEra Energy, Inc., 5.279% ............................ United States 400,000 20,384,000
NextEra Energy, Inc., 6.219% ............................ United States 230,200 11,765,522
Southern Co. (The), 6.75%, 2019 ......................... United States 350,000 17,853,500
64,304,022
Multi-Utilities 1.1%
Dominion Energy, Inc., 7.25%, A .......................... United States 175,000 16,997,750
DTE Energy Co., 6.25% ................................ United States 400,000 20,104,000
37,101,750
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc., 8%, A .................................. United States 25,000 38,300,250
Thrifts & Mortgage Finance 0.1%
b
FNMA, 5.375% ....................................... United States 475 3,871,250
b
Total Convertible Preferred Stocks (Cost $163,006,651) ..........................
150,293,122
Principal
Amount
*
Convertible Bonds 0.1%
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............ United States 4,555,000 4,455,359
Total Convertible Bonds (Cost $4,277,867) .....................................
4,455,359
Corporate Bonds 24.6%
Aerospace & Defense 0.2%
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ...... United States 7,500,000 8,262,856
Automobiles 0.5%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ............... United States 7,000,000 7,463,750
General Motors Co. , Senior Bond , 5.15% , 4/01/38 ............. United States 7,500,000 8,960,456
16,424,206
Banks 1.4%
Bank of America Corp. ,
e
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 8,000,000 8,926,600
e
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 6,000,000 6,603,750
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 5,000,000 5,422,768
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 .................. United States 12,500,000 13,963,607
e
JPMorgan Chase & Co. ,
f
I, Junior Sub. Bond, FRN, 3.598%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 10,559,000 10,616,860
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 3,200,000 3,380,400
48,913,985
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 .................... United States 10,500,000 11,405,273
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/29/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 9,613,770
Chemicals 0.1%
d
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .... United States 2,000,000 1,922,540

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 0.9%
Capital One Financial Corp. , Sub. Note , 4.2% , 10/29/25 ........ United States 8,000,000 $ 8,870,815
Ford Motor Credit Co. LLC , Senior Note , 5.125% , 6/16/25 ....... United States 20,000,000 21,750,000
30,620,815
Containers & Packaging 0.6%
d
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 11,500,000 11,444,800
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 10,000,000 10,100,000
21,544,800
Diversified Telecommunication Services 0.9%
d,g
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 ... France 11,500,000 11,398,426
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ................... United States 12,000,000 13,400,291
d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.5% , 5/01/26 ................................. United States 5,002,000 5,164,715
29,963,432
Energy Equipment & Services 0.8%
d
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 25,000,000 26,367,125
Entertainment 0.7%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 .................. United States 22,000,000 25,382,500
Health Care Equipment & Supplies 0.3%
d
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 United States 10,000,000 10,000,000
Health Care Providers & Services 7.4%
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 70,000,000 70,261,450
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 33,500,000 32,596,840
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 10,000,000 9,629,300
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 10,000,000 10,475,000
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 12,500,000 13,271,562
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 10,912,500
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 9,132,912
Senior Note, 4.1%, 3/25/25 ............................ United States 1,225,000 1,344,489
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 7,500,000 8,072,025
Senior Secured Note , 5%, 3/15/24 ....................... United States 10,400,000 11,417,688
d
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 18,000,000 16,982,820
Tenet Healthcare Corp. ,
d
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 29,000,000 30,123,750
Senior Note, 6.75%, 6/15/23 ........................... United States 24,000,000 25,902,000
d
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 9,000,000 9,465,840
259,588,176
Hotels, Restaurants & Leisure 1.3%
d
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 18,000,000 18,972,135
d
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 6,000,000 6,015,300
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 13,200,000 13,480,500
Senior Note , 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 6,068,640
44,536,575
Media 1.8%
d
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 15,000,000 9,918,750

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 14,000,000 $ 14,446,250
Senior Note, 5%, 3/15/23 ............................. United States 11,000,000 11,412,500
Senior Note, 5.875%, 11/15/24 ......................... United States 9,400,000 10,119,382
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 7,253,169
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 9,243,750
62,393,801
Metals & Mining 0.1%
d
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,337,500
Oil, Gas & Consumable Fuels 1.5%
Bonanza Creek Energy, Inc. , Senior Note , 7.5% , 4/30/26 ........ United States 6,877,144 6,938,041
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 1,501,000 1,503,124
Senior Note, 7.75%, 4/15/23 ........................... United States 6,000,000 5,955,000
d
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 16,256,250
d
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,647,528
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 5,000,000 5,979,600
Senior Note , 6.625%, 9/01/30 .......................... United States 6,000,000 7,402,500
d
PBF Holding Co. LLC / PBF Finance Corp. , Senior Secured Note ,
144A, 9.25% , 5/15/25 ................................. United States 3,623,000 3,437,738
53,119,781
Pharmaceuticals 2.5%
d
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 7,666,000 7,833,885
Senior Note, 144A, 9%, 12/15/25 ....................... United States 5,000,000 5,283,625
Senior Note, 144A, 5%, 2/15/29 ........................ United States 5,000,000 4,663,850
Senior Note, 144A, 6.25%, 2/15/29 ...................... United States 3,921,000 3,885,476
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 11,000,000 11,178,750
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 4,500,000 4,668,750
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 12,164,877
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 .......... United States 8,000,000 8,870,639
d
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Senior Note, 144A, 6%, 6/30/28 ........................ United States 7,094,000 5,084,837
Senior Secured Note, 144A, 5.875%, 10/15/24 ............. United States 4,500,000 4,423,163
d
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 8,598,170
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 ......... United States 10,000,000 11,021,690
87,677,712
Road & Rail 0.1%
d
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,944,333
Tobacco 0.6%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 ............. United Kingdom 20,000,000 21,560,459
Trading Companies & Distributors 0.8%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28 United States 11,300,000 11,961,276
d
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,957,320
26,918,596
Wireless Telecommunication Services 1.5%
Sprint Communications, Inc. ,
Senior Note, 11.5%, 11/15/21 .......................... United States 15,000,000 15,187,500
Senior Note , 6%, 11/15/22 ............................. United States 6,300,000 6,632,136

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 $ 13,982,500
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 9,343,490
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 9,097,312
54,242,938
Total Corporate Bonds (Cost $800,739,959) .....................................
860,741,173
Units
a
Index-Linked Notes 1.1%
Capital Markets 1.1%
b,d,h
Credit Suisse AG, Senior Note, 144A, 12.535%, 9/06/22 ........ Switzerland 10,332 38,988,422
Total Index-Linked Notes (Cost $34,999,753) ....................................
38,988,422
Principal
Amount
*
U.S. Government and Agency Securities 5.0%
U.S. Treasury Notes ,
2.75%, 5/31/23 ..................................... United States 50,000,000 52,108,399
0.25%, 6/15/24 ..................................... United States 25,000,000 24,863,281
0.5%, 3/31/25 ...................................... United States 55,000,000 54,707,813
0.75%, 5/31/26 ..................................... United States 25,000,000 24,791,992
0.875%, 6/30/26 ..................................... United States 20,000,000 19,931,250
Total U.S. Government and Agency Securities (Cost $174,803,777) ................
176,402,735
Asset-Backed Securities 0.3%
Airlines 0.3%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 9,274,750 10,397,741
Total Asset-Backed Securities (Cost $9,274,750) ................................
10,397,741
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 2,302,886 2,510,732
Total Mortgage-Backed Securities (Cost $2,439,620) .............................
2,510,732
Shares
Escrows and Litigation Trusts 0.3%
d
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 9,500,000 10,162,150
Total Escrows and Litigation Trusts (Cost $9,500,000) ...........................
10,162,150
Total Long Term Investments (Cost $2,928,270,606) .............................
3,398,848,891
a
Short Term Investments 3.0%
a a
Country Shares
a
Value
a
Money Market Funds 2.7%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 95,819,545 95,819,545
Total Money Market Funds (Cost $95,819,545) ..................................
95,819,545

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 167 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
a a a a a
Money Market Funds 0.2%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 7,262,000 $ 7,262,000
Principal
Amount
*
Repurchase Agreements 0.1%
k
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 10/01/21
(Maturity Value $1,816,679)
Collateralized by U.S. Treasury Notes, 0.125% - 3%, 9/30/22 -
8/31/26; and U.S. Treasury Notes, Index Linked, 0.125%, 10/15/24
- 4/15/25 (valued at $1,853,010) ......................... 1,816,676 1,816,676
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $9,078,676) ............................................................
9,078,676
Total Short Term Investments (Cost $104,898,221 ) ...............................
104,898,221
a
Total Investments (Cost $3,033,168,827) 100.1% ................................
$3,503,747,112
Other Assets, less Liabilities (0.1)% ...........................................
(4,608,574)
Net Assets 100.0% ...........................................................
$3,499,138,538
Number of
Contracts
Notional
Amount
#
Options Written –%
Calls - Exchange-Traded
Equity Options
Amgen, Inc., October Strike Price $265.00, Expires 10/15/21 ..... 700 14,885,500 —
—
Total Options Written (Premiums received $212,075) ............................
$ —
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
A portion or all of the security is on loan at September 30, 2021.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $1,074,728,602, representing 30.7% of net assets.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
i
See Note 9 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Large Cap Growth VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Auto Components 0.7%
a
Aptiv plc ............................................ United States 6,658 $ 991,842
Automobiles 1.0%
a,b
Lucid Group, Inc. ..................................... United States 11,802 299,535
a
Tesla, Inc. ........................................... United States 1,398 1,084,121
1,383,656
Beverages 1.3%
Constellation Brands, Inc., A ............................. United States 4,445 936,517
a
Monster Beverage Corp. ................................ United States 8,433 749,103
1,685,620
Biotechnology 1.4%
a,b
Ginkgo Bioworks Holdings, Inc. ........................... United States 28,200 326,838
a
Heron Therapeutics, Inc. ................................ United States 45,652 488,020
a
Novavax , Inc. ........................................ United States 5,125 1,062,464
1,877,322
Capital Markets 5.0%
Intercontinental Exchange, Inc. ........................... United States 5,953 683,523
MarketAxess Holdings, Inc. .............................. United States 1,501 631,456
MSCI, Inc. ........................................... United States 4,881 2,969,308
S&P Global, Inc. ...................................... United States 4,989 2,119,776
a
TPG Pace Beneficial II Corp., A ........................... United States 15,800 155,077
6,559,140
Chemicals 1.3%
Ecolab, Inc. .......................................... United States 2,998 625,443
Linde plc ............................................ United Kingdom 3,753 1,101,055
1,726,498
Commercial Services & Supplies 0.4%
Republic Services, Inc. ................................. United States 4,079 489,725
Consumer Finance 0.4%
a,b
SoFi Technologies, Inc. ................................. United States 32,642 518,355
Electric Utilities 0.5%
NextEra Energy, Inc. ................................... United States 7,785 611,278
Entertainment 1.3%
a
Sea Ltd., ADR ........................................ Taiwan 2,543 810,531
a
Walt Disney Co. (The) .................................. United States 5,049 854,139
1,664,670
Equity Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp. .................................. United States 2,294 608,850
SBA Communications Corp. ............................. United States 9,789 3,235,950
3,844,800
Food Products 0.8%
a
Freshpet , Inc. ........................................ United States 3,595 512,971
Lamb Weston Holdings, Inc. ............................. United States 8,187 502,436
1,015,407
Health Care Equipment & Supplies 8.7%
Danaher Corp. ....................................... United States 6,644 2,022,699
a
Edwards Lifesciences Corp. ............................. United States 13,113 1,484,523
a,b
Figs, Inc., A .......................................... United States 13,503 501,501
a
IDEXX Laboratories, Inc. ................................ United States 2,852 1,773,659

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Intuitive Surgical, Inc. .................................. United States 1,869 $ 1,858,066
a
Nevro Corp. ......................................... United States 5,836 679,194
West Pharmaceutical Services, Inc. ........................ United States 7,289 3,094,472
11,414,114
Health Care Providers & Services 2.2%
a
Guardant Health, Inc. .................................. United States 4,189 523,667
UnitedHealth Group, Inc. ................................ United States 5,979 2,336,234
2,859,901
Health Care Technology 1.9%
a
Veeva Systems, Inc., A ................................. United States 8,607 2,480,279
Hotels, Restaurants & Leisure 1.8%
a
Chipotle Mexican Grill, Inc. .............................. United States 1,023 1,859,323
a,b
Dutch Bros, Inc., A .................................... United States 3,900 168,948
Starbucks Corp. ...................................... United States 3,163 348,910
2,377,181
Industrial Conglomerates 1.7%
Honeywell International, Inc. ............................. United States 4,780 1,014,698
Roper Technologies, Inc. ................................ United States 2,612 1,165,292
2,179,990
Interactive Media & Services 4.5%
a
Alphabet, Inc., A ...................................... United States 1,580 4,224,162
a
Bumble, Inc., A ....................................... United States 2,639 131,897
a
Facebook, Inc., A ..................................... United States 4,444 1,508,249
5,864,308
Internet & Direct Marketing Retail 8.0%
a
Amazon.com, Inc. ..................................... United States 3,218 10,571,259
IT Services 13.1%
a,b
Marqeta , Inc., A ....................................... United States 22,256 492,303
Mastercard , Inc., A .................................... United States 15,920 5,535,066
a
Okta , Inc. ........................................... United States 2,403 570,328
a
PayPal Holdings, Inc. .................................. United States 9,879 2,570,614
a
Shopify, Inc., A ....................................... Canada 1,248 1,692,013
a
Snowflake, Inc., A ..................................... United States 1,632 493,566
a
Twilio , Inc., A ......................................... United States 6,162 1,965,986
Visa, Inc., A .......................................... United States 17,709 3,944,680
17,264,556
Life Sciences Tools & Services 1.6%
a
Illumina, Inc. ......................................... United States 1,900 770,659
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 3,180 156,075
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 72,288 1,172,525
2,099,259
Machinery 0.4%
a,b
Proterra , Inc. ......................................... United States 47,147 476,656
Media 0.7%
a
Liberty Broadband Corp., C .............................. United States 5,105 881,634
Pharmaceuticals 1.2%
AstraZeneca plc, ADR .................................. United Kingdom 13,285 797,897

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Catalent , Inc. ........................................ United States 6,138 $ 816,784
1,614,681
Professional Services 2.7%
a
CoStar Group, Inc. .................................... United States 31,140 2,679,908
TransUnion .......................................... United States 7,816 877,815
3,557,723
Road & Rail 0.9%
Union Pacific Corp. .................................... United States 5,916 1,159,595
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc. ................................... United States 6,231 1,043,568
Monolithic Power Systems, Inc. ........................... United States 4,034 1,955,199
NVIDIA Corp. ........................................ United States 20,548 4,256,724
7,255,491
Software 21.7%
a
Adobe, Inc. .......................................... United States 5,448 3,136,523
a
Amplitude, Inc., A ..................................... United States 3,600 195,624
a,b
AppLovin Corp., A ..................................... United States 6,060 438,562
a
Atlassian Corp. plc, A .................................. United States 1,778 695,945
a
Avalara, Inc. ......................................... United States 920 160,788
a
Bill.com Holdings, Inc. .................................. United States 9,718 2,594,220
a
Black Knight, Inc. ..................................... United States 8,616 620,352
a
CCC Intelligent Solutions Holdings, Inc. ..................... United States 10,821 113,729
a,b
Confluent, Inc., A ...................................... United States 2,900 172,985
a
Crowdstrike Holdings, Inc., A ............................. United States 1,303 320,251
a
DocuSign, Inc. ....................................... United States 4,396 1,131,662
Intuit, Inc. ........................................... United States 4,373 2,359,277
Microsoft Corp. ....................................... United States 21,408 6,035,343
a
Paycom Software, Inc. ................................. United States 1,169 579,532
a
Procore Technologies, Inc. .............................. United States 3,716 331,987
a
PTC, Inc. ........................................... United States 9,082 1,087,933
a
salesforce.com, Inc. ................................... United States 4,823 1,308,094
a
ServiceNow , Inc. ...................................... United States 7,329 4,560,617
a
Synopsys, Inc. ....................................... United States 4,107 1,229,677
a
Workday, Inc., A ...................................... United States 2,900 724,681
a
Zendesk , Inc. ........................................ United States 5,655 658,186
28,455,968
Specialty Retail 0.3%
a
Burlington Stores, Inc. .................................. United States 1,325 375,730
a
Olaplex Holdings, Inc. .................................. United States 2,300 56,350
432,080
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc. .......................................... United States 40,119 5,676,839
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., B ......................................... United States 8,953 1,300,244
a
On Holding AG, A ..................................... Switzerland 4,600 138,598
1,438,842
Wireless Telecommunication Services 0.5%
a
T-Mobile US, Inc. ..................................... United States 5,305 677,767
Total Common Stocks (Cost $42,956,926) ......................................
131,106,436

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 167 .
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Biotechnology 0.0%
†
a
Ginkgo Bioworks Holdings, Inc., C, 12/31/27 ................. United States 5,640 $ 19,120
Software 0.0%
†
a
CCC Intelligent Solutions Holdings, Inc., 8/14/25 .............. United States 2,929 6,795
Total Warrants (Cost $—) .....................................................
25,915
Total Long Term Investments (Cost $42,956,926) ................................
131,132,351
a
Short Term Investments 2.5%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.4%
d
Joint Repurchase Agreement, 0.028%, 10/01/21 (Maturity Value
$499,987)
BNP Paribas Securities Corp. (Maturity Value $308,827)
Deutsche Bank Securities, Inc. (Maturity Value $60,768)
HSBC Securities (USA), Inc. (Maturity Value $130,392)
Collateralized by U.S. Government Agency Securities, 2.5% - 4%,
4/20/27 - 4/20/51; and U.S. Treasury Notes, 0.25% - 2%, 6/30/25 -
8/15/25 (valued at $510,095) ........................... 499,987 499,987
Total Repurchase Agreements (Cost $499,987) ..................................
499,987
Investments from Cash Collateral Received for
Loaned Securities 2.1%
Country Shares
Money Market Funds 1.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,210,000 2,210,000
Principal
Amount
*
Repurchase Agreements 0.4%
d
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 10/01/21
(Maturity Value $553,029)
Collateralized by U.S. Treasury Notes, 0.125% - 3%, 9/30/22 -
8/31/26; and U.S. Treasury Notes, Index Linked, 0.125%, 10/15/24
- 4/15/25 (valued at $564,089) .......................... 553,028 553,028
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,763,028) ............................................................
2,763,028
Total Short Term Investments (Cost $3,263,015 ) .................................
3,263,015
a
Total Investments (Cost $46,219,941) 102.3% ...................................
$134,395,366
Other Assets, less Liabilities (2.3)% ...........................................
(3,010,581)
Net Assets 100.0% ...........................................................
$131,384,785
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

b
A portion or all of the security is on loan at September 30, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the value of this security was $1,172,525, representing 0.9% of net assets.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2021, all repurchase agreements had been entered into on that date.
e
See Note 9 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Mutual Global Discovery VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.3%
Aerospace & Defense 3.0%
a
Airbus SE ........................................... France 50,022 $ 6,631,426
BAE Systems plc ..................................... United Kingdom 1,096,354 8,302,923
14,934,349
Auto Components 1.6%
Cie Generale des Etablissements Michelin SCA .............. France 53,424 8,191,707
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 16,953
8,208,660
Automobiles 1.5%
a
General Motors Co. .................................... United States 147,678 7,784,107
Banks 9.1%
BNP Paribas SA ...................................... France 176,218 11,274,065
Citigroup, Inc. ........................................ United States 116,235 8,157,372
ING Groep NV ....................................... Netherlands 960,888 13,969,279
Wells Fargo & Co. ..................................... United States 266,100 12,349,701
45,750,417
Beverages 1.1%
Heineken NV ........................................ Netherlands 55,066 5,747,257
Building Products 1.6%
Johnson Controls International plc ......................... United States 122,142 8,315,427
Capital Markets 1.4%
Credit Suisse Group AG, A .............................. Switzerland 699,537 6,909,923
d
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 235,048 338,690
7,248,613
Chemicals 3.2%
BASF SE ........................................... Germany 96,812 7,339,028
d
Covestro AG, 144A, Reg S .............................. Germany 127,863 8,713,587
16,052,615
Construction Materials 1.5%
HeidelbergCement AG ................................. Germany 98,602 7,355,726
Diversified Financial Services 2.0%
Voya Financial, Inc. .................................... United States 161,150 9,892,999
Diversified Telecommunication Services 3.2%
Deutsche Telekom AG .................................. Germany 648,121 12,996,985
a
Frontier Communications Parent, Inc. ...................... United States 103,032 2,871,502
15,868,487
Entertainment 1.5%
a
Walt Disney Co. (The) .................................. United States 44,922 7,599,455
Food Products 1.4%
Kraft Heinz Co. (The) .................................. United States 193,600 7,128,352
Gas Utilities 0.7%
Brookfield Infrastructure Corp., A .......................... Canada 57,504 3,446,563
Health Care Equipment & Supplies 1.8%
Hill-Rom Holdings, Inc. ................................. United States 6,970 1,045,500
Medtronic plc ........................................ United States 63,946 8,015,631
9,061,131

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 4.8%
Anthem, Inc. ......................................... United States 28,932 $ 10,785,850
CVS Health Corp. ..................................... United States 155,791 13,220,424
24,006,274
Hotels, Restaurants & Leisure 1.6%
a
Accor SA ........................................... France 229,020 8,165,867
Household Products 1.3%
Reckitt Benckiser Group plc ............................. United Kingdom 83,295 6,542,945
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 78,131 8,049,837
Insurance 10.0%
a
Alleghany Corp. ...................................... United States 9,530 5,950,627
China Pacific Insurance Group Co. Ltd., H ................... China 2,110,908 6,268,091
Everest Re Group Ltd. ................................. United States 32,478 8,144,833
Hartford Financial Services Group, Inc. (The) ................ United States 138,961 9,762,010
NN Group NV ........................................ Netherlands 227,724 11,928,182
Willis Towers Watson plc ................................ United States 34,467 8,012,199
50,065,942
IT Services 5.1%
Capgemini SE ........................................ France 33,932 7,036,406
Cognizant Technology Solutions Corp., A .................... United States 141,960 10,534,851
Global Payments, Inc. .................................. United States 50,305 7,927,062
25,498,319
Media 2.8%
a
Charter Communications, Inc., A .......................... United States 19,086 13,886,210
Oil, Gas & Consumable Fuels 8.5%
BP plc .............................................. United Kingdom 2,966,046 13,508,404
Canadian Natural Resources Ltd. ......................... Canada 280,400 10,250,088
Kinder Morgan, Inc. .................................... United States 408,970 6,842,068
Williams Cos., Inc. (The) ................................ United States 461,701 11,976,524
42,577,084
Pharmaceuticals 9.6%
a
Elanco Animal Health, Inc. ............................... United States 113,489 3,619,164
Eli Lilly & Co. ........................................ United States 29,169 6,739,497
GlaxoSmithKline plc ................................... United Kingdom 840,034 15,852,340
Merck & Co., Inc. ..................................... United States 174,416 13,100,386
Novartis AG, ADR ..................................... Switzerland 107,637 8,802,554
48,113,941
Road & Rail 0.5%
Kansas City Southern .................................. United States 9,900 2,679,336
Semiconductors & Semiconductor Equipment 3.0%
a
Renesas Electronics Corp. .............................. Japan 751,901 9,253,917
Xilinx, Inc. ........................................... United States 38,600 5,828,214
15,082,131
Software 3.9%
a
Avaya Holdings Corp. .................................. United States 4 79
a
Check Point Software Technologies Ltd. .................... Israel 91,859 10,383,742

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ......................................... United States 104,600 $ 9,113,798
19,497,619
Technology Hardware, Storage & Peripherals 3.6%
Catcher Technology Co. Ltd. ............................. Taiwan 685,000 4,098,046
Samsung Electronics Co. Ltd. ............................ South Korea 111,916 6,936,577
a
Western Digital Corp. .................................. United States 127,747 7,210,041
18,244,664
Textiles, Apparel & Luxury Goods 1.2%
Cie Financiere Richemont SA ............................ Switzerland 59,196 6,138,555
Tobacco 3.2%
Altria Group, Inc. ...................................... United States 130,784 5,953,287
British American Tobacco plc ............................. United Kingdom 290,877 10,166,338
16,119,625
Total Common Stocks (Cost $361,307,440) .....................................
479,062,507
Warrants
Warrants 0.0%
†
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 3,613 8,238
Textiles, Apparel & Luxury Goods 0.0%
†
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 147,346 69,577
Total Warrants (Cost $—) .....................................................
77,815
Principal
Amount
*
Convertible Bonds 0.1%
Banks 0.1%
d
Credit Suisse Group Guernsey VII Ltd. , BR , Senior Note , 144A, Reg
S, 3% , 11/12/21 ..................................... Switzerland 294,000 CHF 339,971
Total Convertible Bonds (Cost $323,735) .......................................
339,971
Corporate Bonds 1.0%
Airlines 1.0%
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 2,023,000 2,129,207
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 162,000 174,758
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 1,853,000 2,295,404
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 693,070 754,552
5,353,921
Total Corporate Bonds (Cost $4,708,783) .......................................
5,353,921

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
e
Senior Floating Rate Interests 0.1%
Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 423,000 437,892
Total Senior Floating Rate Interests (Cost $418,940) .............................
437,892
Shares
Companies in Liquidation 0.0%
a,b,f
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 57,457 —
a,b,f
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 5,912,264 —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $185,801) .................................
—
Total Long Term Investments (Cost $366,944,699) ...............................
485,272,106
a
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
g
FHLB, 10/01/21 ....................................... United States 1,000,000 1,000,000
g
U.S. Treasury Bills ,
11/02/21 .......................................... United States 1,500,000 1,499,929
11/04/21 .......................................... United States 400,000 399,973
12/09/21 .......................................... United States 500,000 499,978
2/17/22 ........................................... United States 1,500,000 1,499,754
3,899,634
Total U.S. Government and Agency Securities (Cost $4,899,652) ..................
4,899,634
Total Short Term Investments (Cost $4,899,652 ) .................................
4,899,634
a
Total Investments (Cost $371,844,351) 97.5% ...................................
$490,171,740
Securities Sold Short (1.4)% ..................................................
(6,845,320)
Other Assets, less Liabilities 3.9% .............................................
19,495,462
Net Assets 100.0% ...........................................................
$502,821,882
Shares
Securities Sold Short (1.4)%
Common Stocks (1.4)%
Semiconductors & Semiconductor Equipment (1.4)%
Advanced Micro Devices, Inc. ............................ United States 66,524 (6,845,320)
Total Common Stocks (Proceeds $6,077,024) ...................................
(6,845,320)
Total Securities Sold Short (Proceeds $6,077,024) ...............................
$(6,845,320)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $14,746,169, representing 2.9% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 94 $ 13,630,000 12/13/21 $ 345,715
Foreign Exchange GBP/USD ................... Short 89 7,495,469 12/13/21 174,755
Total Futures Contracts ...................................................................... $520,470
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Buy 1,076,164 855,040 10/19/21 $ — $ (5,578)
Canadian Dollar .... BOFA Sell 147,419 116,290 10/19/21 — (75)
Canadian Dollar .... HSBK Buy 1,073,687 846,936 10/19/21 1,225 (655)
Canadian Dollar .... SSBT Sell 71,044 56,592 10/19/21 514 —
Canadian Dollar .... UBSW Buy 938,620 744,326 10/19/21 102 (3,535)
Canadian Dollar .... UBSW Sell 7,073,462 5,612,210 10/19/21 28,828 —
British Pound ...... BOFA Sell 25,409 35,227 10/25/21 992 —
British Pound ...... HSBK Buy 36,699 50,808 10/25/21 — (1,360)
British Pound ...... HSBK Sell 3,589,536 4,913,128 10/25/21 76,736 —
British Pound ...... SSBT Sell 69,056 95,307 10/25/21 2,264 —
South Korean Won .. HSBK Buy 436,472,400 374,558 11/19/21 — (6,293)
South Korean Won .. HSBK Sell 2,957,988,745 2,624,657 11/19/21 128,913 —
South Korean Won .. UBSW Sell 269,296,183 239,066 11/19/21 11,853 —
New Taiwan Dollar .. HSBK Sell 64,113,018 2,314,132 11/24/21 2,676 —
New Taiwan Dollar .. UBSW Sell 41,719,482 1,506,771 11/24/21 2,666 —
South Korean Won .. HSBK Sell 3,276,006,847 2,947,825 12/17/21 184,609 —
South Korean Won .. UBSW Sell 178,093,425 160,326 12/17/21 10,109 —
Swiss Franc ....... HSBK Sell 6,840,280 7,408,176 1/20/22 45,541 —
Swiss Franc ....... UBSW Buy 192,868 208,787 1/20/22 — (1,191)
Euro ............. BOFA Sell 18,681,023 21,932,061 1/24/22 237,425 —
Euro ............. HSBK Sell 17,851,917 20,960,277 1/24/22 228,499 —
Euro ............. UBSW Sell 65,727 76,994 1/24/22 663 —
Total Forward Exchange Contracts ................................................... $963,615 $(18,687)
Net unrealized appreciation (depreciation) ............................................ $944,928

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 167 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Mutual Shares VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.3%
Aerospace & Defense 2.6%
a
Airbus SE ........................................... France 236,144 $ 31,305,657
Huntington Ingalls Industries, Inc. ......................... United States 211,244 40,782,767
72,088,424
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 69,179
Automobiles 1.7%
a
General Motors Co. .................................... United States 881,091 46,442,307
Banks 9.7%
Bank of America Corp. ................................. United States 971,211 41,227,907
Citigroup, Inc. ........................................ United States 677,711 47,561,758
ING Groep NV ....................................... Netherlands 5,061,509 73,583,634
JPMorgan Chase & Co. ................................. United States 273,765 44,812,593
Wells Fargo & Co. ..................................... United States 1,220,789 56,656,817
263,842,709
Building Products 2.2%
Johnson Controls International plc ......................... United States 900,077 61,277,242
Chemicals 1.3%
Ashland Global Holdings, Inc. ............................ United States 403,183 35,931,669
Containers & Packaging 1.2%
International Paper Co. ................................. United States 599,819 33,541,878
Diversified Financial Services 1.5%
Voya Financial, Inc. .................................... United States 676,010 41,500,254
Diversified Telecommunication Services 0.9%
a
Frontier Communications Parent, Inc. ...................... United States 507,719 14,150,129
a,b,c
Windstream Holdings, Inc. ............................... United States 609,467 11,289,712
25,439,841
Electric Utilities 1.9%
Evergy , Inc. .......................................... United States 457,800 28,475,160
Pinnacle West Capital Corp. ............................. United States 327,401 23,690,736
52,165,896
Electrical Equipment 2.2%
a
Sensata Technologies Holding plc ......................... United States 1,081,972 59,205,508
Entertainment 1.6%
a
Walt Disney Co. (The) .................................. United States 249,968 42,287,087
Equity Real Estate Investment Trusts (REITs) 2.0%
Uniti Group, Inc. ...................................... United States 461,741 5,711,736
Vornado Realty Trust ................................... United States 1,156,928 48,602,545
54,314,281
Food Products 3.6%
Archer-Daniels-Midland Co. ............................. United States 672,113 40,333,501
Kraft Heinz Co. (The) .................................. United States 1,559,773 57,430,842
97,764,343
Health Care Equipment & Supplies 2.0%
Hill-Rom Holdings, Inc. ................................. United States 38,033 5,704,950

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ........................................ United States 390,003 $ 48,886,876
54,591,826
Health Care Providers & Services 5.1%
Anthem, Inc. ......................................... United States 163,443 60,931,550
CVS Health Corp. ..................................... United States 936,973 79,511,529
140,443,079
Household Durables 2.3%
Lennar Corp., A ....................................... United States 397,074 37,197,892
Newell Brands, Inc. .................................... United States 1,099,743 24,348,310
61,546,202
Industrial Conglomerates 1.7%
General Electric Co. ................................... United States 459,792 47,372,370
Insurance 8.2%
a
Alleghany Corp. ...................................... United States 71,523 44,659,676
Everest Re Group Ltd. ................................. United States 161,720 40,556,142
Hartford Financial Services Group, Inc. (The) ................ United States 780,561 54,834,410
MetLife, Inc. ......................................... United States 655,981 40,493,707
Willis Towers Watson plc ................................ United States 190,554 44,296,183
224,840,118
IT Services 5.3%
Alliance Data Systems Corp. ............................. United States 426,281 43,007,490
Cognizant Technology Solutions Corp., A .................... United States 717,346 53,234,247
a
Fiserv, Inc. .......................................... United States 453,700 49,226,450
145,468,187
Media 5.1%
a
Charter Communications, Inc., A .......................... United States 120,861 87,933,629
Comcast Corp., A ..................................... United States 912,509 51,036,628
138,970,257
Oil, Gas & Consumable Fuels 4.6%
BP plc .............................................. United Kingdom 12,573,658 57,264,808
Williams Cos., Inc. (The) ................................ United States 2,654,747 68,864,137
126,128,945
Pharmaceuticals 10.2%
a
Elanco Animal Health, Inc. ............................... United States 1,058,863 33,767,141
Eli Lilly & Co. ........................................ United States 202,056 46,685,039
GlaxoSmithKline plc ................................... United Kingdom 4,084,820 77,084,920
Merck & Co., Inc. ..................................... United States 1,026,802 77,123,098
Novartis AG, ADR ..................................... Switzerland 547,715 44,792,133
279,452,331
Professional Services 1.2%
KBR, Inc. ........................................... United States 799,750 31,510,150
Road & Rail 1.0%
Kansas City Southern .................................. United States 103,900 28,119,496
Semiconductors & Semiconductor Equipment 1.4%
Xilinx, Inc. ........................................... United States 261,900 39,544,281

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 3.6%
a
Avaya Holdings Corp. .................................. United States 116 $ 2,296
NortonLifeLock , Inc. ................................... United States 2,361,967 59,757,765
Oracle Corp. ......................................... United States 454,110 39,566,604
99,326,665
Specialty Retail 1.5%
Best Buy Co., Inc. ..................................... United States 374,723 39,611,968
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 71,336
39,683,304
Technology Hardware, Storage & Peripherals 3.5%
Samsung Electronics Co. Ltd. ............................ South Korea 761,394 47,191,357
a
Western Digital Corp. .................................. United States 865,505 48,849,102
96,040,459
Textiles, Apparel & Luxury Goods 1.5%
Tapestry, Inc. ........................................ United States 1,081,733 40,045,756
Tobacco 2.9%
Altria Group, Inc. ...................................... United States 810,018 36,872,019
British American Tobacco plc ............................. United Kingdom 1,200,451 41,956,533
78,828,552
Wireless Telecommunication Services 1.8%
a
T-Mobile US, Inc. ..................................... United States 380,390 48,598,626
Total Common Stocks (Cost $1,923,552,612) ....................................
2,606,381,222
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 34,368 636,630
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 63,871 145,626
Total Warrants (Cost $436,130) ................................................
782,256
Principal
Amount
*
Corporate Bonds 1.0%
Airlines 0.9%
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 10,557,000 11,111,242
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 845,000 911,544
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 7,380,000 9,141,975
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 3,320,342 3,614,890
24,779,651
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 2,949,278 2,988,946
Total Corporate Bonds (Cost $25,006,550) ......................................
27,768,597

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
e
Senior Floating Rate Interests 0.9%
Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 2,477,000 2,564,203
Software 0.8%
f,g
BMC Software, Inc. , Second Lien, Term Loan , TBD, 3/23/26 .....
United States 6,640,700 6,727,859
Veritas US, Inc. , USD Term Loan, B , 6% , ( 3-month USD LIBOR +
5% ), 9/01/25 ....................................... United States 14,837,626 14,925,687
21,653,546
a a a a a a
Total Senior Floating Rate Interests (Cost $23,825,734) ..........................
24,217,749
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 2,045,812 2,093,604
Total Asset-Backed Securities (Cost $2,015,125) ................................
2,093,604
Shares
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,h
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 397,730 —
a,b,h
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 90,618,405 —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $2,834,275) ...............................
—
Total Long Term Investments (Cost $1,977,670,426) .............................
2,661,243,428
a
Short Term Investments 0.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.8%
i
FHLB, 10/01/21 ....................................... United States 5,600,000 5,600,000
i
U.S. Treasury Bills ,
11/02/21 .......................................... United States 5,000,000 4,999,763
12/09/21 .......................................... United States 2,500,000 2,499,888
2/17/22 ........................................... United States 8,500,000 8,498,605
15,998,256
Total U.S. Government and Agency Securities (Cost $21,598,267) .................
21,598,256
Total Short Term Investments (Cost $21,598,267 ) ................................
21,598,256
a
Total Investments (Cost $1,999,268,693) 98.1% ..................................
$2,682,841,684
Securities Sold Short (1.7)% ..................................................
(46,444,841)
Other Assets, less Liabilities 3.6% .............................................
97,363,811
Net Assets 100.0% ...........................................................
$2,733,760,654

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
a
a a
Country Shares a Value
Securities Sold Short (1.7)%
Common Stocks (1.7)%
Semiconductors & Semiconductor Equipment (1.7)%
Advanced Micro Devices, Inc. ............................ United States 451,359 (46,444,841)
Total Common Stocks (Proceeds $40,514,587) ..................................
(46,444,841)
Total Securities Sold Short (Proceeds $40,514,587) ..............................
$(46,444,841)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $24,779,651, representing 0.9% of net assets.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 39 $ 5,655,000 12/13/21 $ 147,736
Foreign Exchange GBP/USD ................... Short 176 14,822,500 12/13/21 345,011
Total Futures Contracts ...................................................................... $492,747
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 68,164 93,873 10/25/21 $ — $ (2,031)
British Pound ...... BOFA Sell 73,313 101,643 10/25/21 2,863 —
British Pound ...... HSBK Buy 702,147 963,458 10/25/21 — (17,414)
British Pound ...... HSBK Sell 2,123,480 2,913,876 10/25/21 52,787 —
British Pound ...... SSBT Sell 77,415 107,029 10/25/21 2,723 —
South Korean Won .. HSBK Buy 9,609,569,000 8,389,781 11/19/21 — (281,900)
South Korean Won .. HSBK Sell 18,634,460,573 16,534,570 11/19/21 812,117 —

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 167 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. UBSW Sell 10,600,916,932 9,410,908 11/19/21 $ 466,596 $ —
South Korean Won .. HSBK Sell 23,213,960,218 20,888,449 12/17/21 1,308,147 —
South Korean Won .. UBSW Sell 13,807,944,877 12,274,884 12/17/21 628,283 —
Euro ............. BOFA Sell 15,331,434 17,995,960 1/24/22 191,268 —
Euro ............. HSBK Sell 15,958,608 18,739,333 1/24/22 206,292 —
Euro ............. SSBT Sell 295,319 346,570 1/24/22 3,610 —
Euro ............. UBSW Sell 1,253,270 1,468,093 1/24/22 12,646 —
Total Forward Exchange Contracts ................................................... $3,687,332 $(301,345)
Net unrealized appreciation (depreciation) ............................................ $3,385,987
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Rising Dividends VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Aerospace & Defense 3.7%
General Dynamics Corp. ................................ United States 105,952 $ 20,769,771
Raytheon Technologies Corp. ............................ United States 474,046 40,748,994
61,518,765
Air Freight & Logistics 2.0%
United Parcel Service, Inc., B ............................ United States 184,217 33,545,916
Banks 1.5%
JPMorgan Chase & Co. ................................. United States 150,925 24,704,913
Beverages 1.6%
PepsiCo, Inc. ........................................ United States 172,030 25,875,032
Biotechnology 1.1%
AbbVie, Inc. ......................................... United States 163,136 17,597,480
Building Products 2.7%
Carlisle Cos., Inc. ..................................... United States 72,102 14,333,156
Johnson Controls International plc ......................... United States 447,810 30,486,905
44,820,061
Capital Markets 1.3%
Nasdaq, Inc. ......................................... United States 109,400 21,116,388
Chemicals 10.2%
Air Products and Chemicals, Inc. .......................... United States 162,067 41,506,979
Albemarle Corp. ...................................... United States 180,610 39,548,172
Ecolab, Inc. .......................................... United States 117,309 24,473,004
Linde plc ............................................ United Kingdom 181,332 53,199,182
Sherwin-Williams Co. (The) .............................. United States 36,700 10,266,091
168,993,428
Commercial Services & Supplies 1.8%
Cintas Corp. ......................................... United States 77,372 29,452,426
Electrical Equipment 0.6%
nVent Electric plc ..................................... United States 319,726 10,336,742
Food & Staples Retailing 1.4%
Walmart, Inc. ........................................ United States 164,608 22,943,063
Food Products 1.2%
McCormick & Co., Inc. ................................. United States 251,394 20,370,456
Health Care Equipment & Supplies 13.6%
Abbott Laboratories .................................... United States 289,395 34,186,231
Becton Dickinson and Co. ............................... United States 155,415 38,204,115
Medtronic plc ........................................ United States 356,754 44,719,114
Stryker Corp. ........................................ United States 232,045 61,194,907
West Pharmaceutical Services, Inc. ........................ United States 114,001 48,397,985
226,702,352
Health Care Providers & Services 2.5%
CVS Health Corp. ..................................... United States 84,693 7,187,048
UnitedHealth Group, Inc. ................................ United States 88,900 34,736,786
41,923,834
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ..................................... United States 121,599 29,318,735
Household Products 2.6%
Colgate-Palmolive Co. ................................. United States 232,740 17,590,489

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ............................. United States 188,894 $ 26,407,381
43,997,870
Industrial Conglomerates 6.9%
Honeywell International, Inc. ............................. United States 196,875 41,792,625
Roper Technologies, Inc. ................................ United States 163,883 73,113,123
114,905,748
Insurance 0.6%
Erie Indemnity Co., A ................................... United States 60,670 10,824,741
IT Services 6.6%
Accenture plc, A ...................................... United States 213,978 68,455,842
Visa, Inc., A .......................................... United States 187,762 41,823,985
110,279,827
Machinery 3.5%
Donaldson Co., Inc. ................................... United States 174,097 9,994,909
Dover Corp. ......................................... United States 174,988 27,210,634
Pentair plc .......................................... United States 278,694 20,241,545
57,447,088
Multiline Retail 2.6%
Target Corp. ......................................... United States 190,837 43,657,780
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp. ....................................... United States 143,894 14,598,046
EOG Resources, Inc. .................................. United States 113,461 9,107,515
Exxon Mobil Corp. ..................................... United States 139,861 8,226,624
31,932,185
Pharmaceuticals 2.6%
Johnson & Johnson ................................... United States 182,729 29,510,734
Pfizer, Inc. ........................................... United States 317,615 13,660,621
43,171,355
Road & Rail 1.7%
JB Hunt Transport Services, Inc. .......................... United States 41,900 7,006,518
Norfolk Southern Corp. ................................. United States 85,547 20,467,120
27,473,638
Semiconductors & Semiconductor Equipment 6.8%
Analog Devices, Inc. ................................... United States 326,319 54,651,906
Texas Instruments, Inc. ................................. United States 301,768 58,002,827
112,654,733
Software 9.1%
Microsoft Corp. ....................................... United States 536,528 151,257,974
Specialty Retail 3.8%
Lowe's Cos., Inc. ...................................... United States 182,700 37,062,522
Ross Stores, Inc. ..................................... United States 234,930 25,572,131
62,634,653
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc., B ......................................... United States 267,384 38,832,178

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 167 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.9%
WW Grainger, Inc. ..................................... United States 36,493 $ 14,343,939
Total Common Stocks (Cost $608,308,721) .....................................
1,642,633,300
Short Term Investments 1.1%
a a
Country Shares
a
Value
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 18,011,529 18,011,529
Total Money Market Funds (Cost $18,011,529) ..................................
18,011,529
Total Short Term Investments (Cost $18,011,529 ) ................................
18,011,529
a
Total Investments (Cost $626,320,250) 100.0% ..................................
$1,660,644,829
Other Assets, less Liabilities 0.0%
†
............................................
125,985
Net Assets 100.0% ...........................................................
$1,660,770,814
†
Rounds to less than 0.1% of net assets.
a
See Note 9 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Small Cap Value VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Auto Components 1.6%
a
Adient plc ........................................... United States 264,968 $ 10,982,923
LCI Industries ........................................ United States 71,671 9,649,067
20,631,990
Banks 9.8%
Atlantic Union Bankshares Corp. .......................... United States 335,212 12,352,562
Bryn Mawr Bank Corp. ................................. United States 316,201 14,529,436
Camden National Corp. ................................. United States 89,768 4,299,887
Columbia Banking System, Inc. ........................... United States 455,366 17,299,354
First Horizon Corp. .................................... United States 839,742 13,679,397
First Interstate BancSystem , Inc., A ........................ United States 70,227 2,827,339
First of Long Island Corp. (The) ........................... United States 361,411 7,445,067
German American Bancorp, Inc. .......................... United States 197,571 7,632,168
Peoples Bancorp, Inc. .................................. United States 209,755 6,630,356
SouthState Corp. ..................................... United States 304,342 22,725,217
TriCo Bancshares ..................................... United States 193,311 8,389,697
Washington Trust Bancorp, Inc. ........................... United States 224,451 11,891,414
129,701,894
Biotechnology 0.1%
a
Rhythm Pharmaceuticals, Inc. ............................ United States 63,483 829,088
Building Products 4.3%
Apogee Enterprises, Inc. ................................ United States 445,239 16,812,225
Insteel Industries, Inc. .................................. United States 164,701 6,266,873
a
Masonite International Corp. ............................. United States 97,300 10,326,449
UFP Industries, Inc. .................................... United States 352,006 23,929,368
57,334,915
Chemicals 6.9%
Ashland Global Holdings, Inc. ............................ United States 342,017 30,480,555
Avient Corp. ......................................... United States 626,263 29,027,290
Cabot Corp. ......................................... United States 15,933 798,562
a
Elementis plc ........................................ United Kingdom 4,817,705 9,671,073
Minerals Technologies, Inc. .............................. United States 307,621 21,484,251
91,461,731
Communications Equipment 2.0%
a
NetScout Systems, Inc. ................................. United States 978,746 26,377,205
Construction & Engineering 4.5%
Argan , Inc. .......................................... United States 152,035 6,639,369
a
Great Lakes Dredge & Dock Corp. ........................ United States 1,102,097 16,630,644
a
WillScot Mobile Mini Holdings Corp. ....................... United States 1,162,652 36,879,321
60,149,334
Construction Materials 2.4%
a
Summit Materials, Inc., A ................................ United States 986,186 31,528,366
Electric Utilities 0.8%
IDACORP, Inc. ....................................... United States 98,964 10,230,898
Electrical Equipment 1.1%
Regal Beloit Corp. ..................................... United States 93,584 14,069,419
Electronic Equipment, Instruments & Components 3.7%
Benchmark Electronics, Inc. ............................. United States 722,530 19,298,776
a
Knowles Corp. ....................................... United States 1,617,264 30,307,528
49,606,304

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 2.6%
Hunting plc .......................................... United Kingdom 1,395,634 $ 4,240,004
a
Natural Gas Services Group, Inc. ......................... United States 173,987 1,805,985
a
NexTier Oilfield Solutions, Inc. ............................ United States 1,356,859 6,241,551
a
TechnipFMC plc ...................................... United Kingdom 2,980,784 22,445,304
34,732,844
Equity Real Estate Investment Trusts (REITs) 2.9%
Alexander & Baldwin, Inc. ............................... United States 373,473 8,754,207
Healthcare Realty Trust, Inc. ............................. United States 325,821 9,702,949
Highwoods Properties, Inc. .............................. United States 225,489 9,889,948
a
Sunstone Hotel Investors, Inc. ............................ United States 854,979 10,208,449
38,555,553
Food & Staples Retailing 0.6%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 134,908 7,409,147
Food Products 1.8%
Glanbia plc .......................................... Ireland 1,461,122 24,166,258
Gas Utilities 0.1%
Spire, Inc. ........................................... United States 30,218 1,848,737
Health Care Equipment & Supplies 2.4%
a
Envista Holdings Corp. ................................. United States 372,310 15,566,281
a
Integer Holdings Corp. ................................. United States 175,020 15,636,287
31,202,568
Hotels, Restaurants & Leisure 7.8%
a
Dalata Hotel Group plc ................................. Ireland 2,304,362 10,943,484
a
Denny's Corp. ........................................ United States 1,521,243 24,857,111
a
Hilton Grand Vacations, Inc. ............................. United States 749,128 35,636,019
Jack in the Box, Inc. ................................... United States 335,033 32,608,762
104,045,376
Household Durables 0.2%
a
M/I Homes, Inc. ....................................... United States 54,909 3,173,740
Insurance 9.7%
Argo Group International Holdings Ltd. ..................... United States 65,913 3,441,977
CNO Financial Group, Inc. .............................. United States 953,254 22,439,599
Hanover Insurance Group, Inc. (The) ....................... United States 281,756 36,521,213
Horace Mann Educators Corp. ........................... United States 693,652 27,600,413
Old Republic International Corp. .......................... United States 814,879 18,848,151
Selective Insurance Group, Inc. ........................... United States 258,921 19,556,303
128,407,656
IT Services 1.6%
Alliance Data Systems Corp. ............................. United States 205,598 20,742,782
Leisure Products 1.5%
Brunswick Corp. ...................................... United States 215,421 20,523,159
Machinery 11.7%
Astec Industries, Inc. ................................... United States 117,150 6,303,841
Columbus McKinnon Corp. .............................. United States 113,774 5,500,973
Flowserve Corp. ...................................... United States 307,132 10,648,266
Greenbrier Cos., Inc. (The) .............................. United States 670,291 28,815,810
Mueller Industries, Inc. ................................. United States 155,406 6,387,187
Mueller Water Products, Inc., A ........................... United States 1,298,911 19,769,425
Oshkosh Corp. ....................................... United States 60,070 6,149,366
REV Group, Inc. ...................................... United States 637,286 10,935,828

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Rexnord Corp. ....................................... United States 322,520 $ 20,734,811
Terex Corp. .......................................... United States 215,176 9,058,910
Timken Co. (The) ..................................... United States 469,854 30,737,849
155,042,266
Metals & Mining 0.4%
Kaiser Aluminum Corp. ................................. United States 44,921 4,894,592
Multi-Utilities 1.5%
Black Hills Corp. ...................................... United States 311,265 19,534,991
Oil, Gas & Consumable Fuels 3.8%
Crescent Point Energy Corp. ............................. Canada 6,625,861 30,544,285
a
Green Plains, Inc. ..................................... United States 607,312 19,828,737
50,373,022
Pharmaceuticals 0.1%
a
Atea Pharmaceuticals, Inc. .............................. United States 42,042 1,473,993
Professional Services 1.0%
ICF International, Inc. .................................. United States 48,470 4,327,886
Stantec , Inc. ......................................... Canada 203,127 9,540,243
13,868,129
Software 3.7%
a
ACI Worldwide, Inc. .................................... United States 1,046,768 32,167,181
Software AG ......................................... Germany 378,080 17,571,638
49,738,819
Specialty Retail 4.2%
a
Children's Place, Inc. (The) .............................. United States 114,932 8,649,782
a
Dufry AG ............................................ Switzerland 414,199 23,271,923
Group 1 Automotive, Inc. ................................ United States 126,100 23,691,668
55,613,373
Textiles, Apparel & Luxury Goods 0.5%
Carter's, Inc. ......................................... United States 65,579 6,376,902
Thrifts & Mortgage Finance 0.4%
a
Enact Holdings, Inc. ................................... United States 220,271 4,830,543
Trading Companies & Distributors 2.8%
a
Herc Holdings, Inc. .................................... United States 75,030 12,264,404
McGrath RentCorp .................................... United States 343,831 24,738,640
37,003,044
Total Common Stocks (Cost $1,051,788,066) ....................................
1,305,478,638

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 167 .
Short Term Investments 1.2%
a a
Country Shares
a
Value
a
Money Market Funds 1.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 15,853,422 $ 15,853,422
Total Money Market Funds (Cost $15,853,422) ..................................
15,853,422
Total Short Term Investments (Cost $15,853,422 ) ................................
15,853,422
a
Total Investments (Cost $1,067,641,488) 99.7% ..................................
$1,321,332,060
Other Assets, less Liabilities 0.3% .............................................
4,057,582
Net Assets 100.0% ...........................................................
$1,325,389,642
a
Non-income producing.
b
See Note 9 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Small-Mid Cap Growth VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.1%
Aerospace & Defense 1.1%
a
Mercury Systems, Inc. .................................. United States 21,337 $ 1,011,801
a
TransDigm Group, Inc. ................................. United States 9,300 5,808,501
6,820,302
Airlines 0.6%
a
Southwest Airlines Co. ................................. United States 67,700 3,481,811
Automobiles 0.3%
a
Lucid Group, Inc. ..................................... United States 79,866 2,026,999
Banks 0.6%
a
SVB Financial Group ................................... United States 5,600 3,622,528
Biotechnology 3.5%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 11,500 2,171,315
a
Centessa Pharmaceuticals plc, ADR ....................... United States 32,900 549,430
a,b
Ginkgo Bioworks Holdings, Inc. ........................... United States 152,100 1,762,839
a
Horizon Therapeutics plc ................................ United States 44,400 4,863,576
a
Iovance Biotherapeutics, Inc. ............................. United States 67,705 1,669,605
a
Mirati Therapeutics, Inc. ................................ United States 8,000 1,415,280
a
Novavax, Inc. ........................................ United States 10,700 2,218,217
a
PTC Therapeutics, Inc. ................................. United States 45,000 1,674,450
a
Seagen, Inc. ......................................... United States 26,600 4,516,680
20,841,392
Building Products 0.5%
Trane Technologies plc ................................. United States 19,100 3,297,615
Capital Markets 4.2%
Ares Management Corp. ................................ United States 82,500 6,090,975
MarketAxess Holdings, Inc. .............................. United States 12,100 5,090,349
MSCI, Inc. ........................................... United States 18,000 10,950,120
Tradeweb Markets, Inc., A ............................... United States 40,300 3,255,434
25,386,878
Commercial Services & Supplies 1.6%
a
Copart, Inc. .......................................... United States 20,500 2,843,760
Republic Services, Inc. ................................. United States 58,100 6,975,486
9,819,246
Communications Equipment 0.4%
a
Arista Networks, Inc. ................................... United States 7,300 2,508,572
Consumer Finance 0.1%
a,b
Sunlight Financial Holdings, Inc. .......................... United States 16,500 87,615
a
Sunlight Financial Holdings, Inc. .......................... United States 108,057 573,783
Containers & Packaging 1.4%
Avery Dennison Corp. .................................. United States 7,800 1,616,238
Ball Corp. ........................................... United States 76,300 6,864,711
8,480,949
Electrical Equipment 1.0%
Rockwell Automation, Inc. ............................... United States 19,600 5,763,184
Electronic Equipment, Instruments & Components 1.8%
Cognex Corp. ........................................ United States 47,400 3,802,428
a
Keysight Technologies, Inc. .............................. United States 41,550 6,826,249
10,628,677
Entertainment 2.2%
a
Roku, Inc. ........................................... United States 28,256 8,854,018

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
Zynga, Inc., A ........................................ United States 560,200 $ 4,218,306
13,072,324
Equity Real Estate Investment Trusts (REITs) 2.1%
Equity LifeStyle Properties, Inc. ........................... United States 22,800 1,780,680
SBA Communications Corp. ............................. United States 24,057 7,952,522
Terreno Realty Corp. ................................... United States 48,150 3,044,525
12,777,727
Food & Staples Retailing 0.1%
a
Grocery Outlet Holding Corp. ............................ United States 31,288 674,882
Food Products 0.8%
a
Freshpet, Inc. ........................................ United States 24,400 3,481,636
a
Oatly Group AB, ADR .................................. United States 93,300 1,410,696
4,892,332
Health Care Equipment & Supplies 7.1%
a
DexCom, Inc. ........................................ United States 11,788 6,446,386
a,b
Figs, Inc., A .......................................... United States 54,500 2,024,130
a
IDEXX Laboratories, Inc. ................................ United States 20,850 12,966,615
a
Inari Medical, Inc. ..................................... United States 31,200 2,530,320
a
Insulet Corp. ......................................... United States 21,000 5,968,830
a
Penumbra, Inc. ....................................... United States 8,700 2,318,550
Teleflex, Inc. ......................................... United States 18,450 6,947,347
West Pharmaceutical Services, Inc. ........................ United States 7,600 3,226,504
42,428,682
Health Care Providers & Services 1.2%
a
Guardant Health, Inc. .................................. United States 40,000 5,000,400
a
HealthEquity, Inc. ..................................... United States 30,000 1,942,800
6,943,200
Health Care Technology 2.3%
a
Certara, Inc. ......................................... United States 40,400 1,337,240
a
Definitive Healthcare Corp. .............................. United States 6,100 261,263
a
Teladoc Health, Inc. ................................... United States 20,466 2,595,293
a
Veeva Systems, Inc., A ................................. United States 32,700 9,423,159
13,616,955
Hotels, Restaurants & Leisure 5.0%
a
Chipotle Mexican Grill, Inc. .............................. United States 5,830 10,596,142
Darden Restaurants, Inc. ............................... United States 24,200 3,665,574
a
DraftKings, Inc., A ..................................... United States 89,433 4,307,093
a
Dutch Bros, Inc., A .................................... United States 17,600 762,432
a
Vail Resorts, Inc. ...................................... United States 15,900 5,311,395
a
Wynn Resorts Ltd. .................................... United States 61,100 5,178,225
29,820,861
Household Durables 0.8%
a
NVR, Inc. ........................................... United States 982 4,707,787
Interactive Media & Services 2.5%
a,b
Bumble, Inc., A ....................................... United States 44,600 2,229,108
a
Match Group, Inc. ..................................... United States 52,424 8,230,044
a
Pinterest, Inc., A ...................................... United States 91,400 4,656,830
15,115,982

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 1.3%
a
Etsy, Inc. ............................................ United States 19,500 $ 4,055,220
a,b
Wayfair, Inc., A ....................................... United States 14,700 3,755,997
7,811,217
IT Services 6.6%
a
BigCommerce Holdings, Inc., 1 ........................... United States 61,600 3,119,424
a
Cloudflare, Inc., A ..................................... United States 53,200 5,992,980
a
EPAM Systems, Inc. ................................... United States 4,200 2,396,016
a,c,d
Marqeta, Inc. ......................................... United States 129,178 2,783,500
a,b
Marqeta, Inc., A ....................................... United States 22,200 491,064
a
MongoDB, Inc. ....................................... United States 19,200 9,052,992
a,e
Nuvei Corp., 144A, Reg S ............................... Canada 17,500 2,021,600
a
Okta, Inc. ........................................... United States 39,600 9,398,664
a,b
Payoneer Global, Inc. .................................. United States 14,500 123,975
a
Payoneer Global, Inc. .................................. United States 104,800 896,040
a
Thoughtworks Holding, Inc. .............................. United States 11,900 341,649
a
Wix.com Ltd. ......................................... Israel 16,300 3,194,311
39,812,215
Leisure Products 1.0%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 4,478,312
a
YETI Holdings, Inc. .................................... United States 15,400 1,319,626
5,797,938
Life Sciences Tools & Services 4.6%
a
10X Genomics, Inc., A .................................. United States 26,500 3,857,870
a
Avantor, Inc. ......................................... United States 89,600 3,664,640
Bio-Techne Corp. ..................................... United States 19,125 9,267,401
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 60,600 2,974,248
a
Mettler-Toledo International, Inc. .......................... United States 5,680 7,823,405
27,587,564
Machinery 1.8%
Fortive Corp. ......................................... United States 67,800 4,784,646
IDEX Corp. .......................................... United States 13,950 2,886,953
a,b
Proterra, Inc. ......................................... United States 54,000 545,940
Stanley Black & Decker, Inc. ............................. United States 16,446 2,883,148
11,100,687
Personal Products 0.6%
a
BellRing Brands, Inc., A ................................. United States 122,800 3,776,100
Pharmaceuticals 0.5%
a
Jazz Pharmaceuticals plc ............................... United States 13,200 1,718,772
a
Reata Pharmaceuticals, Inc., A ........................... United States 12,800 1,287,808
3,006,580
Professional Services 4.4%
a
CoStar Group, Inc. .................................... United States 128,550 11,063,013
TransUnion .......................................... United States 68,500 7,693,235
Verisk Analytics, Inc. ................................... United States 40,061 8,023,016
26,779,264
Road & Rail 1.2%
Old Dominion Freight Line, Inc. ........................... United States 24,450 6,992,211
Semiconductors & Semiconductor Equipment 5.8%
a
Allegro MicroSystems, Inc. .............................. Japan 78,300 2,502,468
a
Alphawave IP Group plc ................................ United Kingdom 242,950 759,369

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc. ......................................... United States 39,900 $ 5,023,410
a
Lattice Semiconductor Corp. ............................. United States 78,055 5,046,256
Monolithic Power Systems, Inc. ........................... United States 12,750 6,179,670
a
Semtech Corp. ....................................... United States 57,700 4,498,869
a
SiTime Corp. ......................................... United States 52,700 10,759,759
34,769,801
Software 18.4%
a,c,d
Alkami Technology, Inc. ................................. United States 33,619 818,841
a
Alkami Technology, Inc. ................................. United States 18,906 466,600
a
Alteryx, Inc., A ........................................ United States 42,000 3,070,200
a
ANSYS, Inc. ......................................... United States 26,100 8,885,745
a
Avalara, Inc. ......................................... United States 49,800 8,703,546
a
Bill.com Holdings, Inc. .................................. United States 26,448 7,060,294
a
Black Knight, Inc. ..................................... United States 103,800 7,473,600
a
BTRS Holdings, Inc. ................................... United States 159,800 1,700,272
a
Coupa Software, Inc. ................................... United States 27,900 6,115,122
a
Crowdstrike Holdings, Inc., A ............................. United States 12,400 3,047,672
a
DocuSign, Inc. ....................................... United States 45,300 11,661,579
a
Duck Creek Technologies, Inc. ........................... United States 51,770 2,290,305
a
Five9, Inc. ........................................... United States 9,900 1,581,426
a
Freshworks, Inc., A .................................... United States 13,200 563,508
a
HubSpot, Inc. ........................................ United States 11,800 7,977,862
a
Lightspeed Commerce, Inc. .............................. Canada 39,000 3,760,770
a
Paylocity Holding Corp. ................................. United States 40,350 11,314,140
a
Q2 Holdings, Inc. ..................................... United States 37,804 3,029,613
a
Synopsys, Inc. ....................................... United States 48,550 14,536,355
a
Zendesk, Inc. ........................................ United States 52,800 6,145,392
a
Zscaler, Inc. ......................................... United States 2,400 629,328
110,832,170
Specialty Retail 5.0%
a
Burlington Stores, Inc. .................................. United States 23,400 6,635,538
a
Five Below, Inc. ....................................... United States 32,850 5,808,208
a
Olaplex Holdings, Inc. .................................. United States 10,300 252,350
a
O'Reilly Automotive, Inc. ................................ United States 10,800 6,599,448
a,b
Petco Health & Wellness Co., Inc. ......................... United States 135,300 2,854,830
Tractor Supply Co. .................................... United States 39,237 7,949,809
30,100,183
Textiles, Apparel & Luxury Goods 2.5%
Levi Strauss & Co., A .................................. United States 88,400 2,166,684
a
Lululemon Athletica, Inc. ................................ United States 18,600 7,527,420
a
On Holding AG, A ..................................... Switzerland 20,500 617,665
VF Corp. ............................................ United States 70,600 4,729,494
15,041,263
Trading Companies & Distributors 1.2%
Fastenal Co. ......................................... United States 135,700 7,003,477
Total Common Stocks (Cost $352,145,414) .....................................
577,800,953
Convertible Preferred Stocks 1.2%
Diversified Consumer Services 0.1%
a,c,d
Newsela, Inc., D ...................................... United States 48,915 1,024,188
a
Software 0.9%
a,c,d
Blaize, Inc., D ........................................ United States 141,632 1,478,992
a,c,d
Databricks, Inc., G .................................... United States 8,626 1,901,622

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

s
See Abbreviations on page 167 .
l
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,c,d
OneTrust LLC, C ...................................... United States 82,367 $ 1,947,980
5,328,594
Textiles, Apparel & Luxury Goods 0.2%
a,c,d
Allbirds, Inc., E ....................................... United States 92,392 1,104,491
a
Total Convertible Preferred Stocks (Cost $6,727,297) ............................
7,457,273
Warrants
Warrants 0.0%
†
Biotechnology 0.0%
†
a
Ginkgo Bioworks Holdings, Inc., C, 12/31/27 ................. United States 24,660 83,598
Software 0.0%
a,c,d
Blaize, Inc. Ltd., 2/28/24 ................................ United Kingdom 7,082 —
Total Warrants (Cost $—) .....................................................
83,598
Total Long Term Investments (Cost $358,872,711) ...............................
585,341,824
a
Short Term Investments 4.9%
a a
Country Shares
a
Value
a
Money Market Funds 2.9%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 17,042,724 17,042,724
Total Money Market Funds (Cost $17,042,724) ..................................
17,042,724
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 2.0%
Money Market Funds 2.0%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 12,177,550 12,177,550
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $12,177,550) ...........................................................
12,177,550
Total Short Term Investments (Cost $29,220,274 ) ................................
29,220,274
a
Total Investments (Cost $388,092,985) 102.2% ..................................
$614,562,098
Other Assets, less Liabilities (2.2)% ...........................................
(12,974,546)
Net Assets 100.0% ...........................................................
$601,587,552
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2021.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 7 regarding restricted securities.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the value of this security was $2,021,600, representing 0.3% of net assets.
f
See Note 9 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Strategic Income VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 13,794 $ 271,328
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 4,478 67,170
a
Birch Permian Holdings, Inc. ............................. United States 34,907 519,241
586,411
Media 0.1%
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 56,379
a
iHeartMedia , Inc., A .................................... United States 8,384 209,768
a,b
iHeartMedia , Inc., B ................................... United States 142 3,304
269,451
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 431 2,293
a,b
Riviera Resources, Inc. ................................. United States 6,620 1,710
4,003
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 1 5
Total Common Stocks (Cost $2,063,659) .......................................
1,131,198
Management Investment Companies 7.7%
Capital Markets 7.7%
d
Franklin Floating Rate Income Fund ....................... United States 3,420,372 27,807,626
SPDR Blackstone Senior Loan ETF ....................... United States 65,000 2,991,300
30,798,926
Total Management Investment Companies (Cost $34,601,922) ....................
30,798,926
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 879 240
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,098 192
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,412 138
570
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 592 3,034
Total Warrants (Cost $—) .....................................................
3,604
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 27,166 21,370
Total Convertible Bonds (Cost $5,845) .........................................
21,370

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 52.3%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 .............. United States 800,000 $ 806,077
g
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,461,250
2,267,327
Air Freight & Logistics 0.3%
g
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 297,633
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 .................. United States 650,000 728,333
1,025,966
Airlines 0.7%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 647,250
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,100,000 1,177,324
g
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 900,000 942,750
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 102,750
2,870,074
Auto Components 1.5%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 871,440
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 500,000 486,875
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 1,200,000 1,293,720
g,h
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 900,000 901,125
Goodyear Tire & Rubber Co. (The) ,
g
Senior Note, 144A, 5%, 7/15/29 ........................ United States 800,000 850,000
Senior Note , 4.875%, 3/15/27 .......................... United States 500,000 540,000
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 1,038,835
5,981,995
Automobiles 0.3%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,200,000 1,171,308
Banks 2.6%
g
Akbank TAS ,
Senior Note, 144A, 6.8%, 2/06/26 ....................... Turkey 400,000 417,676
Senior Note , 144A, 5.125%, 3/31/25 ..................... Turkey 1,200,000 1,202,760
Banco Santander SA , Sub. Note , 2.749% , 12/03/30 ............ Spain 300,000 298,735
g
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 500,000 513,390
g
China Construction Bank Corp. , Sub. Note , Reg S, 4.25% to 2/27/24,
FRN thereafter , 2/27/29 ............................... China 800,000 855,108
f
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 300,000 331,125
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 820,901
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 296,856
Industrial & Commercial Bank of China Ltd. , Senior Note , 3.538% ,
11/08/27 .......................................... China 900,000 991,644

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co. ,
f
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 213,000 $ 225,008
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 1,020,782
Senior Note , 3.2%, 6/15/26 ............................ United States 1,213,000 1,310,978
Sub. Note, 3.375%, 5/01/23 ........................... United States 309,000 323,248
g
Societe Generale SA , Senior Bond , 144A, 2.889% to 6/09/31, FRN
thereafter , 6/09/32 ................................... France 800,000 805,085
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ........... United States 300,000 321,256
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/03/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 507,040
10,241,592
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30 Belgium 1,700,000 1,863,125
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 998,605
2,861,730
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ................... United States 700,000 754,709
Building Products 0.4%
Owens Corning , Senior Bond , 4.3% , 7/15/47 ................. United States 700,000 808,265
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 519,375
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 204,250
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 190,590
1,722,480
Capital Markets 0.6%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.21% to 4/22/41,
FRN thereafter , 4/22/42 ............................... United States 400,000 413,881
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 809,000 887,874
g
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 1,215,252
2,517,007
Chemicals 3.3%
g
Alpek SAB de CV , Senior Note , 144A, 4.25% , 9/18/29 .......... Mexico 800,000 858,520
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 134,384 131,728
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,600,000 1,704,400
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 .............. United States 400,000 490,558
g
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 800,000 878,580
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 315,000
g
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 300,000 304,880
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 1,100,000 1,112,375
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 1,200,000 1,246,500
g
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 953,935
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 399,500
Methanex Corp. , Senior Note , 5.125% , 10/15/27 .............. Canada 500,000 541,250
g
SABIC Capital II BV , Senior Note , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 600,000 693,139
Sasol Financing USA LLC , Senior Bond , 6.5% , 9/27/28 ......... South Africa 900,000 994,275

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
g
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 500,000 $ 480,635
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 300,000 301,875
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 875,875
g
Unifrax Escrow Issuer Corp. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 200,000 205,204
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 300,000 304,125
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ........ United States 200,000 215,869
g
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 105,559
13,113,782
Commercial Services & Supplies 0.9%
g
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 400,000 399,252
g
APCOA Parking Holdings GmbH , Senior Secured Note , 144A,
4.625% , 1/15/27 ..................................... Germany 200,000 EUR 234,759
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 700,000 691,915
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,300,000 1,248,819
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 1,007,360
3,582,105
Communications Equipment 0.3%
g
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 1,374,000 1,308,982
Construction & Engineering 0.2%
g
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 304,125
g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 518,125
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn .,
9/30/36 ........................................... United States 200,000 149,057
971,307
Consumer Finance 0.1%
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 300,000 300,750
Containers & Packaging 1.7%
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 800,000 810,000
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 300,000 305,812
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 1,066,000 1,099,952
g
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 1,278,000 1,271,866
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 566,000 599,547
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 100,000 107,297
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 502,500
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd. , Senior Secured Note , 144A,
4% , 10/15/27 ....................................... United States 600,000 594,765
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 138,566
Senior Note , 144A, 5.125%, 12/01/24 .................... United States 709,000 771,512

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 .................... United States 400,000 $ 419,421
6,621,238
Diversified Financial Services 0.2%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 720,230
Diversified Telecommunication Services 1.1%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 900,000 865,728
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 203,654
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 .................... United States 800,000 799,366
CCO Holdings LLC / CCO Holdings Capital Corp. ,
g
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 300,000 309,891
Senior Bond, 4.5%, 5/01/32 ............................ United States 1,000,000 1,031,250
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........ Spain 150,000 180,670
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 900,000 915,750
4,306,309
Electric Utilities 1.8%
g
CGNPC International Ltd. , Senior Note , Reg S, 3.75% , 12/11/27 .. China 300,000 322,987
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 ............. United States 400,000 404,547
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 .................. United States 1,300,000 1,474,140
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 .............. United States 400,000 471,188
g
State Grid Overseas Investment BVI Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 1,651,000 1,814,610
g
Three Gorges Finance I Cayman Islands Ltd. , Senior Note , 144A,
3.15% , 6/02/26 ..................................... China 1,051,000 1,120,795
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ... United States 85,000 121,994
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 1,108,118
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 533,273
7,371,652
Electrical Equipment 0.3%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,019,200
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 .... United States 900,000 923,625
Flex Ltd. , Senior Note , 4.875% , 5/12/30 ..................... United States 800,000 928,544
1,852,169
Energy Equipment & Services 0.4%
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 800,000 779,356
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 441,187
g
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 417,000 439,804
1,660,347
Entertainment 0.5%
g
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 600,000 597,188
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 335,625
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 1,226,650
2,159,463

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) 1.9%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 ..... United States 500,000 $ 513,360
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 397,515
g
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 300,000 319,875
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 247,000 254,410
Senior Bond, 5%, 10/15/27 ............................ United States 889,000 937,895
Senior Bond, 3.5%, 3/15/31 ............................ United States 300,000 306,375
g
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer ,
Senior Secured Note, 144A, 5.875%, 10/01/28 ............. United States 1,000,000 1,058,670
Senior Secured Note, 144A, 4.875%, 5/15/29 .............. United States 300,000 309,143
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ...... United States 800,000 830,000
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 ....... United States 800,000 935,816
g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 1,400,000 1,450,750
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 411,336
7,725,145
Food & Staples Retailing 0.2%
g
Cencosud SA , Senior Note , 144A, 4.375% , 7/17/27 ............ Chile 700,000 761,250
Food Products 1.7%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ............... United States 1,500,000 1,566,570
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 217,223
g
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 1,200,000 1,240,500
g
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 400,000 408,004
Kraft Heinz Foods Co. , Senior Note , 3.875% , 5/15/27 .......... United States 1,200,000 1,310,991
g
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 700,000 712,688
g
Post Holdings, Inc. , Senior Bond , 144A, 4.5% , 9/15/31 ......... United States 1,500,000 1,484,070
6,940,046
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 .... United States 300,000 307,277
Health Care Equipment & Supplies 0.1%
g
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 United States 500,000 500,000
Health Care Providers & Services 2.1%
Anthem, Inc. , Senior Bond , 3.7% , 9/15/49 ................... United States 150,000 165,028
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 314,370
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 100,625
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 218,210
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 621,930
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 198,898
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 800,000 802,988
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 733,866
CVS Health Corp. , Senior Bond , 1.75% , 8/21/30 .............. United States 400,000 383,755
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,235,833
g
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 500,000 518,900
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,415,235
Orlando Health Obligated Group , 3.777% , 10/01/28 ............ United States 330,000 367,589

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ........... United States 200,000 $ 209,120
g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 4.25% , 6/01/29 United States 1,200,000 1,219,500
8,505,847
Hotels, Restaurants & Leisure 3.1%
g
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 900,000 929,250
g
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 400,000 421,603
g
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 1,000,000 1,035,000
g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 718,151
g
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 200,000 198,437
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 632,000 633,612
g
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 1,300,000 1,391,026
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ........... United States 800,000 816,058
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 201,927
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 1,800,000 1,847,421
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 298,875
g
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 300,000 296,895
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 400,000 404,677
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 500,000 505,662
g
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 1,400,000 1,440,873
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,200,000 1,108,218
12,247,685
Household Durables 0.8%
g
M/I Homes, Inc. , Senior Note , 144A, 3.95% , 2/15/30 ........... United States 600,000 602,481
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 ......... United States 1,300,000 1,417,734
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 1,000,000 1,043,015
3,063,230
Household Products 0.8%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 900,000 915,099
g
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .... United States 1,300,000 1,291,875
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 299,385
g
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 500,000 505,827
3,012,186
Independent Power and Renewable Electricity Producers 1.8%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 413,900
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 600,000 600,750
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 200,000 202,797
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 690,375
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 702,625
g
Colbun SA ,
Senior Note , 144A, 3.95%, 10/11/27 ..................... Chile 800,000 873,772
Senior Note , 144A, 3.15%, 3/06/30 ...................... Chile 300,000 309,109
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,100,000 1,087,939

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
g
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 $ 1,017,680
g
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,228,630
7,127,577
Insurance 0.3%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 ......... United States 1,000,000 1,092,593
Interactive Media & Services 0.5%
g
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 2,100,000 2,065,970
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. , Senior Bond , 4% , 12/06/37 ......... China 400,000 435,924
JD.com, Inc. , Senior Note , 3.375% , 1/14/30 .................. China 1,200,000 1,260,396
g,h
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 600,000 593,628
2,289,948
IT Services 1.0%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 884,385
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 735,875
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 201,770
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,095,699
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,240,500
4,158,229
Machinery 0.9%
g
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,400,000 1,437,506
g,h
Roller Bearing Co. of America, Inc. , Senior Secured Note , 144A,
4.375% , 10/15/29 .................................... United States 900,000 923,625
g
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 1,100,000 1,154,148
3,515,279
Marine 0.3%
g
ICTSI Treasury BV , Senior Note , Reg S, 4.625% , 1/16/23 ....... Philippines 1,200,000 1,268,826
Media 2.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,304,008
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 421,536
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 312,375
g
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 300,000 310,839
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 300,000 131,754
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 264,500
g
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 209,000
g
Gray Television, Inc. , Senior Note , 144A, 4.75% , 10/15/30 ....... United States 1,000,000 983,750
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 205,750
g
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ........ United States 800,000 830,908

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 1,100,000 $ 1,091,722
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 300,000 298,026
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 800,000 783,000
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 610,875
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 1,321,000 1,341,938
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 100,000 101,750
9,201,731
Metals & Mining 1.4%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ......... United States 1,200,000 1,208,136
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 1,000,000 975,710
g
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 800,000 854,360
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 1,500,000 1,551,900
g
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 200,000 198,060
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 100,000 101,548
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 598,500
5,488,214
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 100,000 97,131
Multiline Retail 0.0%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,005,954 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 446,180 —
—
Oil, Gas & Consumable Fuels 5.4%
g
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 130,000 147,417
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 200,000 223,850
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 600,000 645,750
Senior Note, 4.875%, 11/15/27 ......................... United States 500,000 545,885
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 .. Canada 450,000 466,428
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ........... Canada 277,000 315,631
g
Cheniere Energy Partners LP , Senior Note , 144A, 4% , 3/01/31 ... United States 1,100,000 1,153,295
g
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 600,000 726,000
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 1,500,000 1,571,585
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 313,605
g
CVR Energy, Inc. , Senior Note , 144A, 5.25% , 2/15/25 .......... United States 500,000 495,823
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 515,625
Energy Transfer LP , Senior Note , 4.05% , 3/15/25 .............. United States 200,000 215,838
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,165,147
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 106,599
e,g
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 909,763 857,423

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 $ 720,510
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 205,750
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 307,101 316,884
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 1,394,630 1,449,076
MPLX LP , Senior Note , 2.65% , 8/15/30 ..................... United States 1,500,000 1,506,268
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 600,000 721,035
Senior Bond, 6.45%, 9/15/36 ........................... United States 500,000 629,688
Senior Note , 8.875%, 7/15/30 .......................... United States 700,000 951,776
g
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 1,400,000 1,459,570
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30 United States 1,600,000 1,845,284
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 521,250
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 1,218,623
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 313,125
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 309,390
21,634,130
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 719,950
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 400,000 386,800
1,106,750
Personal Products 0.3%
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 800,000 822,000
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 600,000 579,762
1,401,762
Pharmaceuticals 1.6%
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 300,000 276,316
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 1,000,000 1,037,500
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 1,007,271
g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. , Secured Note ,
144A, 9.5% , 7/31/27 ................................. United States 652,000 654,354
g
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,200,000 1,245,060
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 600,000 630,960
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 1,100,000 1,123,375
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 .............. United States 500,000 499,236
6,474,072
Real Estate Management & Development 0.8%
g
China Overseas Finance Cayman VI Ltd. , Senior Note , Reg S,
5.95% , 5/08/24 ..................................... China 700,000 778,879
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 800,000 837,000
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 500,245
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 1,000,000 1,055,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development (continued)
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 200,000 EUR $ 226,552
3,397,676
Road & Rail 1.0%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 .................... United States 550,000 640,118
g
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 800,000 790,000
g
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 1,500,000 2,064,570
g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 519,225
4,013,913
Semiconductors & Semiconductor Equipment 0.0%
†
Maxim Integrated Products, Inc. , Senior Note , 3.375% , 3/15/23 ... United States 100,000 103,464
Software 0.3%
g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 200,000 211,250
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 1,090,518
1,301,768
Specialty Retail 1.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ............... United States 200,000 233,437
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 500,000 534,375
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 700,000 727,447
g
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 624,285
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 309,825
g
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 1,200,000 1,204,794
Party City Holdings, Inc. , Senior Secured Note , 5.75% , ( 6-month
USD LIBOR + 5% ), 7/15/25 ............................ United States 236,150 221,778
g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 408,190
4,264,131
Technology Hardware, Storage & Peripherals 0.0%
†
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 .............. United States 200,000 201,782
Thrifts & Mortgage Finance 0.5%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 298,260
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 800,000 854,640
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 900,000 908,352
2,061,252
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 3.4% , 5/06/30 ................ United States 1,200,000 1,270,504
Trading Companies & Distributors 0.7%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,196,820
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,000,000 1,050,475
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 500,000 554,375
2,801,670
Wireless Telecommunication Services 0.9%
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 165,262 144,839
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ... United States 800,000 910,622
Sprint Corp. , Senior Note , 7.875% , 9/15/23 .................. United States 405,000 453,033

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 500,000 $ 484,494
Senior Secured Note, 3.875%, 4/15/30 ................... United States 1,300,000 1,436,102
3,429,090
Total Corporate Bonds (Cost $206,898,752) .....................................
209,231,850
a
i
Senior Floating Rate Interests 1.7%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 447,572 438,725
2020 Term Loan, B2, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 240,630 235,874
674,599
a a a a a a
Airlines 0.3%
h
Air Canada , Term Loan, B , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 1,000,000 1,005,415
Kestrel Bidco , Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 280,186 274,057
1,279,472
a a a a a a
Diversified Consumer Services 0.2%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 726,590 721,090
Entertainment 0.2%
Diamond Sports Group LLC , Term Loan , 3.34% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 446,011 279,685
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.84% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 772,947 759,490
1,039,175
a a a a a a
Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 786,351 772,711
h
Motion Acquisition Ltd. ,
Term Loan, B1, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 349,215 338,837
Term Loan, B2, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 49,785 48,305
1,159,853
a a a a a a
Media 0.3%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 747,414 753,232
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.629% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 299,237 293,508
1,046,740
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Personal Products 0.2%
Coty, Inc. , USD Term Loan, B , 2.333% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 753,635 742,176
Total Senior Floating Rate Interests (Cost $6,702,343) ...........................
6,663,105
Marketplace Loans 0.5%
Diversified Financial Services 0.5%
b
Freedom Financial Asset Management LLC, 5.99% - 25.49%,
8/12/23 - 11/03/26 ................................... United States 679,333 684,393
b
LendingClub Corp. - LCX PM, 10.19% - 20.49%, 10/08/23 - 2/03/26 United States 155,714 148,397
b
LendingClub Corp. - LCX, 7.56% - 25.65%, 9/26/22 - 2/28/25 .... United States 509,695 468,184
b
Prosper Funding LLC, 11.79% - 25.71%, 8/17/24 - 9/29/26 ...... United States 329,849 329,094
b
Upstart Network, Inc., 8.57% - 32.86%, 9/20/24 - 9/20/26 ....... United States 278,600 279,083
1,909,151
a a a a a a
Total Marketplace Loans (Cost $1,949,975) .....................................
1,909,151
Loan Participations and Assignments 0.4%
g
Russian Railways Via RZD Capital plc, Senior Note, Reg S, 5.7%,
4/05/22 ........................................... Russia 1,500,000 1,536,294
Total Loan Participations and Assignments (Cost $1,516,814) ....................
1,536,294
Foreign Government and Agency Securities 14.1%
g
African Export -Import Bank (The), Senior Note , 144A, 3.994%,
9/21/29 ........................................... Supranational
j
2,000,000 2,117,858
g
Ango la Government Bond, Senior Note , 144A, 8.25%, 5/09/28 ... Angola 2,700,000 2,805,170
g
Banque Centrale de Tunisie , Senior Note, Reg S, 5.625%, 2/17/24 Tunisia 2,300,000 EUR 2,264,487
g
Banque Ouest Africain e de Developpement , Senior Note , 144A, 5%,
7/27/27 ........................................... Supranational
j
1,200,000 1,348,242
g
Belarus Government Bond ,
Senior Note , 144A, 7.625%, 6/29/27 ...................... Belarus 1,200,000 1,189,824
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 1,200,000 1,060,212
Brazil Notas do Tesouro Nacional, Senior Bond, 3.875%, 6/12/30 . Brazil 1,000,000 971,200
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,453,718
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 1,636,598
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 500,000 528,730
Senior Bond, 5%, 6/15/45 ............................. Colombia 1,900,000 1,858,941
g
Comision Federal de Electricidad , Senior Bond, 144A, 3.348%,
2/09/31 ........................................... Mexico 1,000,000 984,595
g
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 81,500,000 DOP 1,555,290
Ecopetrol SA, Senior Bond, 4.125%, 1/16/25 ................. Colombia 800,000 833,752
f,g
Electricite de France SA, Junior Sub. Bond, 144A, 5.25% to 1/29/23,
FRN thereafter, Perpetual ............................. France 2,425,000 2,520,181
Equinor ASA, Senior Note , 2.375%, 5/22/30 ................. Norway 700,000 720,504
g
Export-Im port Bank of India, Senior Note , 144A, 3.875%, 2/01/28 . India 1,655,000 1,778,451
g
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 837,538 893,657
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 1,600,000 1,579,616
g
Indonesia Asahan Al uminium Persero PT, Senior Note , 144A, 5.45%,
5/15/30 ........................................... Indonesia 1,400,000 1,611,750
Indonesia Government Bond ,
FR70, 8.375%, 3/15/24 ............................... Indonesia 19,648,000,000 IDR 1,499,426
g
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 900,000 1,017,013
g
Senior Note , 144A, 3.85%, 7/18/27 ....................... Indonesia 2,200,000 2,442,782

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia Government Bond, (continued)
FR64, 6.125%, 5/15/28 ............................... Indonesia 9,500,000,000 IDR $ 678,026
g
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 700,000 796,002
g
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 2,193,750 2,121,905
g
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 1,000,000 1,123,375
g
Kazakhstan Government Bond, Senior Bond, 144A, 4.875%,
10/14/44 .......................................... Kazakhstan 1,800,000 2,212,148
Mexico Government Bond ,
Senior Note , 4.15%, 3/28/27 ........................... Mexico 2,100,000 2,372,632
Senior Note , 3.75%, 1/11/28 ............................ Mexico 500,000 544,638
Senior Bond, 4.75%, 4/27/32 ........................... Mexico 600,000 676,362
Peru Government Bond, Senior Bond, 6.55%, 3/14/37 .......... Peru 800,000 1,081,892
Petroleos Mexicanos , Senior Bond, 6.625%, 6/15/35 ........... Mexico 700,000 665,199
g
Russia Government Bond ,
Senior Note , Reg S, 4.75%, 5/27/26 ...................... Russia 1,200,000 1,352,472
Senior Bond, 144A, 5.625%, 4/04/42 ..................... Russia 600,000 778,742
South Africa Government Bond ,
Senior Bond, 4.85%, 9/30/29 ........................... South Africa 600,000 618,232
Senior Bond, 5.875%, 6/22/30 .......................... South Africa 700,000 774,003
Turkey Government Bond, Senior Bond, 4.875%, 10/09/26 ...... Turkey 800,000 768,584
g
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 200,000 208,589
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 369,000 395,291
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 369,000 400,836
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 500,000 513,140
k
VRI, GDP Linked Security, Senior Bond, 144A, Reg S, 5/31/40 .. Ukraine 978,000 1,070,188
l
Uruguay Government Bond ,
Index Linked, Senior Bond, 4.375%, 12/15/28 ............... Uruguay 5,484,407 UYU 151,620
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 91,532,029 UYU 2,373,646
Total Foreign Government and Agency Securities (Cost $56,115,258) ..............
56,349,519
U.S. Government and Agency Securities 2.6%
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 3,000,000 3,007,115
l
0.375%, 7/15/25 ..................................... United States 1,600,000 2,010,609
1.125%, 2/28/27 ..................................... United States 5,500,000 5,520,195
Total U.S. Government and Agency Securities (Cost $10,352,897) .................
10,537,919
Asset-Backed Securities 6.5%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 93,425 99,076
Consumer Finance 0.4%
m
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.453% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 1,494,000 1,497,501
Diversified Financial Services 6.1%
g,m
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.784% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 1,455,000 1,453,304
g,m
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.284% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 700,000 698,425
g,m
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.581%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 510,000 510,864

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,m
BlueMountain CLO Ltd., (continued)
2012-2A, CR2, 144A, FRN, 2.131%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 270,000 $ 270,989
2018-1A, D, 144A, FRN, 3.179%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 1,000,000 958,265
g,m
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 600,000 EUR 696,269
g,m
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.634% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 460,000 458,764
g,m
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.226% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,408,860 1,412,442
g,m
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 3.026% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 ........ United States 300,000 287,012
g,m
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.326% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 1,213,000 1,208,451
g,m
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 1.641% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 .......................... United States 1,500,000 1,498,937
g,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 16.901%, 1/15/45 ................ United States 410,728 410,447
2019-52, PT, 144A, FRN, 16.288%, 1/15/45 ................ United States 446,652 449,593
2019-S8, PT, 144A, FRN, 10.679%, 1/15/45 ................ United States 299,312 294,702
2020-2, PT, 144A, FRN, 16.627%, 3/15/45 ................. United States 422,672 423,922
2020-7, PT, 144A, FRN, 16.653%, 4/17/45 ................. United States 243,993 241,668
g,m
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.126% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 863,000 865,171
g,m
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 2.976% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 300,000 298,125
g,m
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.076% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 250,000 249,392
g,m
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 1.925% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 400,000 399,808
g,m
LCM 26 Ltd. , 26A , B , 144A, FRN , 1.534% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 ...................................... United States 250,000 249,444
g,m
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.726%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 350,000 350,355
17A, CRR, 144A, FRN, 2.226%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 320,000 319,264
g,m
LCM XVIII LP , 18A , DR , 144A, FRN , 2.934% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 770,000 735,763
g,m
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 400,000 EUR 463,961
g,m
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 1.526% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 ........................... United States 1,500,000 1,498,993
g,n
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 991,601 1,027,325
g,m
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
1.925% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 ............ United States 250,000 250,488
g,m
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.096% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 500,000 499,911
g,m
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
2.975% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 400,000 397,144
g,m
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.084% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 1,000,000 987,389
g,n
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 264,912 266,458
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 290,729 285,569

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,n
Prosper Pass-Thru Trust III, (continued)
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 84,775 $ 85,104
g,m
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.326% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 1,300,000 1,298,107
g,n
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
13.323% , 2/15/26 .................................... United States 243,507 246,292
g,m
Voya CLO Ltd. ,
2013-2A, BR, 144A, FRN, 1.975%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 780,000 771,092
2014-1A, CR2, 144A, FRN, 2.934%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 1,000,000 973,585
2015-2A, BR, 144A, FRN, 1.638%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 820,000 821,434
24,614,228
a a a a a a
Total Asset-Backed Securities (Cost $26,186,327) ...............................
26,210,805
Commercial Mortgage-Backed Securities 0.2%
Diversified Financial Services 0.2%
g,m
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 0.8%, (1-month USD LIBOR + 0.7%),
9/15/36 ........................................... United States 250,000 250,489
2021-VOLT, B, 144A, FRN, 1.05%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 400,000 400,843
n
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 186,216 156,732
808,064
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $829,607) ...................
808,064
Mortgage-Backed Securities 1.4%
o
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,927 4,912
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 30 Year, 5%, 4/01/34 - 8/01/35 ............ United States 122,285 138,233
FHLMC Gold Pools, 30 Year, 5.5%, 3/01/33 - 1/01/35 .......... United States 77,010 87,346
FHLMC Gold Pools, 30 Year, 6%, 4/01/33 - 2/01/36 ............ United States 67,017 76,923
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 9,851 11,099
FHLMC Gold Pools, 30 Year, 7%, 4/01/30 ................... United States 1,251 1,425
FHLMC Gold Pools, 30 Year, 7.5%, 8/01/30 .................. United States 140 164
315,190
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.289%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 44,499 45,458
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 10 Year, 2.5%, 7/01/22 ........................... United States 924 962
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 24,518 27,208
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 2,511,783 2,654,797
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,978,595 2,174,040
FNMA, 30 Year, 6.5%, 6/01/28 - 10/01/37 ................... United States 72,715 83,855
4,940,862
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 106,321 122,651
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 6/15/32 ......... United States 11,159 11,246

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 958 $ 1,102
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,905 1,964
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 29,892 33,686
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 44,195 51,812
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 18,710 21,992
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 6,754 7,665
252,118
Total Mortgage-Backed Securities (Cost $5,299,865) .............................
5,558,540
Municipal Bonds 0.8%
California 0.1%
San Bernardino Community College District , GO , 2019 A-1 , 3.271% ,
8/01/39 ........................................... United States 210,000 221,111
Illinois 0.2%
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 695,000 810,595
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 B ,
Refunding , 4.131% , 6/15/42 ............................ United States 345,000 394,024
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 535,000 597,302
New York State Dormitory Authority , State University of New York ,
Revenue , 2019 B , Refunding , 3.142% , 7/01/43 .............. United States 305,000 311,408
908,710
Ohio 0.1%
State of Ohio , Cleveland Clinic Health System Obligated Group ,
Revenue , 2019 G , Refunding , 3.276% , 1/01/42 ............. United States 190,000 204,384
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 535,000 560,439
Texas 0.0%
†
Texas State University System , Revenue , 2019 B , Refunding ,
3.289% , 3/15/40 ..................................... United States 190,000 197,397
Total Municipal Bonds (Cost $2,998,133) .......................................
3,296,660
Residential Mortgage-Backed Securities 8.3%
Diversified Financial Services 1.5%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 318,241 325,138
n
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 567,111 590,289
g,n
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 234,190 237,439
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 412,194 421,022
g,n
J.P. Morgan Mortgage Trust , 2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 United States 932,318 950,527
g,h,n
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 1,030,000 1,048,186
g,n
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 225,933 228,182
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 39,726 39,788

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
g,n
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 2,010,000 $ 2,045,175
5,885,746
a a a a a a
Thrifts & Mortgage Finance 6.8%
m
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.336%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 978,652 1,008,073
2014-DN2, M3, FRN, 3.686%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 1,355,973 1,385,239
2014-DN3, M3, FRN, 4.086%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 58,313 59,791
2014-DN4, M3, FRN, 4.636%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 368,561 380,018
2014-HQ1, M3, FRN, 4.186%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 43,043 43,564
2014-HQ3, M3, FRN, 4.836%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 57,917 58,433
2015-DNA1, M3, FRN, 3.386%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 105,860 107,902
2015-DNA3, M3, FRN, 4.786%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 1,286,969 1,332,545
2016-DNA2, M3, FRN, 4.736%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 1,068,902 1,110,612
2017-DNA2, M2, FRN, 3.536%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 1,340,000 1,390,369
2017-DNA3, M2, FRN, 2.586%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 2,920,000 2,997,945
2017-HQA2, M2, FRN, 2.736%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 234,607 240,067
m
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.336%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 132,286 137,713
2014-C01, M2, FRN, 4.486%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 221,641 229,682
2014-C02, 1M2, FRN, 2.686%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 681,433 690,221
2014-C02, 2M2, FRN, 2.686%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 264,076 267,321
2014-C03, 1M2, FRN, 3.086%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 1,326,206 1,350,302
2014-C03, 2M2, FRN, 2.986%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 45,146 46,036
2015-C01, 1M2, FRN, 4.386%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 322,812 329,778
2015-C02, 1M2, FRN, 4.086%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 769,856 784,508
2015-C02, 2M2, FRN, 4.086%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 101,792 102,283
2015-C03, 1M2, FRN, 5.086%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 1,089,607 1,121,972
2015-C03, 2M2, FRN, 5.086%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 161,568 163,183
2016-C01, 1M2, FRN, 6.836%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 197,522 208,964
2016-C02, 1M2, FRN, 6.086%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 1,357,609 1,421,101

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
m
FNMA Connecticut Avenue Securities, (continued)
2016-C03, 1M2, FRN, 5.386%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 980,085 $ 1,030,401
2016-C04, 1M2, FRN, 4.336%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 1,391,229 1,443,520
2016-C05, 2M2, FRN, 4.536%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 853,626 886,112
2016-C06, 1M2, FRN, 4.336%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 317,401 329,184
2016-C07, 2M2, FRN, 4.436%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 632,122 659,330
2017-C01, 1M2, FRN, 3.636%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 1,258,569 1,297,371
2017-C03, 1M2, FRN, 3.086%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,399,810 2,468,837
2017-C04, 2M2, FRN, 2.936%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 529,895 544,606
2017-C05, 1M2, FRN, 2.286%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,535,251 1,570,457
27,197,440
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $34,240,857) .................
33,083,186
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 ZAR —
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 8,201
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 950,432 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 950,432 —
Total Escrows and Litigation Trusts (Cost $243,000) .............................
8,201
Total Long Term Investments (Cost $390,005,254) ...............................
387,148,392
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Fixed 1.08%, Pay Floating 3-month USD LIBOR,
Counterparty DBAB, Expires 3/28/22 ..................... 1 12,100,000 63,097
Total Options Purchased (Cost $63,646) ........................................
63,097

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments 2.8%
a a
Country Shares
a
Value
a
Money Market Funds 2.8%
d,p
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 11,118,742 $ 11,118,742
Total Money Market Funds (Cost $11,118,742) ...................................
11,118,742
Total Short Term Investments (Cost $11,118,742 ) ................................
11,118,742
a
Total Investments (Cost $401,187,642) 99.6% ...................................
$398,330,231
Options Written (0.0)%
†
......................................................
(59,287)
Other Assets, less Liabilities 0.4% .............................................
1,837,603
Net Assets 100.0% ...........................................................
$400,108,547
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.48%,
Counterparty DBAB, Expires 3/28/22 ..................... 1 (12,100,000) (59,287)
(59,287)
Total Options Written (Premiums received $63,767) .............................
$ (59,287)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
See Note 9 regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $218,145,564, representing 54.5% of net assets.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The coupon rate shown represents the rate at period end.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
l
Principal amount of security is adjusted for inflation.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
At September 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 110 $ 14,477,031 12/21/21 $ 122,652
U.S. Treasury 10 Year Ultra Notes ................ Short 31 4,502,750 12/21/21 66,200
U.S. Treasury 2 Year Notes ..................... Long 73 16,063,992 12/31/21 (10,355)
U.S. Treasury 5 Year Notes ..................... Long 16 1,963,875 12/31/21 (11,020)
U.S. Treasury Long Bonds ..................... Short 89 14,170,469 12/21/21 294,068
Total Futures Contracts ...................................................................... $461,545
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 4,100,000 4,847,192 10/18/21 $ 96,775 $ —
Canadian Dollar .... JPHQ Sell 1,600,000 1,285,807 11/08/21 22,897 —
Chinese Yuan ...... JPHQ Buy 6,500,000 996,440 11/15/21 8,161 —
Chinese Yuan ...... JPHQ Sell 6,500,000 997,361 11/15/21 — (7,240)
Mexican Peso ...... JPHQ Buy 15,300,000 763,476 11/22/21 — (27,931)
Turkish Lira ........ JPHQ Buy 5,800,000 667,434 12/06/21 — (36,350)
Euro ............. JPHQ Sell 300,000 355,708 1/18/22 7,354 —
South Korean Won .. JPHQ Buy 1,050,000,000 885,635 1/27/22 — (366)
Australian Dollar .... JPHQ Buy 1,200,000 869,550 1/31/22 — (1,847)
Total Forward Exchange Contracts ................................................... $135,187 $(73,734)
Net unrealized appreciation (depreciation) ............................................ $61,453
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.EM.36 . 1.00% Quarterly 12/20/26 2,150,000 $ (85,235) $ (74,857) $ (10,378)
Investment
Grade

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
Total Centrally Cleared Swap Contracts ..................................... $(85,235) $(74,857) $(10,378)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 20,000 EUR $ 1,268 $ 380 $ 888 NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 60,000 EUR 3,803 994 2,809 NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 660,000 EUR 42,481 658 41,823 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 800,000 2,139 (11,758) 13,897 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 200,000 1,620 (1,349) 2,969 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/26 800,000 (97,072) (101,228) 4,156 B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 925,000 3,924 2,537 1,387 BBB
Nordstrom, Inc. . 1.00% Quarterly BNDP 6/20/26 500,000 (28,899) (30,685) 1,786 BB+
Nordstrom, Inc. . 1.00% Quarterly JPHQ 6/20/26 500,000 (28,900) (23,548) (5,352) BB+
United Airlines
Holdings, Inc. . 5.00% Quarterly FBCO 12/20/25 99,000 5,238 (174) 5,412 B
Traded Index
BNP Paribas
Haverhill Index,
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 350,000 EUR 3,208 — 3,208
(e)
Citibank
Bespoke
Franklin, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 1,000,000 (198,532) (168,517) (30,015)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 800,000 (300,504) (270,659) (29,845)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 800,000 7,345 — 7,345
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 1,100,000 11,883 — 11,883
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 23,560 10,199 13,361
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 850,000 (362) — (362)
Non-
Investment
Grade

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
At September 30, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
At September 30, 2021, the Fund had the following total return swap contracts outstanding. See Note 3.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 850,000 $ (102) $ — $ (102)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(547,902) $(593,150) $45,248
Total Credit Default Swap Contracts .................................... $(633,137) $ (668,007) $34,870
Counterparty
Collateral
Pledged
(Received)
CITI $540,000
JPHQ
180,000
Total collateral $720,000
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 $ 3,700,000 $ 157,472 $ — $ 157,472
Total Inflation Index Swap Contracts .................................. $157,472 $— $157,472

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 167 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 12/20/21 890,000 $ 8,166
Total Return Swap Contracts .................................................................... $8,166
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin U.S. Government Securities VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 2.0%
Diversified Financial Services 0.3%
Private Export Funding Corp. , BB , Senior Bond , 4.3% , 12/15/21 .. United States 1,865,000 $ 1,881,234
Oil, Gas & Consumable Fuels 1.7%
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ........... Mexico 1,316,000 1,355,632
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 5,906,250 6,143,731
Senior Note , 1.87%, 1/15/26 ........................... India 3,315,789 3,401,318
Senior Note , 2.06%, 1/15/26 ........................... India 2,812,500 2,897,064
13,797,745
Total Corporate Bonds (Cost $15,142,852) ......................................
15,678,979
a
Foreign Government and Agency Securities 1.7%
Israel Government Bond, Senior Bond, 5.5%, 9/18/23 .......... Israel 12,000,000 13,209,923
Total Foreign Government and Agency Securities (Cost $12,686,777) ..............
13,209,923
U.S. Government and Agency Securities 13.9%
FHLB, 2.625%, 9/12/25 .................................
United States 10,000,000 10,723,534
New Valley Generation IV, 4.687%, 1/15/22 ..................
United States 160,544 161,393
Tennessee Valley Authority, 1.875%, 8/15/22 .................
United States 6,000,000 6,093,201
U.S. Treasury Bonds, 2.5%, 2/15/46 .......................
United States 6,000,000 6,490,781
U.S. Treasury Notes ,
a
0.125%, 7/15/24 ..................................... United States 13,750,000 16,882,163
2.375%, 8/15/24 ..................................... United States 22,000,000 23,188,516
2.25%, 8/15/27 ..................................... United States 31,040,000 33,000,612
0.625%, 8/15/30 ..................................... United States 8,500,000 7,909,482
United States International Development Finance Corp. ,
2.12%, 3/20/24 ..................................... United States 4,583,333 4,692,566
4.01%, 5/15/30 ..................................... United States 1,507,500 1,707,537
Total U.S. Government and Agency Securities (Cost $107,229,099) ................
110,849,785
Mortgage-Backed Securities 77.9%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.8%
FHLMC, 2.035% - 2.15%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 4/01/40 .................................... United States 5,853,296 6,162,333
FHLMC, 2.31%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 ... United States 170,355 170,753
6,333,086
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.2%
FHLMC Gold Pools, 15 Year, 4.5%, 3/01/25 - 4/01/25 .......... United States 376,045 395,071
FHLMC Gold Pools, 20 Year, 3.5%, 3/01/32 .................. United States 1,457,511 1,578,146
FHLMC Gold Pools, 30 Year, 3%, 5/01/43 ................... United States 204,256 218,190
FHLMC Gold Pools, 30 Year, 3.5%, 5/01/43 .................. United States 32,668 35,395
FHLMC Gold Pools, 30 Year, 4%, 9/01/40 - 12/01/41 ........... United States 2,860,027 3,157,147
FHLMC Gold Pools, 30 Year, 4.5%, 5/01/40 - 7/01/41 .......... United States 967,344 1,081,755
FHLMC Gold Pools, 30 Year, 5%, 9/01/33 - 4/01/40 ............ United States 2,752,889 3,129,483
FHLMC Gold Pools, 30 Year, 5.5%, 7/01/33 - 5/01/38 .......... United States 568,072 660,060
FHLMC Gold Pools, 30 Year, 6%, 1/01/24 - 8/01/35 ............ United States 464,877 531,017
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/23 - 5/01/35 ......... United States 165,511 186,577
FHLMC Gold Pools, 30 Year, 7%, 4/01/24 - 9/01/31 ............ United States 56,510 61,557
FHLMC Gold Pools, 30 Year, 7.5%, 12/01/22 ................. United States 55 55
FHLMC Gold Pools, 30 Year, 8%, 5/01/22 ................... United States 224 228
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 119,691 136,626
FHLMC Pool, 15 Year, 2%, 9/01/36 ........................ United States 3,971,438 4,094,683

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Statements of Investments Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 8,645,243 $ 8,968,707
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 2,396,392 2,421,093
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 5,652,075 5,692,783
FHLMC Pool, 30 Year, 2.5%, 10/01/50 ...................... United States 7,390,075 7,706,442
FHLMC Pool, 30 Year, 2.5%, 12/01/50 ...................... United States 5,503,393 5,711,153
FHLMC Pool, 30 Year, 2.5%, 7/01/51 ....................... United States 12,643,703 13,051,727
FHLMC Pool, 30 Year, 3%, 8/01/50 ........................ United States 5,135,594 5,483,674
FHLMC Pool, 30 Year, 4%, 11/01/45 ....................... United States 11,808,502 12,883,421
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 3,703,583 4,106,618
81,291,608
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.5%
FNMA, 2.184%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 . United States 6,451,636 6,841,626
FNMA, 1.05% - 2.505%, (6-month USD LIBOR +/- MBS Margin),
6/01/23 - 3/01/37 .................................... United States 458,716 465,974
FNMA, 1.293% - 2.49%, (12-month average of 1-year CMT +/- MBS
Margin), 9/01/35 - 10/01/44 ............................ United States 187,912 191,898
FNMA, 1.424% - 2.442%, (12-month USD LIBOR +/- MBS Margin),
1/01/32 - 4/01/41 .................................... United States 8,192,050 8,590,178
FNMA, 1.513% - 5.205%, (COFI 11th District +/- MBS Margin),
6/01/25 - 6/01/38 .................................... United States 71,740 74,225
FNMA, 1.726% - 5.109%, (1-year CMT T-Note +/- MBS Margin),
12/01/22 - 12/01/40 .................................. United States 4,620,434 4,865,728
21,029,629
Federal National Mortgage Association (FNMA) Fixed Rate 20.8%
FNMA, 2.64%, 7/01/25 ................................. United States 2,358,767 2,493,736
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,713,704
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 4,396,549
FNMA, 3.51%, 8/01/23 ................................. United States 3,000,000 3,126,467
FNMA, 5.5%, 4/01/34 .................................. United States 528,518 572,450
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 6,307,399 6,548,208
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 154,390 159,459
FNMA, 30 Year, 2%, 8/01/51 ............................. United States 8,305,139 8,336,322
FNMA, 30 Year, 2.5%, 7/01/51 ........................... United States 15,913,214 16,426,748
FNMA, 30 Year, 2.5%, 8/01/51 ........................... United States 10,965,796 11,319,672
FNMA, 30 Year, 2.5%, 9/01/51 ........................... United States 23,897,009 24,668,187
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 74,942 79,405
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 10,198,814 10,823,612
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 14,040,278 14,903,180
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 5,598,489 5,879,452
c
FNMA, 30 Year, 3%, 9/01/51 ............................. United States 23,848,460 25,103,399
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 13,033,740 14,064,453
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 3,074,877 3,386,145
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 2,718,695 3,046,944
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 2,096,210 2,372,646
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 1,200,539 1,380,725
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 1,169,944 1,349,692
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 150,619 171,305
FNMA, 30 Year, 7.5%, 4/01/23 - 8/01/25 .................... United States 1,534 1,642
FNMA, 30 Year, 8%, 3/01/23 - 12/01/24 ..................... United States 15,131 15,365
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 34,445 34,902
164,374,369
Government National Mortgage Association (GNMA) Fixed Rate 43.6%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 10,560,369 12,127,830
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 324,998 377,206

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 258,570 $ 299,795
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 132,274 152,986
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 7,687 8,713
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 137,247 158,116
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 250,964 267,078
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 4,578,023 5,061,514
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 6,742,047 7,696,232
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 2,430,473 2,775,037
GNMA I, Single-family, 30 Year, 6%, 11/15/23 - 9/15/38 ......... United States 1,074,484 1,228,091
GNMA I, Single-family, 30 Year, 6.5%, 7/15/23 - 5/15/37 ........ United States 587,398 658,322
GNMA I, Single-family, 30 Year, 7%, 10/15/22 - 1/15/32 ......... United States 93,572 96,922
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 11/15/27 ........ United States 28,084 28,557
GNMA I, Single-family, 30 Year, 8%, 2/15/22 - 7/15/23 .......... United States 13,145 13,262
GNMA I, Single-family, 30 Year, 8.5%, 5/15/23 - 12/15/24 ........ United States 14,675 14,780
GNMA II, 30 Year, 6.5%, 4/20/34 .......................... United States 24,434 24,608
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ................. United States 5,983,594 6,076,509
GNMA II, Single-family, 30 Year, 2.5%, 3/20/51 ............... United States 12,670,704 13,094,509
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 13,992,636 14,455,328
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............... United States 5,731,493 5,917,966
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............... United States 37,861,879 39,099,896
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 9/20/45 ........ United States 4,466,713 4,712,413
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 9,005,884 9,487,426
GNMA II, Single-family, 30 Year, 3%, 3/20/51 ................. United States 20,760,551 21,722,812
GNMA II, Single-family, 30 Year, 3%, 4/20/51 ................. United States 11,953,486 12,507,536
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 20,848,080 21,814,398
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 7,697,765 8,070,460
c
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ................. United States 19,000,000 19,942,004
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 10/20/47 ...... United States 17,114,231 18,474,800
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 8,876,084 9,600,156
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 5,398,462 5,838,100
GNMA II, Single-family, 30 Year, 3.5%, 12/20/42 .............. United States 4,236,677 4,581,677
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 7,168,188 7,751,755
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 5,795,992 6,267,449
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 14,925,814 15,813,884
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 26,021,417 27,594,743
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 6,937,724 7,351,133
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 9,690,426 10,626,125
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 12,948,295 14,447,311
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 5,483,300 6,240,000
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 2,319,199 2,712,170
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,528,578 1,789,786
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 214,953 248,342
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 4,640 5,408
GNMA II, Single-family, 30 Year, 7.5%, 9/20/22 - 11/20/26 ....... United States 24,359 26,288
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 2,211 2,450
347,261,883
Total Mortgage-Backed Securities (Cost $614,401,460) ...........................
620,290,575
Total Long Term Investments (Cost $749,460,188) ...............................
760,029,262
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Statements of Investments Quarterly Statement of Investments

See Abbreviations on page 167 .
Short Term Investments 4.6%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 4.6%
d
Joint Repurchase Agreement, 0.028%, 10/01/21 (Maturity Value
$36,378,701)
BNP Paribas Securities Corp. (Maturity Value $22,470,033)
Deutsche Bank Securities, Inc. (Maturity Value $4,421,467)
HSBC Securities (USA), Inc. (Maturity Value $9,487,201)
Collateralized by U.S. Government Agency Securities, 2.5% - 4%,
4/20/27 - 4/20/51; and U.S. Treasury Notes, 0.25% - 2%, 6/30/25 -
8/15/25 (valued at $37,114,164) ......................... 36,378,672 $ 36,378,672
Total Repurchase Agreements (Cost $36,378,672) ...............................
36,378,672
Total Short Term Investments (Cost $36,378,672 ) ................................
36,378,672
a
Total Investments (Cost $785,838,860) 100.1% ..................................
$796,407,934
Other Assets, less Liabilities (0.1)% ...........................................
(340,469)
Net Assets 100.0% ...........................................................
$796,067,465
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
A portion or all of the security purchased on a delayed delivery basis.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Franklin VolSmart Allocation VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks 63.5%
Aerospace & Defense 1.8%
BWX Technologies, Inc. .............................................. 525 $ 28,277
General Dynamics Corp. .............................................. 4,868 954,274
Huntington Ingalls Industries, Inc. ....................................... 413 79,734
Lockheed Martin Corp. ............................................... 1,618 558,372
Northrop Grumman Corp. ............................................. 1,082 389,682
Raytheon Technologies Corp. .......................................... 18,745 1,611,320
3,621,659
Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc. .......................................... 1,497 130,239
Expeditors International of Washington, Inc. ............................... 1,861 221,701
United Parcel Service, Inc., B .......................................... 10,256 1,867,618
2,219,558
Auto Components 0.0%
†
Gentex Corp. ...................................................... 2,834 93,465
Banks 0.5%
JPMorgan Chase & Co. ............................................... 5,935 971,500
People's United Financial, Inc. .......................................... 1,938 33,857
1,005,357
Beverages 1.3%
a
Boston Beer Co., Inc. (The), A .......................................... 54 27,527
Brown-Forman Corp., A ............................................... 495 31,022
Coca-Cola Co. (The) ................................................. 11,181 586,667
a
Monster Beverage Corp. .............................................. 3,669 325,917
PepsiCo, Inc. ...................................................... 10,979 1,651,351
2,622,484
Biotechnology 2.0%
AbbVie, Inc. ....................................................... 11,951 1,289,154
Amgen, Inc. ....................................................... 2,598 552,465
a
Biogen, Inc. ....................................................... 1,629 460,991
Gilead Sciences, Inc. ................................................ 9,351 653,167
a
Moderna , Inc. ...................................................... 951 366,002
a
Regeneron Pharmaceuticals, Inc. ....................................... 716 433,309
a
United Therapeutics Corp. ............................................. 115 21,227
a
Vertex Pharmaceuticals, Inc. ........................................... 1,577 286,052
4,062,367
Building Products 1.1%
A O Smith Corp. .................................................... 805 49,161
Allegion plc ........................................................ 612 80,894
Carlisle Cos., Inc. ................................................... 2,860 568,539
Johnson Controls International plc ....................................... 17,892 1,218,087
Lennox International, Inc. ............................................. 279 82,074
Trane Technologies plc ............................................... 1,016 175,413
a
Trex Co., Inc. ...................................................... 675 68,803
2,242,971
Capital Markets 1.4%
Evercore , Inc., A .................................................... 233 31,145
FactSet Research Systems, Inc. ........................................ 393 155,149
Invesco Ltd. ....................................................... 3,182 76,718
Jefferies Financial Group, Inc. .......................................... 1,253 46,524
Lazard Ltd., A ...................................................... 1,099 50,334
Moody's Corp. ...................................................... 1,313 466,259

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
Nasdaq, Inc. ....................................................... 4,370 $ 843,497
S&P Global, Inc. .................................................... 1,629 692,146
SEI Investments Co. ................................................. 1,065 63,155
T Rowe Price Group, Inc. ............................................. 1,590 312,753
2,737,680
Chemicals 4.0%
Air Products and Chemicals, Inc. ........................................ 8,237 2,109,578
Albemarle Corp. .................................................... 7,210 1,578,774
Celanese Corp. ..................................................... 932 140,397
Dow, Inc. ......................................................... 1,940 111,666
Eastman Chemical Co. ............................................... 1,156 116,456
Ecolab, Inc. ........................................................ 4,660 972,169
Huntsman Corp. .................................................... 1,160 34,324
Linde plc .......................................................... 7,300 2,141,674
LyondellBasell Industries NV, A ......................................... 3,231 303,229
NewMarket Corp. ................................................... 77 26,085
Sherwin-Williams Co. (The) ............................................ 1,500 419,595
Valvoline, Inc. ...................................................... 1,371 42,748
7,996,695
Commercial Services & Supplies 1.0%
Cintas Corp. ....................................................... 4,030 1,534,060
a
Copart , Inc. ........................................................ 2,152 298,525
Rollins, Inc. ........................................................ 2,442 86,276
1,918,861
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................................. 326 112,027
Cisco Systems, Inc. ................................................. 11,687 636,123
a
F5 Networks, Inc. ................................................... 630 125,231
Motorola Solutions, Inc. ............................................... 1,661 385,884
1,259,265
Construction & Engineering 0.0%
†
Quanta Services, Inc. ................................................ 358 40,748
Construction Materials 0.0%
†
Eagle Materials, Inc. ................................................. 106 13,903
Consumer Finance 0.0%
†
Synchrony Financial ................................................. 1,542 75,373
Containers & Packaging 0.2%
Amcor plc ......................................................... 4,074 47,218
Avery Dennison Corp. ................................................ 502 104,019
International Paper Co. ............................................... 1,829 102,278
Packaging Corp. of America ........................................... 918 126,170
Silgan Holdings, Inc. ................................................. 215 8,247
Sonoco Products Co. ................................................ 1,015 60,474
448,406
Distributors 0.1%
Genuine Parts Co. .................................................. 368 44,612
Pool Corp. ........................................................ 436 189,403
234,015

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Diversified Consumer Services 0.0%
†
a
Grand Canyon Education, Inc. .......................................... 257 $ 22,606
H&R Block, Inc. ..................................................... 2,264 56,600
79,206
Diversified Telecommunication Services 0.6%
AT&T, Inc. ......................................................... 21,006 567,372
Lumen Technologies, Inc. ............................................. 4,540 56,251
Verizon Communications, Inc. .......................................... 10,944 591,085
1,214,708
Electric Utilities 0.7%
Alliant Energy Corp. ................................................. 2,286 127,970
American Electric Power Co., Inc. ....................................... 3,166 257,016
Evergy , Inc. ........................................................ 1,871 116,376
Hawaiian Electric Industries, Inc. ........................................ 1,057 43,157
OGE Energy Corp. .................................................. 516 17,007
Southern Co. (The) .................................................. 8,677 537,714
Xcel Energy, Inc. .................................................... 3,389 211,813
1,311,053
Electrical Equipment 0.9%
Acuity Brands, Inc. .................................................. 90 15,603
Eaton Corp. plc ..................................................... 1,695 253,080
Emerson Electric Co. ................................................ 6,073 572,077
a
Generac Holdings, Inc. ............................................... 350 143,035
Hubbell, Inc. ....................................................... 234 42,277
nVent Electric plc ................................................... 12,600 407,358
Rockwell Automation, Inc. ............................................. 1,280 376,371
1,809,801
Entertainment 0.3%
Activision Blizzard, Inc. ............................................... 4,271 330,533
Electronic Arts, Inc. .................................................. 1,628 231,583
World Wrestling Entertainment, Inc., A .................................... 119 6,695
568,811
Equity Real Estate Investment Trusts (REITs) 0.7%
CoreSite Realty Corp. ................................................ 224 31,033
CubeSmart ........................................................ 513 24,855
Extra Space Storage, Inc. ............................................. 561 94,242
Life Storage, Inc. .................................................... 196 22,489
National Retail Properties, Inc. ......................................... 1,836 79,297
Public Storage ..................................................... 1,864 553,794
Realty Income Corp. ................................................. 3,432 222,599
SL Green Realty Corp. ............................................... 197 13,955
Spirit Realty Capital, Inc. .............................................. 1,121 51,611
STORE Capital Corp. ................................................ 2,221 71,139
VICI Properties, Inc. ................................................. 2,321 65,940
WP Carey, Inc. ..................................................... 1,618 118,179
1,349,133
Food & Staples Retailing 1.5%
Casey's General Stores, Inc. ........................................... 356 67,088
Costco Wholesale Corp. .............................................. 1,634 734,238
Kroger Co. (The) .................................................... 6,574 265,787
Walgreens Boots Alliance, Inc. ......................................... 7,143 336,078

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Food & Staples Retailing (continued)
Walmart, Inc. ...................................................... 10,843 $ 1,511,297
2,914,488
Food Products 1.2%
Archer-Daniels-Midland Co. ........................................... 1,437 86,234
Bunge Ltd. ........................................................ 354 28,787
Campbell Soup Co. .................................................. 1,134 47,413
Conagra Brands, Inc. ................................................ 1,194 40,441
Flowers Foods, Inc. .................................................. 2,011 47,520
General Mills, Inc. ................................................... 6,684 399,837
Hershey Co. (The) .................................................. 1,752 296,526
Hormel Foods Corp. ................................................. 3,037 124,517
Ingredion, Inc. ...................................................... 665 59,192
J M Smucker Co. (The) ............................................... 1,016 121,950
Kellogg Co. ........................................................ 2,200 140,624
McCormick & Co., Inc. ............................................... 10,000 810,300
Tyson Foods, Inc., A ................................................. 2,914 230,031
2,433,372
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 1,143 100,813
National Fuel Gas Co. ................................................ 239 12,552
UGI Corp. ......................................................... 547 23,313
136,678
Health Care Equipment & Supplies 4.9%
Abbott Laboratories .................................................. 11,860 1,401,022
Becton Dickinson and Co. ............................................. 6,100 1,499,502
a
IDEXX Laboratories, Inc. .............................................. 450 279,855
Medtronic plc ...................................................... 14,200 1,779,970
a
Quidel Corp. ....................................................... 201 28,371
ResMed , Inc. ...................................................... 1,445 380,830
Stryker Corp. ...................................................... 9,200 2,426,224
West Pharmaceutical Services, Inc. ...................................... 5,045 2,141,804
9,937,578
Health Care Providers & Services 1.6%
Cardinal Health, Inc. ................................................. 774 38,282
Chemed Corp. ..................................................... 153 71,163
CVS Health Corp. ................................................... 6,739 571,872
Humana, Inc. ...................................................... 719 279,799
a
Laboratory Corp. of America Holdings .................................... 249 70,079
Premier, Inc., A ..................................................... 711 27,558
Quest Diagnostics, Inc. ............................................... 593 86,169
UnitedHealth Group, Inc. .............................................. 5,041 1,969,720
3,114,642
Health Care Technology 0.2%
Cerner Corp. ....................................................... 2,902 204,649
a
Veeva Systems, Inc., A ............................................... 758 218,433
423,082
Hotels, Restaurants & Leisure 0.9%
McDonald's Corp. ................................................... 7,623 1,837,982
Household Durables 0.4%
DR Horton, Inc. ..................................................... 2,236 187,757
Garmin Ltd. ........................................................ 1,562 242,828

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Durables (continued)
Lennar Corp., A ..................................................... 703 $ 65,857
a
NVR, Inc. ......................................................... 33 158,205
PulteGroup, Inc. .................................................... 2,132 97,901
Whirlpool Corp. ..................................................... 160 32,618
785,166
Household Products 1.5%
Church & Dwight Co., Inc. ............................................. 2,569 212,122
Clorox Co. (The) .................................................... 1,513 250,568
Colgate-Palmolive Co. ............................................... 9,100 687,778
Kimberly-Clark Corp. ................................................. 935 123,832
Procter & Gamble Co. (The) ........................................... 11,864 1,658,587
2,932,887
Industrial Conglomerates 2.8%
3M Co. ........................................................... 3,045 534,154
Honeywell International, Inc. ........................................... 10,527 2,234,672
Roper Technologies, Inc. .............................................. 6,540 2,917,690
5,686,516
Insurance 0.4%
Assured Guaranty Ltd. ............................................... 190 8,894
Erie Indemnity Co., A ................................................. 2,520 449,618
Old Republic International Corp. ........................................ 745 17,232
Progressive Corp. (The) .............................................. 3,508 317,088
792,832
Interactive Media & Services 0.8%
a
Alphabet, Inc., A .................................................... 133 355,578
a
Alphabet, Inc., C .................................................... 127 338,494
a
Facebook, Inc., A ................................................... 1,881 638,393
a
Match Group, Inc. ................................................... 1,291 202,674
1,535,139
Internet & Direct Marketing Retail 0.1%
eBay, Inc. ......................................................... 3,121 217,440
Qurate Retail, Inc., A ................................................. 1,796 18,301
235,741
IT Services 4.0%
Accenture plc, A .................................................... 10,741 3,436,261
a
Akamai Technologies, Inc. ............................................. 893 93,399
Amdocs Ltd. ....................................................... 1,412 106,902
Automatic Data Processing, Inc. ........................................ 3,154 630,548
Cognizant Technology Solutions Corp., A .................................. 4,846 359,622
a
EPAM Systems, Inc. ................................................. 144 82,149
International Business Machines Corp. ................................... 4,301 597,538
Jack Henry & Associates, Inc. .......................................... 803 131,740
Mastercard , Inc., A .................................................. 1,715 596,271
Paychex, Inc. ...................................................... 3,657 411,230
Visa, Inc., A ........................................................ 7,380 1,643,895
8,089,555
Leisure Products 0.0%
†
Brunswick Corp. .................................................... 205 19,530

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Leisure Products (continued)
Polaris, Inc. ........................................................ 153 $ 18,308
37,838
Life Sciences Tools & Services 0.7%
a
Bio-Rad Laboratories, Inc., A ........................................... 91 67,881
a
Mettler -Toledo International, Inc. ........................................ 256 352,604
Thermo Fisher Scientific, Inc. .......................................... 1,317 752,442
a
Waters Corp. ...................................................... 370 132,201
1,305,128
Machinery 1.9%
Allison Transmission Holdings, Inc. ...................................... 964 34,048
Cummins, Inc. ...................................................... 1,605 360,419
Donaldson Co., Inc. ................................................. 6,830 392,110
Dover Corp. ....................................................... 6,944 1,079,792
Graco , Inc. ........................................................ 1,730 121,048
Illinois Tool Works, Inc. ............................................... 2,667 551,082
Lincoln Electric Holdings, Inc. .......................................... 328 42,243
PACCAR, Inc. ...................................................... 2,543 200,694
Pentair plc ........................................................ 11,000 798,930
Snap-on, Inc. ...................................................... 490 102,386
Toro Co. (The) ..................................................... 1,181 115,041
3,797,793
Media 0.5%
Comcast Corp., A ................................................... 10,782 603,037
Fox Corp., A ....................................................... 821 32,930
Interpublic Group of Cos., Inc. (The) ..................................... 3,592 131,719
Omnicom Group, Inc. ................................................ 2,265 164,122
931,808
Metals & Mining 0.3%
Newmont Corp. ..................................................... 4,415 239,734
Nucor Corp. ....................................................... 2,404 236,770
Reliance Steel & Aluminum Co. ......................................... 461 65,656
Southern Copper Corp. ............................................... 373 20,940
Steel Dynamics, Inc. ................................................. 1,806 105,615
668,715
Multiline Retail 1.4%
Dollar General Corp. ................................................. 2,495 529,290
Target Corp. ....................................................... 10,364 2,370,972
2,900,262
Multi-Utilities 0.7%
Ameren Corp. ...................................................... 2,023 163,863
Consolidated Edison, Inc. ............................................. 3,239 235,119
Dominion Energy, Inc. ................................................ 6,045 441,406
Public Service Enterprise Group, Inc. .................................... 5,137 312,843
WEC Energy Group, Inc. .............................................. 1,728 152,410
1,305,641
Oil, Gas & Consumable Fuels 0.7%
Cabot Oil & Gas Corp. ............................................... 3,457 75,224
Chevron Corp. ..................................................... 5,690 577,251
EOG Resources, Inc. ................................................ 4,530 363,623

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. ................................................... 5,600 $ 329,392
1,345,490
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................................... 304 18,656
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A ........................................ 2,017 604,959
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co. .............................................. 9,407 556,612
Eli Lilly & Co. ...................................................... 3,095 715,100
a
Jazz Pharmaceuticals plc ............................................. 158 20,573
Johnson & Johnson ................................................. 10,753 1,736,610
Merck & Co., Inc. ................................................... 8,543 641,665
Organon & Co. ..................................................... 771 25,281
Pfizer, Inc. ......................................................... 28,297 1,217,054
Zoetis, Inc. ........................................................ 2,582 501,269
5,414,164
Professional Services 0.1%
Booz Allen Hamilton Holding Corp. ...................................... 1,082 85,857
a
FTI Consulting, Inc. .................................................. 191 25,728
ManpowerGroup , Inc. ................................................ 140 15,159
Robert Half International, Inc. .......................................... 1,365 136,950
263,694
Road & Rail 1.0%
AMERCO ......................................................... 23 14,859
JB Hunt Transport Services, Inc. ........................................ 2,608 436,110
Landstar System, Inc. ................................................ 409 64,548
Norfolk Southern Corp. ............................................... 3,400 813,450
Old Dominion Freight Line, Inc. ......................................... 730 208,765
Schneider National, Inc., B ............................................ 328 7,459
Union Pacific Corp. .................................................. 2,751 539,223
2,084,414
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc. ................................................. 14,841 2,485,571
Applied Materials, Inc. ................................................ 4,476 576,195
Intel Corp. ......................................................... 10,823 576,649
KLA Corp. ......................................................... 1,642 549,265
Lam Research Corp. ................................................. 951 541,262
Monolithic Power Systems, Inc. ......................................... 252 122,139
NVIDIA Corp. ...................................................... 3,804 788,037
QUALCOMM, Inc. ................................................... 4,595 592,663
Skyworks Solutions, Inc. .............................................. 1,943 320,168
Teradyne, Inc. ...................................................... 696 75,982
Texas Instruments, Inc. ............................................... 15,257 2,932,548
Xilinx, Inc. ......................................................... 2,609 393,933
9,954,412
Software 4.7%
a
Adobe, Inc. ........................................................ 1,225 705,257
a
Aspen Technology, Inc. ............................................... 599 73,557
a
Fair Isaac Corp. .................................................... 153 60,883
a
Fortinet, Inc. ....................................................... 786 229,543
Intuit, Inc. ......................................................... 1,408 759,630

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
Microsoft Corp. ..................................................... 23,876 $ 6,731,122
Oracle Corp. ....................................................... 7,851 684,058
a
VMware, Inc., A ..................................................... 416 61,859
a
Zoom Video Communications, Inc., A .................................... 559 146,179
9,452,088
Specialty Retail 2.1%
a
AutoNation, Inc. .................................................... 136 16,559
a
AutoZone, Inc. ..................................................... 215 365,068
Best Buy Co., Inc. ................................................... 2,637 278,757
Dick's Sporting Goods, Inc. ............................................ 188 22,517
Foot Locker, Inc. .................................................... 1,250 57,075
Lowe's Cos., Inc. .................................................... 7,200 1,460,592
a
O'Reilly Automotive, Inc. .............................................. 772 471,738
Penske Automotive Group, Inc. ......................................... 86 8,652
Ross Stores, Inc. ................................................... 9,700 1,055,845
Tractor Supply Co. .................................................. 1,317 266,837
Williams-Sonoma, Inc. ............................................... 902 159,952
4,163,592
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. ........................................................ 4,961 701,982
Hewlett Packard Enterprise Co. ......................................... 3,366 47,965
HP, Inc. ........................................................... 16,336 446,953
NetApp, Inc. ....................................................... 2,445 219,463
Xerox Holdings Corp. ................................................ 886 17,871
1,434,234
Textiles, Apparel & Luxury Goods 0.8%
Carter's, Inc. ....................................................... 434 42,202
NIKE, Inc., B ....................................................... 10,700 1,553,961
1,596,163
Thrifts & Mortgage Finance 0.0%
†
New York Community Bancorp, Inc. ...................................... 1,157 14,891
Tobacco 0.6%
Altria Group, Inc. .................................................... 12,560 571,731
Philip Morris International, Inc. ......................................... 6,411 607,699
1,179,430
Trading Companies & Distributors 0.6%
Fastenal Co. ....................................................... 6,675 344,497
MSC Industrial Direct Co., Inc., A ........................................ 468 37,529
Watsco , Inc. ....................................................... 341 90,235
WW Grainger, Inc. ................................................... 2,048 804,987
1,277,248
Total Common Stocks (Cost $75,014,241) ......................................
127,531,797
a
Investments In Underlying Funds and Exchange Traded Funds
34.2%
Domestic Fixed Income 22.1%
b
Franklin Liberty U.S. Core Bond ETF ..................................... 1,105,450 27,967,885
b
Franklin Low Duration Total Return Fund, Class R6 .......................... 915,965 8,839,060

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2021, the Fund had the following total return swap contracts outstanding. See Note 3 .
See Abbreviations on page 167 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
(continued)
b
Franklin Strategic Income Fund, Class R6 ................................. 798,398 $ 7,592,762
44,399,707
Domestic Hybrid 8.7%
b
Franklin Income VIP Fund, Class 1 ...................................... 1,051,803 17,375,779
Foreign Equity 3.4%
iShares Core MSCI EAFE ETF ......................................... 91,662 6,805,903
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$69,153,359) ................................................................
68,581,389
Total Long Term Investments (Cost $144,167,600) ...............................
196,113,186
a
a a a a
Short Term Investments 2.4%
a
Money Market Funds 2.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 4,872,450 4,872,450
Total Money Market Funds (Cost $4,872,450) ...................................
4,872,450
Total Short Term Investments (Cost $4,872,450 ) .................................
4,872,450
a
Total Investments (Cost $149,040,050) 100.1% ..................................
$200,985,636
Other Assets, less Liabilities (0.1)% ...........................................
(215,765)
Net Assets 100.0% ...........................................................
$200,769,871
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. - Monthly BZWS 11/30/21 4,200,000 $ (57)
Total Return Swap Contracts .................................................................... $(57)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Templeton Developing Markets VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a Industry Shares a Value
a
Common Stocks 96.9%
Brazil 2.7%
a
Americanas SA .................. Internet & Direct Marketing Retail 261,429 $ 1,483,544
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 1,063,735 2,487,196
a
M Dias Branco SA ................ Food Products 106,200 643,979
Vale SA ........................ Metals & Mining 266,919 3,734,818
8,349,537
Cambodia 0.4%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,371,750 1,170,310
China 28.3%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,043,292 19,315,322
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,686,100 582,453
a
Baidu, Inc., ADR ................. Interactive Media & Services 12,214 1,877,902
a,c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 3,341,723
China Merchants Bank Co. Ltd., A .... Banks 464,411 3,618,406
China Merchants Bank Co. Ltd., H .... Banks 421,159 3,351,624
China Resources Cement Holdings Ltd. Construction Materials 3,360,915 3,230,487
China Resources Land Ltd. ......... Real Estate Management & Development 721,212 3,035,311
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 306,259 264,507
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 57,815 3,295,455
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 165,900 179,985
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 186,918 4,385,194
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 455,300 1,085,510
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 1,237,301 2,929,137
Longshine Technology Group Co. Ltd., A Software 519,857 2,074,879
NetEase , Inc., ADR ............... Entertainment 21,265 1,816,031
a
New Oriental Education & Technology
Group, Inc., ADR ............... Diversified Consumer Services 145,755 298,798
Ping An Bank Co. Ltd., A ........... Banks 802,600 2,221,161
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 217,358 1,624,732
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 109,352 747,895
a
Prosus NV ..................... Internet & Direct Marketing Retail 50,068 4,007,323
Tencent Holdings Ltd. ............. Interactive Media & Services 326,864 19,513,250
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 272,398 1,974,886
Uni -President China Holdings Ltd. .... Food Products 1,568,351 1,488,664
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 306,139 586,047
86,846,682
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 92,414 2,526,730
India 8.3%
ACC Ltd. ....................... Construction Materials 9,600 290,701
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 63,532 4,109,720
ICICI Bank Ltd. .................. Banks 1,579,654 14,855,065
Infosys Ltd. ..................... IT Services 253,135 5,679,745
Tata Consultancy Services Ltd. ...... IT Services 7,638 387,381
25,322,612

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Indonesia 0.8%
Astra International Tbk . PT ......... Automobiles 5,939,400 $ 2,267,709
Mexico 1.7%
d
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 840,830 4,817,956
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,928,900 490,504
5,308,460
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 1,013,500 648,107
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 49,450 1,104,219
1,104,219
Philippines 0.2%
BDO Unibank , Inc. ............... Banks 327,469 708,836
Russia 8.1%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 115,071 1,137,308
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,254 8,096,945
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 27,833 571,096
Sberbank of Russia PJSC, ADR ..... Banks 432,289 8,059,400
a
Yandex NV, A ................... Interactive Media & Services 88,921 7,086,115
24,950,864
South Africa 2.0%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 580,084 2,394,692
Naspers Ltd., N .................. Internet & Direct Marketing Retail 23,127 3,822,133
6,216,825
South Korea 21.9%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 75,091 2,676,793
KT Skylife Co. Ltd. ............... Media 92,351 770,649
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 20,491 835,694
LG Corp. ....................... Industrial Conglomerates 90,582 7,050,174
NAVER Corp. ................... Interactive Media & Services 36,182 11,737,138
POSCO ....................... Metals & Mining 13,480 3,710,973
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 531,534 32,944,586
Samsung Life Insurance Co. Ltd. ..... Insurance 74,406 4,563,544
Soulbrain Co. Ltd. ................ Chemicals 12,613 2,877,621
67,167,172
Taiwan 16.7%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,108,545 4,141,113
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 2,850 222,223
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 290,072 9,344,237
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,808,630 37,436,477
51,144,050
Thailand 1.4%
Kasikornbank PCL ............... Banks 718,893 2,817,012
Kiatnakin Phatra Bank PCL ......... Banks 549,194 889,183
Thai Beverage PCL ............... Beverages 1,450,900 696,801
4,402,996

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 167 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 1.5%
Unilever plc ..................... Personal Products 82,875 $ 4,486,218
United States 1.5%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 62,978 4,673,597
Total Common Stocks (Cost $190,933,208) .....................................
297,294,924
a
Preferred Stocks 3.1%
Brazil 3.1%
a
Banco Bradesco SA, ADR .......... Banks 1,173,778 4,495,570
e
Itau Unibanco Holding SA, ADR, 2.41% Banks 926,309 4,881,648
9,377,218
Total Preferred Stocks (Cost $11,768,016) ......................................
9,377,218
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $202,701,224) ...............................
306,672,142
Short Term Investments 0.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.5%
United States 0.5%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 1,464,071 1,464,071
Total Money Market Funds (Cost $1,464,071) ...................................
1,464,071
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 41,400 41,400
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$41,400) ....................................................................
41,400
a a a a a
Total Short Term Investments (Cost $1,505,471 ) .................................
1,505,471
a a a
Total Investments (Cost $204,206,695) 100.5% ..................................
$308,177,613
Other Assets, less Liabilities (0.5)% ...........................................
(1,535,261)
Net Assets 100.0% ...........................................................
$306,642,352
a a a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $1,824,038, representing 0.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
A portion or all of the security is on loan at September 30, 2021.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 9 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Templeton Foreign VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.5%
Aerospace & Defense 2.5%
BAE Systems plc ..................................... United Kingdom 2,629,361 $ 19,912,712
Dassault Aviation SA ................................... France 101,520 11,411,281
31,323,993
Airlines 0.9%
a
International Consolidated Airlines Group SA ................. United Kingdom 4,644,176 11,086,823
Auto Components 2.9%
a
Continental AG ....................................... Germany 111,315 12,083,684
Toyota Industries Corp. ................................. Japan 147,500 12,136,284
Valeo .............................................. France 422,358 11,786,597
a
Vitesco Technologies Group AG .......................... Germany 863 50,980
36,057,545
Automobiles 5.4%
Bayerische Motoren Werke AG ........................... Germany 205,138 19,482,967
Honda Motor Co. Ltd. .................................. Japan 823,600 25,320,604
Isuzu Motors Ltd. ..................................... Japan 1,765,500 22,969,543
67,773,114
Banks 9.4%
ING Groep NV ....................................... Netherlands 1,186,686 17,251,904
Kasikornbank PCL .................................... Thailand 1,860,000 7,288,487
b
KB Financial Group, Inc., ADR ........................... South Korea 568,206 26,370,441
Shinhan Financial Group Co. Ltd. ......................... South Korea 619,076 20,907,275
Standard Chartered plc ................................. United Kingdom 4,207,691 24,594,495
b
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 606,500 21,336,286
117,748,888
Beverages 0.7%
Kirin Holdings Co. Ltd. ................................. Japan 438,700 8,142,223
Biotechnology 0.3%
a
Galapagos NV ....................................... Belgium 62,230 3,264,825
Chemicals 1.4%
c
Covestro AG, 144A, Reg S .............................. Germany 256,597 17,486,532
Construction & Engineering 1.8%
Sinopec Engineering Group Co. Ltd., H ..................... China 11,734,000 5,946,550
b
Taisei Corp. ......................................... Japan 531,500 17,030,212
22,976,762
Diversified Financial Services 0.7%
EXOR NV ........................................... Netherlands 101,772 8,540,059
Electronic Equipment, Instruments & Components 0.6%
a
Landis+Gyr Group AG .................................. Switzerland 120,834 7,761,847
Energy Equipment & Services 2.0%
SBM Offshore NV ..................................... Netherlands 1,425,593 25,414,617
Food & Staples Retailing 1.4%
Sundrug Co. Ltd. ...................................... Japan 557,300 16,999,893
Health Care Providers & Services 2.1%
Fresenius Medical Care AG & Co. KGaA .................... Germany 265,350 18,611,990
Sinopharm Group Co. Ltd., H ............................ China 2,794,800 7,323,907
25,935,897

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.7%
Sony Group Corp. ..................................... Japan 189,200 $ 21,004,748
Industrial Conglomerates 5.7%
b
CK Hutchison Holdings Ltd. .............................. United Kingdom 3,664,000 24,442,864
Hitachi Ltd. .......................................... Japan 796,900 47,145,169
71,588,033
Insurance 3.3%
AIA Group Ltd. ....................................... Hong Kong 2,117,000 24,354,673
Prudential plc ........................................ United Kingdom 877,736 17,030,945
41,385,618
Interactive Media & Services 0.3%
a
Baidu, Inc., ADR ...................................... China 27,630 4,248,112
Internet & Direct Marketing Retail 3.5%
a
Alibaba Group Holding Ltd. .............................. China 1,383,700 25,617,575
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 251,484 18,373,639
43,991,214
IT Services 0.6%
a
Amadeus IT Group SA ................................. Spain 123,646 8,132,073
Machinery 1.1%
Komatsu Ltd. ........................................ Japan 594,400 14,234,944
Media 1.6%
a
Informa plc .......................................... United Kingdom 1,217,196 8,950,217
Nippon Television Holdings, Inc. .......................... Japan 338,900 3,826,936
TBS Holdings, Inc. .................................... Japan 441,700 6,749,257
19,526,410
Metals & Mining 5.0%
Alamos Gold, Inc., A ................................... Canada 1,135,752 8,177,414
ArcelorMittal SA ...................................... Luxembourg 459,986 14,080,775
Sumitomo Metal Mining Co. Ltd. .......................... Japan 554,300 20,043,816
Wheaton Precious Metals Corp. .......................... Brazil 544,400 20,489,397
62,791,402
Multi-Utilities 1.8%
E.ON SE ............................................ Germany 1,870,641 22,831,502
Oil, Gas & Consumable Fuels 7.6%
BP plc .............................................. United Kingdom 7,699,618 35,066,736
Cenovus Energy, Inc. .................................. Canada 912,844 9,201,577
Equinor ASA ......................................... Norway 600,604 15,274,984
Galp Energia SGPS SA, B .............................. Portugal 565,429 6,421,861
Royal Dutch Shell plc, B ................................ Netherlands 1,333,243 29,536,868
95,502,026
Pharmaceuticals 6.7%
AstraZeneca plc ...................................... United Kingdom 132,637 15,983,332
Bayer AG ........................................... Germany 552,576 29,990,046
Roche Holding AG .................................... Switzerland 54,982 20,070,009
Takeda Pharmaceutical Co. Ltd. .......................... Japan 563,094 18,572,405
84,615,792

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 1.0%
Adecco Group AG ..................................... Switzerland 251,642 $ 12,610,736
Real Estate Management & Development 2.7%
China Overseas Land & Investment Ltd. .................... China 4,264,000 9,649,845
CK Asset Holdings Ltd. ................................. Hong Kong 2,910,500 16,792,822
Swire Pacific Ltd., A ................................... Hong Kong 1,341,000 7,934,703
34,377,370
Semiconductors & Semiconductor Equipment 9.1%
Infineon Technologies AG ............................... Germany 590,665 24,156,098
NXP Semiconductors NV ............................... China 197,900 38,762,673
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 2,456,000 50,836,262
113,755,033
Technology Hardware, Storage & Peripherals 4.4%
Samsung Electronics Co. Ltd. ............................ South Korea 880,121 54,550,080
Thrifts & Mortgage Finance 2.4%
Housing Development Finance Corp. Ltd. ................... India 822,605 30,425,321
Tobacco 1.9%
Imperial Brands plc .................................... United Kingdom 1,122,761 23,481,782
Total Common Stocks (Cost $954,520,835) .....................................
1,159,565,214
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
Cenovus Energy, Inc., 1/01/26 ............................ Canada 75,750 447,259
Total Warrants (Cost $255,280) ................................................
447,259
Total Long Term Investments (Cost $954,776,115) ...............................
1,160,012,473
a
Short Term Investments 6.4%
a a
Country Shares
a
Value
a
Money Market Funds 6.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 75,823,228 75,823,228
Total Money Market Funds (Cost $75,823,228) ..................................
75,823,228

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 167 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,409,014 $ 4,409,013
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $4,409,013) ............................................................
4,409,013
Total Short Term Investments (Cost $80,232,241 ) ................................
80,232,241
a
Total Investments (Cost $1,035,008,356) 98.9% ..................................
$1,240,244,714
Other Assets, less Liabilities 1.1% .............................................
14,201,753
Net Assets 100.0% ...........................................................
$1,254,446,467
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $35,860,171, representing 2.9% of net assets.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Templeton Global Bond VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

0
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 51.2%
Argentina 1.9%
a
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 2,701,075,971 ARS $ 13,817,017
Index Linked, 1.3%, 9/20/22 ....... 23,305,394 ARS 118,036
Index Linked, 1.4%, 3/25/23 ....... 1,961,388,558 ARS 9,462,385
Index Linked, 1.45%, 8/13/23 ...... 116,759,904 ARS 559,475
Index Linked, 1.5%, 3/25/24 ....... 1,676,158,210 ARS 7,446,305
b
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.145%, (ARS
BADLAR + 2%), 4/03/22 ......... 24,036,000 ARS 128,452
Argentina Government Bond ,
18.2%, 10/03/21 ................ 820,823,000 ARS 4,238,600
16%, 10/17/23 ................. 884,455,900 ARS 2,691,505
15.5%, 10/17/26 ................ 1,668,306,000 ARS 3,292,063
41,753,838
Brazil 2.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 41,020,000 BRL 7,487,829
10%, 1/01/27 .................. 179,710,000 BRL 32,264,509
10%, 1/01/29 .................. 17,690,000 BRL 3,119,060
10%, 1/01/31 .................. 28,220,000 BRL 4,868,805
47,740,203
Colombia 3.5%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 362,000,000 COP 95,400
Senior Bond, 9.85%, 6/28/27 ...... 576,000,000 COP 177,362
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 17,524,600,000 COP 4,718,553
B, 10%, 7/24/24 ................ 67,868,000,000 COP 19,900,596
B, 6.25%, 11/26/25 .............. 32,036,000,000 COP 8,430,391
B, 7.5%, 8/26/26 ............... 102,403,700,000 COP 27,876,760
B, 5.75%, 11/03/27 .............. 22,036,000,000 COP 5,445,891
B, 6%, 4/28/28 ................. 29,113,600,000 COP 7,197,108
B, 7.75%, 9/18/30 .............. 8,450,000,000 COP 2,266,857
76,108,918
Ghana 1.7%
Ghana Government Bond ,
18.75%, 1/24/22 ................ 27,160,000 GHS 4,574,593
18.25%, 7/25/22 ................ 80,000 GHS 13,601
17.6%, 11/28/22 ................ 520,000 GHS 87,956
Senior Note, 18.5%, 1/02/23 ...... 70,000 GHS 11,943
20.75%, 1/16/23 ................ 120,000 GHS 20,972
Senior Note, 17.6%, 2/20/23 ...... 3,310,000 GHS 558,665
Senior Note, 17.25%, 7/31/23 ...... 210,000 GHS 34,931
19%, 9/18/23 .................. 150,000 GHS 25,533
18.85%, 9/28/23 ................ 3,100,000 GHS 527,816
19.25%, 11/27/23 ............... 1,350,000 GHS 230,743
19.25%, 12/18/23 ............... 110,000 GHS 18,803
Senior Note, 17.7%, 3/18/24 ...... 1,080,000 GHS 179,496
19.75%, 3/25/24 ................ 26,840,000 GHS 4,637,162
Senior Note, 18.3%, 3/02/26 ...... 690,000 GHS 112,230
19%, 11/02/26 ................. 80,510,000 GHS 13,246,401

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
19.75%, 3/15/32 ................ 80,510,000 GHS $ 13,584,623
37,865,468
India 4.5%
India Government Bond ,
8.2%, 2/15/22 ................. 500,000,000 INR 6,854,523
6.84%, 12/19/22 ................ 98,000,000 INR 1,364,759
7.16%, 5/20/23 ................ 133,700,000 INR 1,880,128
8.83%, 11/25/23 ................ 1,468,100,000 INR 21,509,833
Senior Note, 5.22%, 6/15/25 ...... 313,000,000 INR 4,207,797
8.2%, 9/24/25 ................. 297,100,000 INR 4,388,409
Senior Note, 5.15%, 11/09/25 ...... 2,459,900,000 INR 32,900,375
7.59%, 1/11/26 ................. 1,629,000,000 INR 23,586,128
7.27%, 4/08/26 ................ 214,000,000 INR 3,065,881
99,757,833
Indonesia 10.3%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 244,849,000,000 IDR 17,513,653
FR35, Senior Bond, 12.9%, 6/15/22 . 71,229,000,000 IDR 5,290,703
FR43, 10.25%, 7/15/22 .......... 147,832,000,000 IDR 10,885,003
FR63, 5.625%, 5/15/23 .......... 289,067,000,000 IDR 20,747,184
FR46, 9.5%, 7/15/23 ............ 226,780,000,000 IDR 17,322,670
FR39, 11.75%, 8/15/23 .......... 5,491,000,000 IDR 435,872
FR70, 8.375%, 3/15/24 .......... 53,132,000,000 IDR 4,054,737
FR44, 10%, 9/15/24 ............. 4,454,000,000 IDR 357,503
FR81, 6.5%, 6/15/25 ............ 599,166,000,000 IDR 44,019,078
FR40, 11%, 9/15/25 ............. 46,856,000,000 IDR 3,972,106
FR86, 5.5%, 4/15/26 ............ 1,421,313,000,000 IDR 100,492,415
225,090,924
Mexico 4.5%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/09/22 ............... 930,494,000 MXN 45,339,918
M, Senior Note, 6.75%, 3/09/23 .... 229,144,000 MXN 11,233,251
M, Senior Bond, 8%, 12/07/23 ..... 836,490,000 MXN 41,945,723
98,518,892
Norway 3.9%
c
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 315,007,000 NOK 36,733,050
144A, Reg S, 3%, 3/14/24 ........ 265,052,000 NOK 31,711,270
144A, Reg S, 1.75%, 3/13/25 ...... 89,312,000 NOK 10,383,829
144A, Reg S, 1.5%, 2/19/26 ....... 52,969,000 NOK 6,095,274
84,923,423
South Korea 18.3%
Korea Monetary Stabilization Bond ,
1.285%, 2/02/22 ................ 33,410,000,000 KRW 28,258,884
Senior Note, 0.87%, 2/02/23 ...... 59,850,000,000 KRW 50,248,546
Senior Note, 0.905%, 4/02/23 ...... 61,390,000,000 KRW 51,481,076
Korea Treasury Bond ,
1.25%, 12/10/22 ................ 77,860,000,000 KRW 65,728,138
3%, 3/10/23 ................... 3,919,000,000 KRW 3,387,872

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond, (continued)
2.25%, 9/10/23 ................ 88,312,000,000 KRW $ 75,716,899
0.875%, 12/10/23 ............... 22,287,000,000 KRW 18,554,874
1.875%, 3/10/24 ................ 33,811,000,000 KRW 28,762,664
1.375%, 9/10/24 ................ 75,881,910,000 KRW 63,568,453
3%, 9/10/24 ................... 18,500,000,000 KRW 16,224,111
401,931,517
Supranational 0.4%
d
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 200,000,000 MXN 9,842,315
Total Foreign Government and Agency Securities (Cost $1,378,897,593) ...........
1,123,533,331
U.S. Government and Agency Securities 20.5%
United States 20.5%
U.S. Treasury Notes ,
2.125%, 12/31/21 ............... 3,953,000 3,973,347
1.5%, 10/31/24 ................ 64,160,000 66,059,738
1.5%, 11/30/24 ................. 50,420,000 51,906,996
1.75%, 12/31/24 ................ 22,672,000 23,528,400
2%, 2/15/25 ................... 49,140,000 51,409,846
2.125%, 5/15/25 ................ 58,760,000 61,771,450
2.875%, 5/31/25 ................ 76,680,000 82,709,564
2.625%, 12/31/25 ............... 44,803,000 48,126,473
1.625%, 2/15/26 ................ 24,220,000 24,997,689
2.125%, 5/31/26 ................ 11,063,000 11,668,872
1.625%, 10/31/26 ............... 24,220,000 24,969,306
451,121,681
Total U.S. Government and Agency Securities (Cost $442,058,752) ................
451,121,681
Total Long Term Investments (Cost $1,820,956,345) .............................
1,574,655,012
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.5%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 22,983,000 AUD 13,732
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 9,453,000 359,372
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
115.55 JPY, Expires 7/18/22 ....... 1 27,912,000 214,798
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.37 MXN, Expires 12/31/21 . 1 66,622,000 1,022,914
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 42,504,000 826,852

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.60 MXN, Expires 12/28/21 . 1 20,707,000 $ 240,232
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 16,562,000 554,748
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 16,875,000 550,346
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 9,033,000 294,594
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 5,472,000 178,459
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 20,304,000 687,416
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 20,304,000 612,291
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 28,321,000 1,766
5,557,520
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 45,967,000 AUD 101,623
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
79.55 JPY, Expires 6/03/22 ....... 1 178,932,000 AUD 3,690,404
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.61 JPY, Expires 12/14/21 .. 1 40,680,000 AUD 740,866
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
108.65 JPY, Expires 7/18/22 ...... 1 41,892,000 572,706
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 31,355,000 260
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 8,281,000 21,326
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 9,700,000 53,252
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 2,736,000 27,848

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 8,437,000 $ 85,876
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 4,517,000 45,976
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 20.32 MXN, Expires 12/31/21 . 1 16,656,000 161,896
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 13,274,000 73,225
5,575,258
Total Options Purchased (Cost $15,817,518) ....................................
11,132,778
Short Term Investments 27.5%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 15.2%
Argentina 0.2%
a,e
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 2/28/22 ............ 225,681,153 ARS 1,129,951
Index Linked, 4/18/22 ............ 647,534,222 ARS 3,247,762
Index Linked, 6/30/22 ............ 70,617,345 ARS 386,966
4,764,679
Brazil 5.8%
e
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 71,110,000 BRL 10,539,943
7/01/24 ...................... 308,450,000 BRL 43,521,731
e
Brazil Notas do Tesouro Nacional ,
1/01/25 ...................... 549,700,000 BRL 73,606,178
127,667,852
Japan 4.6%
e
Japan Treasury Bills ,
10/25/21 ..................... 290,600,000 JPY 2,611,270
11/22/21 ..................... 4,069,650,000 JPY 36,572,345
12/06/21 ..................... 906,200,000 JPY 8,144,041
12/20/21 ..................... 4,837,300,000 JPY 43,475,073
2/10/22 ...................... 1,177,900,000 JPY 10,588,142
101,390,871
Singapore 4.6%
e
Singapore Treasury Bills ,
10/15/21 ..................... 45,410,000 SGD 33,439,689
11/12/21 ..................... 6,460,000 SGD 4,756,187

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore (continued)
e
Singapore Treasury Bills, (continued)
11/19/21 ..................... 83,640,000 SGD $ 61,576,850
99,772,726
Total Foreign Government and Agency Securities (Cost $351,366,815) ............
333,596,128
U.S. Government and Agency Securities 3.8%
United States 3.8%
e
U.S. Treasury Bills ,
11/04/21 ..................... 64,460,000 64,455,739
12/16/21 ..................... 19,265,000 19,263,739
83,719,478
Total U.S. Government and Agency Securities (Cost $83,721,498) .................
83,719,478
Industry Shares
Money Market Funds 8.5%
United States 8.5%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 187,465,714 187,465,714
Total Money Market Funds (Cost $187,465,714) .................................
187,465,714
a a a a a
Total Short Term Investments (Cost $622,554,027 ) ...............................
604,781,320
a a a
Total Investments (Cost $2,459,327,890) 99.7% ..................................
$2,190,569,110
Options Written (0.2)% .......................................................
(6,277,544)
Other Assets, less Liabilities 0.5% .............................................
11,940,011
Net Assets 100.0% ...........................................................
$2,196,231,577
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 22,983,000 AUD (220,608)
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
83.40 JPY, Expires 3/03/22 ....... 1 29,822,000 AUD (212,144)
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
111.25 JPY, Expires 7/18/22 ....... 1 41,892,000 (875,299)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 13,274,000 (340,161)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 14,168,000 (416,330)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 9,523,000 (175,156)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 9,700,000 $ (341,603)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.52 MXN, Expires 12/31/21 . 1 41,639,000 (236,093)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 28,336,000 (225,043)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.08 MXN, Expires 12/28/21 . 1 6,907,000 (24,096)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 9,441,000 (1,227)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 4,517,000 (35,724)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 3,596,000 (28,440)
(3,131,924)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 22,983,000 AUD (6,747)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
73.30 JPY, Expires 6/03/22 ....... 1 89,466,000 AUD (623,935)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 78.33 JPY, Expires 12/14/21 .. 1 61,082,000 AUD (379,248)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 9,453,000 (1,690)
Foreign Exchange USD/JPY,
Counterparty CITI, January Strike
Price 108.05 JPY, Expires 1/18/22 .. 1 13,980,000 (57,750)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 31,355,000 (10,721)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 9,700,000 (165,513)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 16,562,000 (567,517)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 16,875,000 (716,569)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 9,033,000 $ (383,571)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 5,472,000 (232,359)
(3,145,620)
Total Options Written (Premiums received $8,179,659) ...........................
$ (6,277,544)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
The coupon rate shown represents the rate at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $84,923,423, representing 3.9% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 9 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Mexican Peso ...... CITI Buy 492,586,500 23,959,476 10/01/21 $ — $ (100,267)
Mexican Peso ...... CITI Sell 492,586,500 24,572,808 10/01/21 713,598 —
Chilean Peso ...... GSCO Buy 1,757,352,262 2,279,789 10/04/21 — (114,495)
Chilean Peso ...... GSCO Sell 1,757,352,262 2,192,990 10/04/21 27,696 —
Chilean Peso ...... JPHQ Buy 2,963,390,000 4,018,210 10/04/21 — (366,917)
Chilean Peso ...... JPHQ Sell 2,963,390,000 3,755,405 10/04/21 104,111 —
Indian Rupee ...... JPHQ Buy 205,911,800 2,810,852 10/07/21 — (36,007)
Indian Rupee ...... CITI Buy 200,059,600 2,730,909 10/08/21 — (35,371)
Indian Rupee ...... JPHQ Buy 266,347,200 3,635,643 10/08/21 — (46,967)
Indian Rupee ...... CITI Buy 241,153,200 3,290,622 10/12/21 — (43,539)
Indian Rupee ...... HSBK Buy 241,380,400 3,212,922 10/12/21 37,220 —
Mexican Peso ...... CITI Buy 36,271,000 1,804,482 10/12/21 — (49,785)
Mexican Peso ...... CITI Sell 36,271,000 1,796,457 10/12/21 41,759 —
Chilean Peso ...... JPHQ Buy 6,650,900,000 8,595,670 10/13/21 — (406,490)
Euro ............. DBAB Sell 13,605,154 138,688,215 SEK 10/13/21 85,708 —
Chilean Peso ...... GSCO Buy 1,956,400,000 2,625,864 10/14/21 — (217,154)
Chinese Yuan ...... HSBK Buy 135,702,480 20,416,059 10/15/21 609,930 —
Euro ............. DBAB Sell 10,250,931 104,016,200 SEK 10/18/21 8,960 —
Euro ............. DBAB Sell 10,247,801 104,016,200 SEK 10/19/21 12,428 —
Euro ............. JPHQ Sell 19,692,104 198,445,700 NOK 10/19/21 — (116,498)
Singapore Dollar .... MSCO Buy 5,880,000 4,405,006 10/21/21 — (74,775)
Euro ............. HSBK Sell 25,253,939 3,185,910,659 JPY 10/25/21 — (634,500)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Singapore Dollar .... CITI Buy 4,670,000 3,515,243 10/26/21 $ — $ (76,131)
Chilean Peso ...... JPHQ Buy 6,390,810,000 8,088,434 10/29/21 — (229,098)
Mexican Peso ...... CITI Sell 492,586,500 24,467,837 11/01/21 710,627 —
Euro ............. BOFA Sell 5,729,854 8,949,000 CAD 11/02/21 422,776 —
Euro ............. HSBK Sell 43,904,762 65,353,672 CAD 11/03/21 698,582 —
Chilean Peso ...... GSCO Buy 2,813,452,262 3,635,299 11/04/21 — (176,956)
Chilean Peso ...... GSCO Buy 2,535,965,199 3,263,622 11/05/21 — (146,627)
Indian Rupee ...... CITI Buy 149,657,200 1,964,779 11/10/21 41,575 —
Australian Dollar .... MSCO Sell 34,166,000 25,087,752 11/16/21 393,188 —
Euro ............. DBAB Sell 25,089,752 255,476,400 SEK 11/17/21 112,217 —
Chinese Yuan ...... JPHQ Buy 94,285,000 14,452,333 11/22/21 111,764 —
Euro ............. GSCO Sell 1,230,811 1,508,685 11/22/21 81,599 —
Euro ............. JPHQ Sell 13,349,846 16,345,818 11/24/21 866,472 —
Chilean Peso ...... GSCO Buy 4,501,164,023 5,722,958 11/30/21 — (201,817)
Mexican Peso ...... CITI Sell 446,586,500 21,491,169 12/01/21 51,185 —
Chinese Yuan ...... CITI Buy 284,452,570 43,722,920 12/10/21 152,914 —
Chinese Yuan ...... JPHQ Buy 109,163,880 16,884,842 12/10/21 — (46,688)
Chinese Yuan ...... BOFA Buy 220,626,460 33,900,287 12/13/21 122,200 —
Chinese Yuan ...... JPHQ Buy 188,842,190 29,198,440 12/13/21 — (77,359)
Euro ............. DBAB Sell 27,506,859 277,376,415 SEK 12/13/21 — (195,941)
Chilean Peso ...... GSCO Buy 6,082,809,783 7,787,492 12/15/21 — (336,342)
Chinese Yuan ...... HSBK Buy 136,590,880 21,108,483 12/15/21 — (48,462)
Euro ............. DBAB Sell 5,351,314 54,526,200 SEK 12/15/21 26,287 —
Indian Rupee ...... HSBK Buy 242,055,750 3,281,222 12/15/21 — (48,113)
Mexican Peso ...... MSCO Sell 294,485,591 14,462,011 12/15/21 350,269 —
Euro ............. DBAB Sell 25,410,352 257,096,855 SEK 12/16/21 — (83,164)
Euro ............. JPHQ Sell 2,485,319 25,140,000 SEK 12/17/21 — (8,837)
Indian Rupee ...... JPHQ Buy 1,020,100,000 13,589,737 12/20/21 28,185 —
New Zealand Dollar . JPHQ Buy 34,910,000 24,903,433 12/20/21 — (825,570)
New Zealand Dollar . BOFA Buy 10,600,000 7,483,070 12/21/21 — (172,197)
New Zealand Dollar . CITI Buy 12,470,000 8,836,865 12/21/21 — (236,244)
New Zealand Dollar . JPHQ Buy 12,470,000 8,816,178 12/21/21 — (215,557)
Chilean Peso ...... GSCO Buy 3,567,150,000 4,821,132 12/23/21 — (454,756)
Chilean Peso ...... GSCO Buy 887,130,000 1,114,597 12/28/21 — (29,202)
Chinese Yuan ...... CITI Buy 125,329,450 19,093,457 1/12/22 186,651 —
Chilean Peso ...... JPHQ Buy 5,487,100,000 6,910,705 1/13/22 — (206,852)
Chilean Peso ...... GSCO Buy 1,757,352,262 2,174,941 1/14/22 — (28,087)
Euro ............. DBAB Sell 8,522,048 86,680,310 SEK 1/18/22 20,879 —
South Korean Won .. JPHQ Buy 8,539,200,000 7,434,442 1/19/22 — (234,188)
Euro ............. JPHQ Sell 19,918,309 202,667,400 NOK 1/21/22 30,113 —
South Korean Won .. CITI Buy 8,470,100,000 7,374,924 1/21/22 — (233,122)
Singapore Dollar .... MSCO Buy 4,660,000 3,430,304 1/24/22 773 —
South Korean Won .. JPHQ Buy 8,365,800,000 7,265,763 1/24/22 — (212,173)
Indian Rupee ...... JPHQ Buy 205,330,400 2,660,065 1/27/22 68,063 —
Euro ............. CITI Sell 4,743,210 7,054,790 CAD 2/03/22 59,326 —
Euro ............. HSBK Sell 17,629,932 26,134,788 CAD 2/03/22 151,829 —
Euro ............. CITI Sell 20,106,927 2,605,214,355 JPY 2/07/22 82,266 —
Australian Dollar .... CITI Sell 2,393,000 1,766,285 2/10/22 35,886 —
Japanese Yen ...... CITI Buy 194,150,000 1,765,880 2/10/22 — (19,041)
Chilean Peso ...... GSCO Buy 3,439,478,985 4,355,976 2/11/22 — (164,486)
Euro ............. JPHQ Sell 6,229,845 7,306,032 2/23/22 66,779 —
Euro ............. CITI Sell 15,587,141 2,003,275,010 JPY 2/24/22 — (86,763)
Euro ............. BOFA Sell 1,336,000 1,572,321 2/25/22 19,789 —
Euro ............. MSCO Sell 30,744,500 36,277,434 2/28/22 547,842 —
Chinese Yuan ...... BOFA Buy 184,017,140 28,136,317 3/09/22 48,690 —
Euro ............. DBAB Sell 6,514,861 66,742,600 NOK 3/15/22 47,069 —
Euro ............. DBAB Sell 8,516,074 86,680,005 SEK 3/16/22 20,115 —

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 167 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 19,374,354 198,445,700 NOK 3/16/22 $ 134,794 $ —
Australian Dollar .... CITI Sell 16,628,000 12,031,189 3/28/22 5,594 —
Euro ............. HSBK Sell 25,254,215 3,254,384,443 JPY 3/28/22 — (73,681)
Japanese Yen ...... CITI Buy 1,395,020,320 12,719,584 3/28/22 — (163,271)
Euro ............. CITI Sell 67,857,227 8,860,050,290 JPY 3/31/22 839,953 —
Euro ............. JPHQ Sell 22,498,409 230,077,650 NOK 4/01/22 99,334 —
Euro ............. HSBK Sell 17,594,593 26,135,009 CAD 5/03/22 148,869 —
Chilean Peso ...... GSCO Buy 3,292,433,571 4,150,929 5/11/22 — (170,748)
Euro ............. DBAB Sell 5,386,204 54,462,600 SEK 6/15/22 — (36,943)
Euro ............. DBAB Sell 6,540,211 66,595,700 NOK 6/15/22 — (29,046)
Euro ............. DBAB Sell 2,971,000 30,252,800 NOK 6/16/22 — (13,279)
Euro ............. DBAB Sell 9,278,905 95,003,000 NOK 6/20/22 15,718 —
Euro ............. CITI Sell 32,632,111 335,990,000 NOK 6/21/22 268,123 —
Total Forward Exchange Contracts ................................................... $8,709,705 $(7,523,506)
Net unrealized appreciation (depreciation) ............................................ $1,186,199
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2021
Templeton Growth VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.4%
Aerospace & Defense 2.4%
BAE Systems plc ..................................... United Kingdom 691,283 $ 5,235,234
a
Rolls-Royce Holdings plc ............................... United Kingdom 3,330,655 6,220,027
11,455,261
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 23,711 4,317,773
Airlines 2.3%
a
International Consolidated Airlines Group SA ................. United Kingdom 2,020,764 4,824,075
a
Southwest Airlines Co. ................................. United States 116,795 6,006,767
10,830,842
Auto Components 3.0%
BorgWarner, Inc. ...................................... United States 110,195 4,761,526
a
Continental AG ....................................... Germany 48,060 5,217,103
Lear Corp. .......................................... United States 26,540 4,152,979
a
Vitesco Technologies Group AG .......................... Germany 2,112 124,763
14,256,371
Automobiles 1.8%
Honda Motor Co. Ltd. .................................. Japan 190,406 5,853,806
b
Isuzu Motors Ltd. ..................................... Japan 212,400 2,763,371
8,617,177
Beverages 3.0%
Anheuser-Busch InBev SA/NV ........................... Belgium 155,239 8,804,374
Pernod Ricard SA ..................................... France 24,491 5,399,131
14,203,505
Chemicals 4.6%
Albemarle Corp. ...................................... United States 36,409 7,972,479
DuPont de Nemours, Inc. ............................... United States 127,255 8,652,067
Umicore SA ......................................... Belgium 94,680 5,600,991
22,225,537
Consumer Finance 1.5%
American Express Co. ................................. United States 42,666 7,147,835
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc. ............................ United States 74,117 4,003,059
Electric Utilities 1.3%
Southern Co. (The) .................................... United States 103,243 6,397,969
Electrical Equipment 1.1%
Mitsubishi Electric Corp. ................................ Japan 395,100 5,490,940
Electronic Equipment, Instruments & Components 0.2%
Kyocera Corp. ........................................ Japan 17,158 1,072,569
Entertainment 3.0%
Nexon Co. Ltd. ....................................... Japan 223,431 3,586,190
a
Walt Disney Co. (The) .................................. United States 63,435 10,731,299
14,317,489
Food & Staples Retailing 1.9%
Sysco Corp. ......................................... United States 113,739 8,928,512
Food Products 1.3%
Danone SA .......................................... France 90,048 6,139,023

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 3.8%
Medtronic plc ........................................ United States 72,715 $ 9,114,825
Zimmer Biomet Holdings, Inc. ............................ United States 60,472 8,850,682
17,965,507
Health Care Providers & Services 4.4%
Fresenius Medical Care AG & Co. KGaA .................... Germany 88,871 6,233,526
HCA Healthcare, Inc. ................................... United States 17,132 4,158,279
a
Laboratory Corp. of America Holdings ...................... United States 15,320 4,311,661
UnitedHealth Group, Inc. ................................ United States 15,618 6,102,577
20,806,043
Hotels, Restaurants & Leisure 8.3%
a
Booking Holdings, Inc. ................................. United States 4,250 10,088,948
a
Compass Group plc ................................... United Kingdom 330,755 6,763,575
a
Hyatt Hotels Corp., A ................................... United States 48,595 3,746,674
a
InterContinental Hotels Group plc ......................... United Kingdom 88,277 5,635,995
Starbucks Corp. ...................................... United States 39,480 4,355,039
a
Whitbread plc ........................................ United Kingdom 93,514 4,157,456
Yum China Holdings, Inc. ............................... China 86,821 5,045,168
39,792,855
Household Durables 4.0%
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 549,920 3,291,575
Panasonic Corp. ...................................... Japan 556,475 6,897,730
Sony Group Corp. ..................................... Japan 81,299 9,025,714
19,215,019
Industrial Conglomerates 2.1%
Honeywell International, Inc. ............................. United States 19,760 4,194,653
Siemens AG ......................................... Germany 34,970 5,719,133
9,913,786
Insurance 1.9%
AIA Group Ltd. ....................................... Hong Kong 769,445 8,851,952
Internet & Direct Marketing Retail 0.1%
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 6,390 466,859
IT Services 4.4%
a
DXC Technology Co. ................................... United States 215,338 7,237,510
Fujitsu Ltd. .......................................... Japan 39,314 7,104,459
Visa, Inc., A .......................................... United States 30,748 6,849,117
21,191,086
Machinery 4.8%
Komatsu Ltd. ........................................ Japan 307,700 7,368,930
Makita Corp. ......................................... Japan 73,448 4,038,365
Stanley Black & Decker, Inc. ............................. United States 19,713 3,455,886
Westinghouse Air Brake Technologies Corp. ................. United States 92,690 7,990,805
22,853,986
Media 1.3%
Comcast Corp., A ..................................... United States 114,348 6,395,484
Metals & Mining 2.6%
ArcelorMittal SA ...................................... Luxembourg 133,230 4,078,345
Freeport-McMoRan, Inc. ................................ United States 119,704 3,893,971
Wheaton Precious Metals Corp. .......................... Brazil 120,754 4,544,777
12,517,093

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multiline Retail 1.8%
a
Dollar Tree, Inc. ...................................... United States 87,887 $ 8,412,544
Multi-Utilities 2.0%
E.ON SE ............................................ Germany 778,368 9,500,118
Oil, Gas & Consumable Fuels 4.7%
BP plc .............................................. United Kingdom 1,355,750 6,174,556
Equinor ASA ......................................... Norway 250,011 6,358,456
Marathon Petroleum Corp. .............................. United States 159,959 9,887,066
22,420,078
Personal Products 1.5%
Unilever plc .......................................... United Kingdom 135,206 7,305,032
Pharmaceuticals 4.7%
AstraZeneca plc ...................................... United Kingdom 47,732 5,751,912
Johnson & Johnson ................................... United States 46,499 7,509,589
Roche Holding AG .................................... Switzerland 25,360 9,257,128
22,518,629
Semiconductors & Semiconductor Equipment 2.4%
Infineon Technologies AG ............................... Germany 132,824 5,432,029
NXP Semiconductors NV ............................... China 31,497 6,169,318
11,601,347
Specialty Retail 4.0%
Nitori Holdings Co. Ltd. ................................. Japan 21,823 4,300,701
Ross Stores, Inc. ..................................... United States 66,763 7,267,153
TJX Cos., Inc. (The) ................................... United States 114,833 7,576,681
19,144,535
Technology Hardware, Storage & Peripherals 2.5%
Samsung Electronics Co. Ltd. ............................ South Korea 195,785 12,134,794
Textiles, Apparel & Luxury Goods 1.7%
adidas AG ........................................... Germany 13,495 4,240,709
Burberry Group plc .................................... United Kingdom 166,604 4,054,132
8,294,841
Wireless Telecommunication Services 1.3%
a
T-Mobile US, Inc. ..................................... United States 47,490 6,067,322
Total Common Stocks (Cost $349,598,993) .....................................
446,772,772
Short Term Investments 4.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
d
FFCB, 10/01/21 ...................................... United States 600,000 600,000
Total U.S. Government and Agency Securities (Cost $600,000) ....................
600,000
a a a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 167 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.5%
Royal Bank of Canada, 0.04%, 10/01/21 .................... Canada 21,400,000 $ 21,400,000
Total Time Deposits (Cost $21,400,000) ........................................
21,400,000
Total Short Term Investments (Cost $22,000,000 ) ................................
22,000,000
a
Total Investments (Cost $371,598,993) 98.0% ...................................
$468,772,772
Other Assets, less Liabilities 2.0% .............................................
9,559,980
Net Assets 100.0% ...........................................................
$478,332,752
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the value of this security was $466,859, representing 0.1% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the
Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
Certain or all Funds invest primarily in other funds of the Trust (Underlying Funds) and/or exchange traded funds (ETFs).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At September 30, 2021, Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Global Discovery VIP Fund- $852,375
Franklin Mutual Shares VIP Fund- $2,800,657
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate/
equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded and OTC option contracts primarily to manage and/or gain exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Allocation VIP Fund – Futures and swaps
Franklin Income VIP Fund - Options
Franklin Mutual Global Discovery VIP Fund - Futures and forwards
Franklin Mutual Shares VIP Fund - Futures and forwards
Franklin Strategic Income VIP Fund - Futures, forwards, options, swaps and VRI.
Franklin VolSmart Allocation VIP Fund - Futures and swaps
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Templeton Global Bond VIP Fund – Options and forwards
4. Mortgage Dollar Rolls
Franklin Strategic Income VIP Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets.
These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At September 30, 2021, Templeton Developing Markets VIP
Fund had 8.1% of its net assets invested in Russia. The remaining Funds in the Trust did not have a significant investment in
Russia.
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At September 30, 2021, Templeton Global Bond VIP Fund had 2.2% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
7. Restricted Securities
At September 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group BVBA .. 4/13/06 - 12/26/08 $ 281,629 $ 16,953
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $16,953
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,149,241 $ 69,179
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — 71,336
609,467 Windstream Holdings, Inc. ..................... 9/21/20 4,827,676 11,289,712
34,368 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 436,130 636,630
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $6,413,047 $12,066,857
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
33,619
a
Alkami Technology, Inc. ....................... 9/24/20 $ 537,895 $ 818,841
92,392 Allbirds , Inc., E .............................. 9/22/20 1,068,276 1,104,491
7,082 Blaize , Inc. Ltd., 2/28/24 ....................... 3/01/21 — —
141,632 Blaize , Inc., D .............................. 3/02/21 - 3/22/21 1,478,997 1,478,992
8,626 Databricks , Inc., G ........................... 2/01/21 1,529,975 1,901,622
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 4,478,312
129,178
b
Marqeta , Inc. ............................... 8/20/20 1,077,009 2,783,500
48,915 Newsela , Inc., D ............................. 1/21/21 1,034,807 1,024,188
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 1,947,980
Total Restricted Securities (Value is 2.6% of Net Assets) .............. $10,011,940 $15,537,926
5. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
8. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the FT Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such FT Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in FT Underlying Funds for the nine months ended September 30, 2021, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309 K2016470219 South Africa Ltd., A ............... 2/01/17 $ 114,768 $ —
1,472,041 K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,861 $—
†
Rounds to less than 0.1% of net assets.
a
The Fund also invests in unrestricted securities of the issuer, valued at $466,600 as of September 30, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $491,064 as of September 30, 2021.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Income Fund, Class R6 $15,594,859 $4,138,736 $(20,664,426) $1,750,536 $(819,705) $—
a
$218,735
Franklin Income VIP Fund, Class
1 ..................... — 21,443,624 (4,144,000) 44,601 31,554 17,375,779 1,051,803 951,401
Franklin Liberty U.S. Core Bond
ETF ................... 26,945,614 3,996,383 (2,000,602) (93,824) (879,686) 27,967,885 1,105,450 489,545
Franklin Low Duration Total
Return Fund, Class R6 ...... 6,591,183 4,246,834 (1,960,000) (4,045) (34,912) 8,839,060 915,965 147,329
Franklin Strategic Income Fund,
Class R6 ............... 6,368,172 4,232,538 (2,975,000) (20,120) (12,828) 7,592,762 798,398 232,539
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 3,563,810 23,958,787 (22,650,147) — — 4,872,450 4,872,450 269
Total Affiliated Securities ... $59,063,638 $62,016,902 $(54,394,175) $1,677,148 $(1,715,577) $66,647,936 $2,039,818
a
As of September 30, 2021, no longer held by the fund.
7. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $24,011,384 $86,130,026 $(95,336,843) $— $— $14,804,567 14,804,567 $1,412
Templeton Global Bond VIP
Fund, Class 1 ............ $7,821,152 $— $(400,000) $(115,461) $(207,609) $7,098,082 511,021 $—
Total Affiliated Securities ... $31,832,536 $86,130,026 $(95,736,843) $(115,461) $(207,609) $21,902,649 $1,412
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $3,334,677 $30,227,122 $(32,078,348) $— $— $1,483,451 1,483,451 $164
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $466,550 $13,661,751 $(12,858,326) $ — $ — $1,269,975 1,269,975 $36
Total Affiliated Securities ... $3,801,227 $43,888,873 $(44,936,674) $— $— $2,753,426 $200
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $114,000 $9,422,000 $(8,857,000) $ — $ — $679,000 679,000 $33
Total Affiliated Securities ... $114,000 $9,422,000 $(8,857,000) $— $— $679,000 $33
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $129,156,296 $1,571,655,851 $(1,604,992,602) $— $— $95,819,545 95,819,545 $5,000

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $8,117,000 $272,009,000 $(272,864,000) $ — $ — $7,262,000 7,262,000 $558
Total Affiliated Securities ... $137,273,296 $1,843,664,851 $(1,877,856,602) $— $— $103,081,545 $5,558
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $14,000 $17,922,000 $(15,726,000) $ — $— $2,210,000 2,210,000 $98
Total Affiliated Securities ... $14,000 $17,922,000 $(15,726,000) $— $— $2,210,000 $98
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $18,135,871 $104,227,081 $(104,351,423) $— $— $18,011,529 18,011,529 $1,039
Total Affiliated Securities ... $18,135,871 $104,227,081 $(104,351,423) $— $— $18,011,529 $1,039
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $21,360,711 $240,973,520 $(246,480,809) $— $— $15,853,422 15,853,422 $1,056
Total Affiliated Securities ... $21,360,711 $240,973,520 $(246,480,809) $— $— $15,853,422 $1,056
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $12,671,175 $125,817,682 $(121,446,133) $— $— $17,042,724 17,042,724 $1,146
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $8,418,420 $112,360,544 $(108,601,414) $ — $ — $12,177,550 12,177,550 $504
Total Affiliated Securities ... $21,089,595 $238,178,226 $(230,047,547) $— $— $29,220,274 $1,650
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $8,481,652 $20,556,871 $— $— $(1,230,897) $27,807,626 3,420,372 $597,744
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $12,853,316 $85,197,335 $(86,931,909) $— $— $11,118,742 11,118,742 $619
Total Non-Controlled Affiliates $21,334,968 $105,754,206 $(86,931,909) $ — $ (1,230,897) $38,926,368 $ 598,363
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $5,547,000 $(5,547,000) $ — $ — $—
a
— $13
Total Affiliated Securities ... $21,334,968 $111,301,206 $(92,478,909) $— $(1,230,897) $38,926,368 $598,376
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $1,250,033 $35,731,794 $(35,517,756) $— $— $1,464,071 1,464,071 $85
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $518,425 $2,944,088 $(3,421,113) $ — $ — $41,400 41,400 $7
Total Affiliated Securities ... $1,768,458 $38,675,882 $(38,938,869) $— $— $1,505,471 $92
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $120,292,539 $133,710,271 $(178,179,582) $— $— $75,823,228 75,823,228 $4,231
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $179,517,521 $(175,108,507) $ — $ — $4,409,013 4,409,014 $548
Total Affiliated Securities ... $120,292,539 $313,227,792 $(353,288,089) $— $— $80,232,241 $4,779
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $221,215,254 $900,465,844 $(934,215,384) $— $— $187,465,714 187,465,714 $12,152
Total Affiliated Securities ... $221,215,254 $900,465,844 $(934,215,384) $— $— $187,465,714 $12,152
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $51,879,817 $(51,879,817) $ — $ — $—
a
— $88
Total Affiliated Securities ... $— $51,879,817 $(51,879,817) $— $— $— $88
a
As of September 30, 2021, no longer held by the fund.
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,019,330 $ 2,942,750 $ — $ 9,962,080
Air Freight & Logistics ................... 2,296,764 1,969,817 — 4,266,581
Airlines .............................. 95,403 414,892 — 510,295
Auto Components ...................... 423,323 1,357,125 — 1,780,448
Automobiles .......................... 85,601 4,328,269 — 4,413,870
Banks ............................... 5,102,397 9,948,991 — 15,051,388
Beverages ........................... 4,369,686 1,050,289 — 5,419,975
Biotechnology ......................... 5,928,822 2,848,975 — 8,777,797
Building Products ...................... 3,196,373 1,981,174 — 5,177,547
Capital Markets ........................ 10,426,288 5,318,795 — 15,745,083
Chemicals ........................... 10,255,806 7,272,853 — 17,528,659
Commercial Services & Supplies ........... 1,953,905 122,423 — 2,076,328
Communications Equipment .............. 980,866 — — 980,866
Construction & Engineering ............... 28,569 825,376 — 853,945
Construction Materials .................. 509,453 81,762 — 591,215
Consumer Finance ..................... 973,411 — — 973,411
Containers & Packaging ................. 416,859 — — 416,859
Distributors ........................... 345,412 — — 345,412
Diversified Consumer Services ............ 463,159 — — 463,159
Diversified Financial Services ............. 738,303 1,358,243 — 2,096,546
Diversified Telecommunication Services ..... 2,019,541 1,746,990 — 3,766,531
Electric Utilities ........................ 2,009,678 — — 2,009,678
Electrical Equipment .................... 2,429,068 635,120 — 3,064,188
Electronic Equipment, Instruments &
Components .......................... 2,553,949 238,748 — 2,792,697
Energy Equipment & Services ............. 99,733 1,025,455 — 1,125,188
Entertainment ......................... 2,079,058 1,832,143 — 3,911,201
Equity Real Estate Investment Trusts (REITs) . 4,758,530 676,631 — 5,435,161
Food & Staples Retailing ................. 3,973,519 937,502 — 4,911,021
Food Products ........................ 1,956,687 790,703 — 2,747,390
Gas Utilities .......................... 95,849 660,025 — 755,874
Health Care Equipment & Supplies ......... 16,596,810 5,688,279 — 22,285,089
Health Care Providers & Services .......... 4,891,219 1,004,910 — 5,896,129
Health Care Technology ................. 1,452,946 — — 1,452,946
Hotels, Restaurants & Leisure ............. 3,280,285 — — 3,280,285
Household Durables .................... 806,862 2,271,376 — 3,078,238
Household Products .................... 3,006,144 — — 3,006,144
Industrial Conglomerates ................ 4,732,138 3,481,644 — 8,213,782
Insurance ............................ 1,096,972 2,136,329 — 3,233,301
Interactive Media & Services .............. 17,446,317 545,593 — 17,991,910
Internet & Direct Marketing Retail .......... 7,556,974 2,729,846 — 10,286,820
IT Services ........................... 17,451,870 4,635,453 — 22,087,323
Leisure Products ....................... 25,997 — — 25,997
Life Sciences Tools & Services ............ 8,117,875 1,116,764 — 9,234,639
Machinery ............................ 7,933,847 2,381,367 — 10,315,214
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Marine .............................. $ — $ 358,192 $ — $ 358,192
Media ............................... 2,049,740 3,012,938 — 5,062,678
Metals & Mining ....................... 2,256,111 3,225,572 — 5,481,683
Multiline Retail ........................ 2,925,770 836,282 — 3,762,052
Multi-Utilities .......................... 1,627,393 1,077,522 — 2,704,915
Oil, Gas & Consumable Fuels ............. 4,387,209 5,205,964 — 9,593,173
Paper & Forest Products ................. 12,458 204,069 — 216,527
Personal Products ..................... 663,745 1,980,654 — 2,644,399
Pharmaceuticals ....................... 11,081,676 6,850,473 — 17,932,149
Professional Services ................... 3,959,737 3,101,503 — 7,061,240
Real Estate Management & Development .... 665,358 2,350,225 — 3,015,583
Road & Rail .......................... 4,521,025 213,498 — 4,734,523
Semiconductors & Semiconductor Equipment . 20,410,388 3,237,922 — 23,648,310
Software ............................. 36,199,328 3,298,124 — 39,497,452
Specialty Retail ........................ 7,288,181 512,891 — 7,801,072
Technology Hardware, Storage & Peripherals . 11,669,969 1,774,427 — 13,444,396
Textiles, Apparel & Luxury Goods .......... 2,327,630 262,622 — 2,590,252
Thrifts & Mortgage Finance ............... 10,425 933,540 — 943,965
Tobacco ............................. 2,286,457 940,370 — 3,226,827
Trading Companies & Distributors .......... 1,934,414 2,157,131 — 4,091,545
Water Utilities ......................... 459,620 — — 459,620
Wireless Telecommunication Services ....... — 671,632 — 671,632
Management Investment Companies ......... 21,757,259 — — 21,757,259
Preferred Stocks :
Automobiles .......................... — 208,444 — 208,444
Chemicals ........................... 154,548 — — 154,548
Health Care Equipment & Supplies ......... — 243,174 — 243,174
Corporate Bonds ........................ — 76,889,222 — 76,889,222
Foreign Government and Agency Securities .... — 6,852,908 — 6,852,908
U.S. Government and Agency Securities ....... — 135,170,318 — 135,170,318
Asset-Backed Securities .................. — 2,716,907 — 2,716,907
Commercial Mortgage-Backed Securities ...... — 250,527 — 250,527
Mortgage-Backed Securities ................ — 30,656,320 — 30,656,320
Municipal Bonds ......................... — 4,799,913 — 4,799,913
Short Term Investments ................... 14,804,567 — — 14,804,567
Total Investments in Securities ........... $325,434,606 $376,349,896
a
$— $701,784,502
Other Financial Instruments:
Futures contracts ........................ $ 287,633 $ — $ — $ 287,633
Swap contracts ......................... — 1,576 — 1,576
Total Other Financial Instruments ......... $287,633 $1,576 $— $289,209
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 1,002,081 $ — $ — $ 1,002,081
Swap contracts .......................... — 2,141 — 2,141
Total Other Financial Instruments ......... $1,002,081 $2,141 $— $1,004,222
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 883,780 — — 883,780
Automobiles .......................... 3,018,168 — — 3,018,168
Banks ............................... 639,117 — — 639,117
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Biotechnology ......................... $ 3,063,648 $ 601,923 $ — $ 3,665,571
Capital Markets ........................ 3,981,748 — — 3,981,748
Diversified Consumer Services ............ 437,360 — — 437,360
Electric Utilities ........................ 1,142,466 — — 1,142,466
Electronic Equipment, Instruments &
Components .......................... 1,469,734 679,836 — 2,149,570
Entertainment ......................... 7,081,799 — — 7,081,799
Equity Real Estate Investment Trusts (REITs) . 1,450,284 — — 1,450,284
Health Care Equipment & Supplies ......... 12,065,501 — — 12,065,501
Health Care Providers & Services .......... 1,078,550 — — 1,078,550
Health Care Technology ................. 3,249,865 — — 3,249,865
Hotels, Restaurants & Leisure ............. 1,331,701 — — 1,331,701
Industrial Conglomerates ................ 594,245 — — 594,245
Interactive Media & Services .............. 13,884,833 2,075,693 — 15,960,526
Internet & Direct Marketing Retail .......... 16,307,532 691,385 — 16,998,917
IT Services ........................... 22,464,250 4,035,427 — 26,499,677
Life Sciences Tools & Services ............ 9,068,315 2,982,637 — 12,050,952
Media ............................... 1,513,926 — — 1,513,926
Pharmaceuticals ....................... 1,940,447 — — 1,940,447
Professional Services ................... 840,806 — — 840,806
Semiconductors & Semiconductor Equipment . 16,113,984 — — 16,113,984
Software ............................. 40,983,936 — — 40,983,936
Specialty Retail ........................ 1,289,988 — — 1,289,988
Technology Hardware, Storage & Peripherals . 1,494,240 — — 1,494,240
Short Term Investments ................... 2,753,426 — — 2,753,426
Total Investments in Securities ........... $170,143,649 $11,066,901
b
$— $181,210,550
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... 1,180,296 — — 1,180,296
Equity Real Estate Investment Trusts (REITs) . 90,767,973 23,471,539 — 114,239,512
Real Estate Management & Development .... 7,779,671 18,796,559 — 26,576,230
Short Term Investments ................... — 833,561 — 833,561
Total Investments in Securities ........... $99,727,940 $43,101,659
c
$— $142,829,599
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 2,622,652 — — 2,622,652
Air Freight & Logistics ................... 1,802,790 — — 1,802,790
Banks ............................... 7,508,049 — — 7,508,049
Beverages ........................... 2,548,486 — — 2,548,486
Capital Markets ........................ 6,170,809 — — 6,170,809
Chemicals ........................... 2,135,031 564,762 — 2,699,793
Commercial Services & Supplies ........... 1,171,786 — — 1,171,786
Communications Equipment .............. 426,459 — — 426,459
Diversified Telecommunication Services ..... 646,753 — — 646,753
Electric Utilities ........................ 4,187,070 — — 4,187,070
Electrical Equipment .................... 1,613,286 — — 1,613,286
Equity Real Estate Investment Trusts (REITs) . 901,109 — — 901,109
Food & Staples Retailing ................. 873,913 — — 873,913
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Food Products ........................ $ 438,677 $ — $ — $ 438,677
Health Care Equipment & Supplies ......... 2,010,614 — — 2,010,614
Health Care Providers & Services .......... 1,876,104 — — 1,876,104
Hotels, Restaurants & Leisure ............. 1,156,122 — — 1,156,122
Household Products .................... 1,735,617 — — 1,735,617
Insurance ............................ 406,558 — — 406,558
IT Services ........................... 991,950 — — 991,950
Life Sciences Tools & Services ............ 685,596 — — 685,596
Machinery ............................ 1,305,798 — — 1,305,798
Media ............................... 1,314,914 — — 1,314,914
Multiline Retail ........................ 1,766,104 — — 1,766,104
Oil, Gas & Consumable Fuels ............. 3,738,395 — — 3,738,395
Pharmaceuticals ....................... 3,053,798 — — 3,053,798
Road & Rail .......................... 959,393 — — 959,393
Semiconductors & Semiconductor Equipment . 1,355,069 — — 1,355,069
Software ............................. 1,560,677 — — 1,560,677
Specialty Retail ........................ 2,073,652 — — 2,073,652
Technology Hardware, Storage & Peripherals . 392,662 — — 392,662
Equity-Linked Securities ................... — 6,496,210 — 6,496,210
Convertible Preferred Stocks ............... 4,837,120 — — 4,837,120
Short Term Investments ................... 679,000 598,023 — 1,277,023
Total Investments in Securities ........... $64,946,013 $7,658,995
d
$— $72,605,008
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Aerospace & Defense ................... 53,851,000 — — 53,851,000
Air Freight & Logistics ................... 28,717,170 — — 28,717,170
Banks ............................... 128,042,250 31,758,707 — 159,800,957
Beverages ........................... 128,025,000 — — 128,025,000
Biotechnology ......................... 68,820,500 — — 68,820,500
Capital Markets ........................ 25,933,115 — — 25,933,115
Chemicals ........................... 8,963,850 17,056,576 — 26,020,426
Diversified Telecommunication Services ..... 74,649,043 — — 74,649,043
Electric Utilities ........................ 196,365,450 — — 196,365,450
Energy Equipment & Services ............. 13,769,000 — — 13,769,000
Health Care Providers & Services .......... 19,851,900 — — 19,851,900
Household Products .................... 50,328,000 — — 50,328,000
Industrial Conglomerates ................ 31,842,000 — — 31,842,000
Insurance ............................ 18,519,000 — — 18,519,000
IT Services ........................... 27,741,403 — — 27,741,403
Machinery ............................ 22,456,000 — — 22,456,000
Media ............................... 11,186,000 — — 11,186,000
Metals & Mining ....................... 10,023,000 — — 10,023,000
Multi-Utilities .......................... 97,311,797 — — 97,311,797
Oil, Gas & Consumable Fuels ............. 184,702,470 — — 184,702,470
Personal Products ..................... — 16,239,702 — 16,239,702
Pharmaceuticals ....................... 216,243,582 — — 216,243,582
Road & Rail .......................... 20,875,065 — — 20,875,065
Semiconductors & Semiconductor Equipment . 34,417,850 — — 34,417,850
Specialty Retail ........................ 10,504,320 — — 10,504,320
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Tobacco ............................. $ 40,560,641 $ — $ — $ 40,560,641
Equity-Linked Securities ................... — 556,143,066 — 556,143,066
Convertible Preferred Stocks:
Capital Markets ........................ 6,715,850 — — 6,715,850
Electric Utilities ........................ 64,304,022 — — 64,304,022
Multi-Utilities .......................... 37,101,750 — — 37,101,750
Semiconductors & Semiconductor Equipment . 38,300,250 — — 38,300,250
Thrifts & Mortgage Finance ............... — 3,871,250 — 3,871,250
Convertible Bonds ....................... — 4,455,359 — 4,455,359
Corporate Bonds ........................ — 860,741,173 — 860,741,173
Index-Linked Notes ...................... — 38,988,422 — 38,988,422
U.S. Government and Agency Securities ....... — 176,402,735 — 176,402,735
Asset-Backed Securities .................. — 10,397,741 — 10,397,741
Mortgage-Backed Securities ................ — 2,510,732 — 2,510,732
Escrows and Litigation Trusts ............... — 10,162,150 — 10,162,150
Short Term Investments ................... 103,081,545 1,816,676 — 104,898,221
Total Investments in Securities ........... $1,773,202,823 $1,730,544,289
e
$— $3,503,747,112
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... 991,842 — — 991,842
Automobiles .......................... 1,383,656 — — 1,383,656
Beverages ........................... 1,685,620 — — 1,685,620
Biotechnology ......................... 1,877,322 — — 1,877,322
Capital Markets ........................ 6,559,140 — — 6,559,140
Chemicals ........................... 1,726,498 — — 1,726,498
Commercial Services & Supplies ........... 489,725 — — 489,725
Consumer Finance ..................... 518,355 — — 518,355
Electric Utilities ........................ 611,278 — — 611,278
Entertainment ......................... 1,664,670 — — 1,664,670
Equity Real Estate Investment Trusts (REITs) . 3,844,800 — — 3,844,800
Food Products ........................ 1,015,407 — — 1,015,407
Health Care Equipment & Supplies ......... 11,414,114 — — 11,414,114
Health Care Providers & Services .......... 2,859,901 — — 2,859,901
Health Care Technology ................. 2,480,279 — — 2,480,279
Hotels, Restaurants & Leisure ............. 2,377,181 — — 2,377,181
Industrial Conglomerates ................ 2,179,990 — — 2,179,990
Interactive Media & Services .............. 5,864,308 — — 5,864,308
Internet & Direct Marketing Retail .......... 10,571,259 — — 10,571,259
IT Services ........................... 17,264,556 — — 17,264,556
Life Sciences Tools & Services ............ 926,734 1,172,525 — 2,099,259
Machinery ............................ 476,656 — — 476,656
Media ............................... 881,634 — — 881,634
Pharmaceuticals ....................... 1,614,681 — — 1,614,681
Professional Services ................... 3,557,723 — — 3,557,723
Road & Rail .......................... 1,159,595 — — 1,159,595
Semiconductors & Semiconductor Equipment . 7,255,491 — — 7,255,491
Software ............................. 28,455,968 — — 28,455,968
Specialty Retail ........................ 432,080 — — 432,080
Technology Hardware, Storage & Peripherals . 5,676,839 — — 5,676,839
Textiles, Apparel & Luxury Goods .......... 1,438,842 — — 1,438,842
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ 677,767 $ — $ — $ 677,767
Warrants .............................. 25,915 — — 25,915
Short Term Investments ................... 2,210,000 1,053,015 — 3,263,015
Total Investments in Securities ........... $132,169,826 $2,225,540
f
$— $134,395,366
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 14,934,349 — 14,934,349
Auto Components ...................... — 8,191,707 16,953 8,208,660
Automobiles .......................... 7,784,107 — — 7,784,107
Banks ............................... 20,507,073 25,243,344 — 45,750,417
Beverages ........................... — 5,747,257 — 5,747,257
Building Products ...................... 8,315,427 — — 8,315,427
Capital Markets ........................ — 7,248,613 — 7,248,613
Chemicals ........................... — 16,052,615 — 16,052,615
Construction Materials .................. — 7,355,726 — 7,355,726
Diversified Financial Services ............. 9,892,999 — — 9,892,999
Diversified Telecommunication Services ..... 2,871,502 12,996,985 — 15,868,487
Entertainment ......................... 7,599,455 — — 7,599,455
Food Products ........................ 7,128,352 — — 7,128,352
Gas Utilities .......................... 3,446,563 — — 3,446,563
Health Care Equipment & Supplies ......... 9,061,131 — — 9,061,131
Health Care Providers & Services .......... 24,006,274 — — 24,006,274
Hotels, Restaurants & Leisure ............. — 8,165,867 — 8,165,867
Household Products .................... — 6,542,945 — 6,542,945
Industrial Conglomerates ................ 8,049,837 — — 8,049,837
Insurance ............................ 31,869,669 18,196,273 — 50,065,942
IT Services ........................... 18,461,913 7,036,406 — 25,498,319
Media ............................... 13,886,210 — — 13,886,210
Oil, Gas & Consumable Fuels ............. 29,068,680 13,508,404 — 42,577,084
Pharmaceuticals ....................... 32,261,601 15,852,340 — 48,113,941
Road & Rail .......................... 2,679,336 — — 2,679,336
Semiconductors & Semiconductor Equipment . 5,828,214 9,253,917 — 15,082,131
Software ............................. 19,497,619 — — 19,497,619
Technology Hardware, Storage & Peripherals . 7,210,041 11,034,623 — 18,244,664
Textiles, Apparel & Luxury Goods .......... — 6,138,555 — 6,138,555
Tobacco ............................. 5,953,287 10,166,338 — 16,119,625
Warrants .............................. 77,815 — — 77,815
Convertible Bonds ....................... — 339,971 — 339,971
Corporate Bonds ........................ — 5,353,921 — 5,353,921
Senior Floating Rate Interests ............... — 437,892 — 437,892
Companies in Liquidation .................. — — —
g
—
Short Term Investments ................... 3,899,634 1,000,000 — 4,899,634
Total Investments in Securities ........... $279,356,739 $210,798,048
h
$16,953 $490,171,740
Other Financial Instruments:
Forward exchange contracts ............... — 963,615 — 963,615
Futures contracts ........................ 520,470 — — 520,470
Total Other Financial Instruments ......... $520,470 $963,615 $— $1,484,085
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 6,845,320 $ — $ — $ 6,845,320
Forward exchange contracts ................ — 18,687 — 18,687
Total Other Financial Instruments ......... $6,845,320 $18,687 $— $6,864,007
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 40,782,767 31,305,657 — 72,088,424
Auto Components ...................... — — 69,179 69,179
Automobiles .......................... 46,442,307 — — 46,442,307
Banks ............................... 190,259,075 73,583,634 — 263,842,709
Building Products ...................... 61,277,242 — — 61,277,242
Chemicals ........................... 35,931,669 — — 35,931,669
Containers & Packaging ................. 33,541,878 — — 33,541,878
Diversified Financial Services ............. 41,500,254 — — 41,500,254
Diversified Telecommunication Services ..... 14,150,129 — 11,289,712 25,439,841
Electric Utilities ........................ 52,165,896 — — 52,165,896
Electrical Equipment .................... 59,205,508 — — 59,205,508
Entertainment ......................... 42,287,087 — — 42,287,087
Equity Real Estate Investment Trusts (REITs) . 54,314,281 — — 54,314,281
Food Products ........................ 97,764,343 — — 97,764,343
Health Care Equipment & Supplies ......... 54,591,826 — — 54,591,826
Health Care Providers & Services .......... 140,443,079 — — 140,443,079
Household Durables .................... 61,546,202 — — 61,546,202
Industrial Conglomerates ................ 47,372,370 — — 47,372,370
Insurance ............................ 224,840,118 — — 224,840,118
IT Services ........................... 145,468,187 — — 145,468,187
Media ............................... 138,970,257 — — 138,970,257
Oil, Gas & Consumable Fuels ............. 68,864,137 57,264,808 — 126,128,945
Pharmaceuticals ....................... 202,367,411 77,084,920 — 279,452,331
Professional Services ................... 31,510,150 — — 31,510,150
Road & Rail .......................... 28,119,496 — — 28,119,496
Semiconductors & Semiconductor Equipment . 39,544,281 — — 39,544,281
Software ............................. 99,326,665 — — 99,326,665
Specialty Retail ........................ 39,611,968 — 71,336 39,683,304
Technology Hardware, Storage & Peripherals . 48,849,102 47,191,357 — 96,040,459
Textiles, Apparel & Luxury Goods .......... 40,045,756 — — 40,045,756
Tobacco ............................. 36,872,019 41,956,533 — 78,828,552
Wireless Telecommunication Services ....... 48,598,626 — — 48,598,626
Warrants :
Diversified Telecommunication Services ..... — — 636,630 636,630
Software ............................. 145,626 — — 145,626
Corporate Bonds ........................ — 27,768,597 — 27,768,597
Senior Floating Rate Interests ............... — 24,217,749 — 24,217,749
Asset-Backed Securities .................. — 2,093,604 — 2,093,604
Companies in Liquidation .................. — — —
g
—
Short Term Investments ................... 15,998,256 5,600,000 — 21,598,256
Total Investments in Securities ........... $2,282,707,968 $388,066,859
i
$12,066,857 $2,682,841,684
Other Financial Instruments:
Forward exchange contracts ............... — 3,687,332 — 3,687,332
Futures contracts ........................ 492,747 — — 492,747
Total Other Financial Instruments ......... $492,747 $3,687,332 $— $4,180,079
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 46,444,841 $ — $ — $ 46,444,841
Forward exchange contracts ................ — 301,345 — 301,345
Total Other Financial Instruments ......... $46,444,841 $301,345 $— $46,746,186
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
j
Common Stocks ........................ 1,642,633,300 — — 1,642,633,300
Short Term Investments ................... 18,011,529 — — 18,011,529
Total Investments in Securities ........... $1,660,644,829 $— $— $1,660,644,829
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... 20,631,990 — — 20,631,990
Banks ............................... 129,701,894 — — 129,701,894
Biotechnology ......................... 829,088 — — 829,088
Building Products ...................... 57,334,915 — — 57,334,915
Chemicals ........................... 91,461,731 — — 91,461,731
Communications Equipment .............. 26,377,205 — — 26,377,205
Construction & Engineering ............... 60,149,334 — — 60,149,334
Construction Materials .................. 31,528,366 — — 31,528,366
Electric Utilities ........................ 10,230,898 — — 10,230,898
Electrical Equipment .................... 14,069,419 — — 14,069,419
Electronic Equipment, Instruments &
Components .......................... 49,606,304 — — 49,606,304
Energy Equipment & Services ............. 34,732,844 — — 34,732,844
Equity Real Estate Investment Trusts (REITs) . 38,555,553 — — 38,555,553
Food & Staples Retailing ................. 7,409,147 — — 7,409,147
Food Products ........................ — 24,166,258 — 24,166,258
Gas Utilities .......................... 1,848,737 — — 1,848,737
Health Care Equipment & Supplies ......... 31,202,568 — — 31,202,568
Hotels, Restaurants & Leisure ............. 104,045,376 — — 104,045,376
Household Durables .................... 3,173,740 — — 3,173,740
Insurance ............................ 128,407,656 — — 128,407,656
IT Services ........................... 20,742,782 — — 20,742,782
Leisure Products ....................... 20,523,159 — — 20,523,159
Machinery ............................ 155,042,266 — — 155,042,266
Metals & Mining ....................... 4,894,592 — — 4,894,592
Multi-Utilities .......................... 19,534,991 — — 19,534,991
Oil, Gas & Consumable Fuels ............. 50,373,022 — — 50,373,022
Pharmaceuticals ....................... 1,473,993 — — 1,473,993
Professional Services ................... 13,868,129 — — 13,868,129
Software ............................. 32,167,181 17,571,638 — 49,738,819
Specialty Retail ........................ 32,341,450 23,271,923 — 55,613,373
Textiles, Apparel & Luxury Goods .......... 6,376,902 — — 6,376,902
Thrifts & Mortgage Finance ............... 4,830,543 — — 4,830,543
Trading Companies & Distributors .......... 37,003,044 — — 37,003,044
Short Term Investments ................... 15,853,422 — — 15,853,422
Total Investments in Securities ........... $1,256,322,241 $65,009,819
k
$— $1,321,332,060
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 6,820,302 $ — $ — $ 6,820,302
Airlines .............................. 3,481,811 — — 3,481,811
Automobiles .......................... 2,026,999 — — 2,026,999
Banks ............................... 3,622,528 — — 3,622,528
Biotechnology ......................... 20,841,392 — — 20,841,392
Building Products ...................... 3,297,615 — — 3,297,615
Capital Markets ........................ 25,386,878 — — 25,386,878
Commercial Services & Supplies ........... 9,819,246 — — 9,819,246
Communications Equipment .............. 2,508,572 — — 2,508,572
Consumer Finance ..................... 661,398 — — 661,398
Containers & Packaging ................. 8,480,949 — — 8,480,949
Electrical Equipment .................... 5,763,184 — — 5,763,184
Electronic Equipment, Instruments &
Components .......................... 10,628,677 — — 10,628,677
Entertainment ......................... 13,072,324 — — 13,072,324
Equity Real Estate Investment Trusts (REITs) . 12,777,727 — — 12,777,727
Food & Staples Retailing ................. 674,882 — — 674,882
Food Products ........................ 4,892,332 — — 4,892,332
Health Care Equipment & Supplies ......... 42,428,682 — — 42,428,682
Health Care Providers & Services .......... 6,943,200 — — 6,943,200
Health Care Technology ................. 13,616,955 — — 13,616,955
Hotels, Restaurants & Leisure ............. 29,820,861 — — 29,820,861
Household Durables .................... 4,707,787 — — 4,707,787
Interactive Media & Services .............. 15,115,982 — — 15,115,982
Internet & Direct Marketing Retail .......... 7,811,217 — — 7,811,217
IT Services ........................... 37,028,715 — 2,783,500 39,812,215
Leisure Products ....................... 1,319,626 — 4,478,312 5,797,938
Life Sciences Tools & Services ............ 27,587,564 — — 27,587,564
Machinery ............................ 11,100,687 — — 11,100,687
Personal Products ..................... 3,776,100 — — 3,776,100
Pharmaceuticals ....................... 3,006,580 — — 3,006,580
Professional Services ................... 26,779,264 — — 26,779,264
Road & Rail .......................... 6,992,211 — — 6,992,211
Semiconductors & Semiconductor Equipment . 34,769,801 — — 34,769,801
Software ............................. 110,013,329 — 818,841 110,832,170
Specialty Retail ........................ 30,100,183 — — 30,100,183
Textiles, Apparel & Luxury Goods .......... 15,041,263 — — 15,041,263
Trading Companies & Distributors .......... 7,003,477 — — 7,003,477
Convertible Preferred Stocks ............... — — 7,457,273 7,457,273
Warrants :
Biotechnology ......................... 83,598 — — 83,598
Software ............................. — — —
g
—
Short Term Investments ................... 29,220,274 — — 29,220,274
Total Investments in Securities ........... $599,024,172 $— $15,537,926 $614,562,098
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. 271,328 — — 271,328
Machinery ............................ — 586,411 — 586,411
Media ............................... 266,147 — 3,304 269,451
Multiline Retail ........................ — — —
g
—
Oil, Gas & Consumable Fuels ............. 2,293 — 1,710 4,003
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Specialty Retail ........................ $ 5 $ — $ — $ 5
Management Investment Companies ......... 30,798,926 — — 30,798,926
Warrants :
Oil, Gas & Consumable Fuels ............. — — 570 570
Paper & Forest Products ................. 3,034 — — 3,034
Convertible Bonds ....................... — 21,370 — 21,370
Corporate Bonds :
Aerospace & Defense ................... — 2,267,327 — 2,267,327
Air Freight & Logistics ................... — 1,025,966 — 1,025,966
Airlines .............................. — 2,870,074 — 2,870,074
Auto Components ...................... — 5,981,995 — 5,981,995
Automobiles .......................... — 1,171,308 — 1,171,308
Banks ............................... — 10,241,592 — 10,241,592
Beverages ........................... — 2,861,730 — 2,861,730
Biotechnology ......................... — 754,709 — 754,709
Building Products ...................... — 1,722,480 — 1,722,480
Capital Markets ........................ — 2,517,007 — 2,517,007
Chemicals ........................... — 13,113,782 — 13,113,782
Commercial Services & Supplies ........... — 3,582,105 — 3,582,105
Communications Equipment .............. — 1,308,982 — 1,308,982
Construction & Engineering ............... — 971,307 — 971,307
Consumer Finance ..................... — 300,750 — 300,750
Containers & Packaging ................. — 6,621,238 — 6,621,238
Diversified Financial Services ............. — 720,230 — 720,230
Diversified Telecommunication Services ..... — 4,306,309 — 4,306,309
Electric Utilities ........................ — 7,371,652 — 7,371,652
Electrical Equipment .................... — 1,019,200 — 1,019,200
Electronic Equipment, Instruments &
Components .......................... — 1,852,169 — 1,852,169
Energy Equipment & Services ............. — 1,660,347 — 1,660,347
Entertainment ......................... — 2,159,463 — 2,159,463
Equity Real Estate Investment Trusts (REITs) . — 7,725,145 — 7,725,145
Food & Staples Retailing ................. — 761,250 — 761,250
Food Products ........................ — 6,940,046 — 6,940,046
Gas Utilities .......................... — 307,277 — 307,277
Health Care Equipment & Supplies ......... — 500,000 — 500,000
Health Care Providers & Services .......... — 8,505,847 — 8,505,847
Hotels, Restaurants & Leisure ............. — 12,247,685 — 12,247,685
Household Durables .................... — 3,063,230 — 3,063,230
Household Products .................... — 3,012,186 — 3,012,186
Independent Power and Renewable Electricity
Producers ............................ — 7,127,577 — 7,127,577
Insurance ............................ — 1,092,593 — 1,092,593
Interactive Media & Services .............. — 2,065,970 — 2,065,970
Internet & Direct Marketing Retail .......... — 2,289,948 — 2,289,948
IT Services ........................... — 4,158,229 — 4,158,229
Machinery ............................ — 3,515,279 — 3,515,279
Marine .............................. — 1,268,826 — 1,268,826
Media ............................... — 9,201,731 — 9,201,731
Metals & Mining ....................... — 5,488,214 — 5,488,214
Mortgage Real Estate Investment Trusts
(REITs) .............................. — 97,131 — 97,131
Multiline Retail ........................ — — —
g
—
Oil, Gas & Consumable Fuels ............. — 21,634,130 — 21,634,130
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Paper & Forest Products ................. $ — $ 1,106,750 $ — $ 1,106,750
Personal Products ..................... — 1,401,762 — 1,401,762
Pharmaceuticals ....................... — 6,474,072 — 6,474,072
Real Estate Management & Development .... — 3,397,676 — 3,397,676
Road & Rail .......................... — 4,013,913 — 4,013,913
Semiconductors & Semiconductor Equipment . — 103,464 — 103,464
Software ............................. — 1,301,768 — 1,301,768
Specialty Retail ........................ — 4,264,131 — 4,264,131
Technology Hardware, Storage & Peripherals . — 201,782 — 201,782
Thrifts & Mortgage Finance ............... — 2,061,252 — 2,061,252
Tobacco ............................. — 1,270,504 — 1,270,504
Trading Companies & Distributors .......... — 2,801,670 — 2,801,670
Wireless Telecommunication Services ....... — 3,429,090 — 3,429,090
Senior Floating Rate Interests ............... — 6,663,105 — 6,663,105
Marketplace Loans ...................... — — 1,909,151 1,909,151
Loan Participations and Assignments ......... — 1,536,294 — 1,536,294
Foreign Government and Agency Securities .... — 56,349,519 — 56,349,519
U.S. Government and Agency Securities ....... — 10,537,919 — 10,537,919
Asset-Backed Securities .................. — 26,210,805 — 26,210,805
Commercial Mortgage-Backed Securities ...... — 808,064 — 808,064
Mortgage-Backed Securities ................ — 5,558,540 — 5,558,540
Municipal Bonds ......................... — 3,296,660 — 3,296,660
Residential Mortgage-Backed Securities ...... — 33,083,186 — 33,083,186
Escrows and Litigation Trusts ............... — 8,201 —
g
8,201
Options purchased ....................... — 63,097 — 63,097
Short Term Investments ................... 11,118,742 — — 11,118,742
Total Investments in Securities ........... $42,460,475 $353,955,021 $1,914,735 $398,330,231
Other Financial Instruments:
Forward exchange contracts ............... — 135,187 — 135,187
Futures contracts ........................ 482,920 — — 482,920
Swap contracts ......................... — 262,679 — 262,679
Total Other Financial Instruments ......... $482,920 $397,866 $— $880,786
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 59,287 $ — $ 59,287
Forward exchange contracts ................ — 73,734 — 73,734
Futures contracts ........................ 21,375 — — 21,375
Swap contracts .......................... — 76,054 — 76,054
Total Other Financial Instruments ......... $21,375 $209,075 $— $230,450
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
j
Corporate Bonds ........................ — 15,678,979 — 15,678,979
Foreign Government and Agency Securities .... — 13,209,923 — 13,209,923
U.S. Government and Agency Securities ....... — 110,849,785 — 110,849,785
Mortgage-Backed Securities ................ — 620,290,575 — 620,290,575
Short Term Investments ................... — 36,378,672 — 36,378,672
Total Investments in Securities ........... $— $796,407,934 $— $796,407,934
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
j
Common Stocks ........................ $ 127,531,797 $ — $ — $ 127,531,797
Management Investment Companies ......... 68,581,389 — — 68,581,389
Short Term Investments ................... 4,872,450 — — 4,872,450
Total Investments in Securities ........... $200,985,636 $— $— $200,985,636
Liabilities:
Other Financial Instruments:
Swap contracts .......................... — 57 — 57
..............................................................
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 8,349,537 $ — $ — $ 8,349,537
Cambodia ............................ — 1,170,310 — 1,170,310
China ............................... 10,348,582 73,156,377 3,341,723 86,846,682
Hungary ............................. 2,526,730 — — 2,526,730
India ................................ — 25,322,612 — 25,322,612
Indonesia ............................ — 2,267,709 — 2,267,709
Mexico .............................. 5,308,460 — — 5,308,460
Pakistan ............................. 648,107 — — 648,107
Peru ................................ 1,104,219 — — 1,104,219
Philippines ........................... — 708,836 — 708,836
Russia .............................. 7,086,115 17,864,749 — 24,950,864
South Africa .......................... 2,394,692 3,822,133 — 6,216,825
South Korea .......................... — 67,167,172 — 67,167,172
Taiwan .............................. — 51,144,050 — 51,144,050
Thailand ............................. — 4,402,996 — 4,402,996
United Kingdom ....................... — 4,486,218 — 4,486,218
United States ......................... 4,673,597 — — 4,673,597
Preferred Stocks ........................ 9,377,218 — — 9,377,218
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 1,505,471 — — 1,505,471
Total Investments in Securities ........... $53,322,728 $251,513,162
l
$3,341,723 $308,177,613
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 31,323,993 $ — $ 31,323,993
Airlines .............................. — 11,086,823 — 11,086,823
Auto Components ...................... 50,980 36,006,565 — 36,057,545
Automobiles .......................... — 67,773,114 — 67,773,114
Banks ............................... 26,370,441 91,378,447 — 117,748,888
Beverages ........................... — 8,142,223 — 8,142,223
Biotechnology ......................... — 3,264,825 — 3,264,825
Chemicals ........................... — 17,486,532 — 17,486,532
Construction & Engineering ............... — 22,976,762 — 22,976,762
Diversified Financial Services ............. — 8,540,059 — 8,540,059
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components .......................... $ — $ 7,761,847 $ — $ 7,761,847
Energy Equipment & Services ............. — 25,414,617 — 25,414,617
Food & Staples Retailing ................. — 16,999,893 — 16,999,893
Health Care Providers & Services .......... — 25,935,897 — 25,935,897
Household Durables .................... — 21,004,748 — 21,004,748
Industrial Conglomerates ................ — 71,588,033 — 71,588,033
Insurance ............................ — 41,385,618 — 41,385,618
Interactive Media & Services .............. 4,248,112 — — 4,248,112
Internet & Direct Marketing Retail .......... — 43,991,214 — 43,991,214
IT Services ........................... — 8,132,073 — 8,132,073
Machinery ............................ — 14,234,944 — 14,234,944
Media ............................... — 19,526,410 — 19,526,410
Metals & Mining ....................... 28,666,811 34,124,591 — 62,791,402
Multi-Utilities .......................... — 22,831,502 — 22,831,502
Oil, Gas & Consumable Fuels ............. 9,201,577 86,300,449 — 95,502,026
Pharmaceuticals ....................... — 84,615,792 — 84,615,792
Professional Services ................... — 12,610,736 — 12,610,736
Real Estate Management & Development .... — 34,377,370 — 34,377,370
Semiconductors & Semiconductor Equipment . 38,762,673 74,992,360 — 113,755,033
Technology Hardware, Storage & Peripherals . — 54,550,080 — 54,550,080
Thrifts & Mortgage Finance ............... — 30,425,321 — 30,425,321
Tobacco ............................. — 23,481,782 — 23,481,782
Warrants .............................. 447,259 — — 447,259
Short Term Investments ................... 80,232,241 — — 80,232,241
Total Investments in Securities ........... $187,980,094 $1,052,264,620
m
$— $1,240,244,714
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
j
Foreign Government and Agency Securities .... $ — $ 1,123,533,331 $ — $ 1,123,533,331
U.S. Government and Agency Securities ....... — 451,121,681 — 451,121,681
Options purchased ....................... — 11,132,778 — 11,132,778
Short Term Investments ................... 271,185,192 333,596,128 — 604,781,320
Total Investments in Securities ........... $271,185,192 $1,919,383,918 $— $2,190,569,110
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 8,709,705 $ — $ 8,709,705
Restricted Currency (ARS) ................. — 486,630 — 486,630
Total Other Financial Instruments ......... $— $9,196,335 $— $9,196,335
Receivables:
Interest (ARS) ........................... $— $1,342,507 $— $1,342,507
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 6,277,544 $ — $ 6,277,544
Forward exchange contracts ................ — 7,523,506 — 7,523,506
Total Other Financial Instruments ......... $— $13,801,050 $— $13,801,050
Payables:
Deferred Tax (ARS) ....................... $— $1,573 $— $1,573
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 11,455,261 $ — $ 11,455,261
Air Freight & Logistics ................... 4,317,773 — — 4,317,773
Airlines .............................. 6,006,767 4,824,075 — 10,830,842
Auto Components ...................... 9,039,268 5,217,103 — 14,256,371
Automobiles .......................... — 8,617,177 — 8,617,177
Beverages ........................... — 14,203,505 — 14,203,505
Chemicals ........................... 16,624,546 5,600,991 — 22,225,537
Consumer Finance ..................... 7,147,835 — — 7,147,835
Diversified Telecommunication Services ..... 4,003,059 — — 4,003,059
Electric Utilities ........................ 6,397,969 — — 6,397,969
Electrical Equipment .................... — 5,490,940 — 5,490,940
Electronic Equipment, Instruments &
Components .......................... — 1,072,569 — 1,072,569
Entertainment ......................... 10,731,299 3,586,190 — 14,317,489
Food & Staples Retailing ................. 8,928,512 — — 8,928,512
Food Products ........................ — 6,139,023 — 6,139,023
Health Care Equipment & Supplies ......... 17,965,507 — — 17,965,507
Health Care Providers & Services .......... 14,572,517 6,233,526 — 20,806,043
Hotels, Restaurants & Leisure ............. 23,235,829 16,557,026 — 39,792,855
Household Durables .................... — 19,215,019 — 19,215,019
Industrial Conglomerates ................ 4,194,653 5,719,133 — 9,913,786
Insurance ............................ — 8,851,952 — 8,851,952
Internet & Direct Marketing Retail .......... — 466,859 — 466,859
IT Services ........................... 14,086,627 7,104,459 — 21,191,086
Machinery ............................ 11,446,691 11,407,295 — 22,853,986
Media ............................... 6,395,484 — — 6,395,484
Metals & Mining ....................... 8,438,748 4,078,345 — 12,517,093
Multiline Retail ........................ 8,412,544 — — 8,412,544
Multi-Utilities .......................... — 9,500,118 — 9,500,118
Oil, Gas & Consumable Fuels ............. 9,887,066 12,533,012 — 22,420,078
Personal Products ..................... 7,305,032 — — 7,305,032
Pharmaceuticals ....................... 7,509,589 15,009,040 — 22,518,629
Semiconductors & Semiconductor Equipment . 6,169,318 5,432,029 — 11,601,347
Specialty Retail ........................ 14,843,834 4,300,701 — 19,144,535
Technology Hardware, Storage & Peripherals . — 12,134,794 — 12,134,794
Textiles, Apparel & Luxury Goods .......... — 8,294,841 — 8,294,841
Wireless Telecommunication Services ....... 6,067,322 — — 6,067,322
Short Term Investments ................... — 22,000,000 — 22,000,000
Total Investments in Securities ........... $233,727,789 $235,044,983
n
$— $468,772,772
a
Includes foreign securities valued at $119,013,783, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $11,066,901, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $42,268,098, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $564,762, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $65,054,985, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $1,172,525, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes securities determined to have no value at September 30, 2021.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2021, the reconciliation is as follows:
h
Includes foreign securities valued at $203,666,264, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $328,386,909, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
For detailed categories, see the accompanying Statement of Investments.
k
Includes foreign securities valued at $65,009,819, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $251,513,162, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes foreign securities valued at $1,052,264,620, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
n
Includes foreign securities valued at $213,044,983, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
IT Services ........ $ 1,208,923 $ — $ — $ — $ — $ — $ — $ 1,574,577 $ 2,783,500 $ 1,574,577
Leisure Products .... — 1,669,739 — — — — — 2,808,573 4,478,312 2,808,573
Software .......... — 1,959,437 (1,421,542) — — — — 280,946 818,841 280,946
Convertible Preferred
Stocks :
Diversified Consumer
Services .......... — 1,034,805 — — — — — (10,617) 1,024,188 (10,617)
Software .......... — 4,624,214 — — — — — 704,380 5,328,594 704,380
Textiles, Apparel &
Luxury Goods ...... 1,068,276 — — — — — — 36,215 1,104,491 36,215
Preferred Stocks :
Internet & Direct
Marketing Retail ..... 1,657,023 — (1,600,000) — — — — (57,023) — —
Software .......... 768,400 — (768,400) — — — — — — —
Warrants :
Software .......... — —
e
— — — — — — —
e
—
Total Investments in
Securities ............ $4,702,622 $9,288,195 $(3,789,942) $— $— $— $— $5,337,051 $15,537,926 $5,394,074
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
China ...... $ — $ — $ — $ 7,080,740 $ — $ — $ — $ (3,739,017) $ 3,341,723 $ (3,739,017)
Escrows and
Litigation Trusts .. —
e
— — — — — — — —
e
—
Total Investments in
Securities ......... $— $— $— $7,080,740 $— $— $— $(3,739,017) $3,341,723 $(3,739,017)
a a a a a a a a a a a
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign
Government
and Agency
Securities :
Argentina .... $ 43,034,720 $ — $ — $ — $ (43,034,720) $ — $ — $ — $ — $ —
Short Term
Investments .... 3,010,391 — — — (3,010,391) — — — — —
Total Investments in
Securities ......... $46,045,111 $— $— $— $(46,045,111) $— $— $— $— $—
Other Financial Instruments:
Restricted Currency
(ARS) ........
$3,151 $— $— $— $(3,151) $— $— $— $— $—
Receivables:
Interest (ARS) .
$947,439 $— $— $— $(947,439) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS) .
$463,749 $— $— $— $(463,749) $— $— $— $— $—
Deferred Tax (ARS)
$2,124 $— $— $— $(2,124) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transfers out of Level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input .
e
Includes securities determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks
IT Services . . . . . . . . . . . . . . . . . . 2,783,500 Market comparables Discount for lack of marketability
2.6% Decrease
c
Software . . . . . . . . . . . . . . . . . . . . 818,841 Market comparables Discount for lack of marketability
1.3% Decrease
Convertible Preferred Stocks
Diversified Consumer Services. . . 1,024,188 Discounted cash flow Discount for lack of marketability
11.7% Decrease
c
Weighted average
cost of capital
15.2% Decrease
d
 Long-term growth rate 5.0% Increase
Software . . . . . . . . . . . . . . . . . . . . 1,947,980 Market comparables EV / revenue multiple 19.5x - 29.7x
(24.6x)
Increase
c
Textiles, Apparel & Luxury Goods. 1,104,491 Market comparables EV / revenue multiple 6.5x Increase
c
Discount for lack of
marketability
5.7% Decrease
All Other Investments
.............
7,858,926
e,f
Total $15,537,926
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks
China . . . . . . . . . . . . . . . . . . . $3,341,723 Discount to last traded price
Discount 45.0% Decrease
c
Index Movement -14.0% Increase
c
All Other Investments
.............
-
f
Total $3,341,723
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at September 30, 2021.
Abbreviations List
EV - Enterprise value
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citigroup, Inc
DBAB
Deutsche Bank AG
FBCO
Credit Suisse Group AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Selected Portfolio
ADR
American Depositary Receipt
AGMC
Assured Guaranty Municipal Corp.
BADLAR
Argentina Deposit Rates Badlar Private Banks ARS
CDI
CREST Depository Interest
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
CVR
Contingent Voting Rights
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
NYRS
New York Registry Shares
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
TBD
To Be Determined
T-Note
Treasury Note
VIX
Market Volatility Index
VRI
Value Recovery Instrument
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CHF
Swiss Franc
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
USD
United States Dollar
UYU
Uruguayan Peso
Index
CDX.NA.EM.Series
number CDX North America Emerging Markets Index
MCDX.NA.Series
number MCDX North America Index